FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$666,218,816	$453,952,864	$132,648,170	$1,142,546,809	$688,109,688
Net Assets	$666,218,816	$453,952,864	$132,648,170	$1,142,546,809	$688,109,688

NET ASSETS, representing:
Accumulation units	$665,673,271	$453,899,965	$132,450,312	$1,142,502,632	$683,764,718
Contracts in payout (annuitization) period	545,545	52,899	197,858	44,177	4,344,970
	$666,218,816	$453,952,864	$132,648,170	$1,142,546,809	$688,109,688

Units outstanding	8,932,813	39,976,082	1,818,670	40,802,376	25,236,189

Portfolio shares held	8,817,083	453,952,864	6,609,276	45,720,160	31,178,509
Portfolio net asset value per share	$75.56	$1.00	$20.07	$24.99	$22.07
Investment in portfolio shares, at cost	$320,122,340	$453,952,864	$80,309,903	$953,117,444	$465,214,580

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$2,991	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,729,265	5,699,613	1,473,862	13,748,887	9,822,379

NET INVESTMENT INCOME (LOSS)	(8,729,265)	(5,696,622)	(1,473,862)	(13,748,887)	(9,822,379)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	78,817,585	—	10,164,647	53,163,704	30,401,370
Net change in unrealized appreciation (depreciation) on investments	28,555,761	—	33,309,825	23,315,458	127,144,045
NET GAIN (LOSS) ON INVESTMENTS	107,373,346	—	43,474,472	76,479,162	157,545,415

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$98,644,081	$(5,696,622)	$42,000,610	$62,730,275	$147,723,036

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$138,420,896	$217,413,038	$—	$210,260,629	$480,305,877
Net Assets	$138,420,896	$217,413,038	$—	$210,260,629	$480,305,877

NET ASSETS, representing:
Accumulation units	$137,318,178	$216,949,199	$—	$208,890,719	$479,147,347
Contracts in payout (annuitization) period	1,102,718	463,839	—	1,369,910	1,158,530
	$138,420,896	$217,413,038	$—	$210,260,629	$480,305,877

Units outstanding	4,603,935	4,972,967	—	4,077,921	19,045,889

Portfolio shares held	11,145,000	6,756,154	—	5,471,263	27,461,742
Portfolio net asset value per share	$12.42	$32.18	$—	$38.43	$17.49
Investment in portfolio shares, at cost	$122,832,004	$116,153,003	$—	$120,431,115	$246,787,624

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	2/19/2021**	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,763,995	3,115,584	109,648	2,991,603	6,142,153

NET INVESTMENT INCOME (LOSS)	(1,763,995)	(3,115,584)	(109,648)	(2,991,603)	(6,142,153)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,278,493	18,665,075	17,307,779	24,057,495	43,672,414
Net change in unrealized appreciation (depreciation) on investments	2,334,974	(20,710,092)	(13,031,895)	34,646,425	6,088,503
NET GAIN (LOSS) ON INVESTMENTS	8,613,467	(2,045,017)	4,275,884	58,703,920	49,760,917

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,849,472	$(5,160,601)	$4,166,236	$55,712,317	$43,618,764

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$167,447,950	$261,524,847	$919,751,359	$279,197,727	$362,532,301
Net Assets	$167,447,950	$261,524,847	$919,751,359	$279,197,727	$362,532,301

NET ASSETS, representing:
Accumulation units	$167,015,921	$260,543,255	$915,331,745	$278,515,581	$360,665,526
Contracts in payout (annuitization) period	432,029	981,592	4,419,614	682,146	1,866,775
	$167,447,950	$261,524,847	$919,751,359	$279,197,727	$362,532,301

Units outstanding	2,491,157	6,928,277	13,588,837	6,241,737	5,385,518

Portfolio shares held	5,157,005	6,101,840	9,244,661	5,197,277	7,825,001
Portfolio net asset value per share	$32.47	$42.86	$99.49	$53.72	$46.33
Investment in portfolio shares, at cost	$99,258,942	$149,281,110	$321,756,708	$112,820,105	$229,223,189

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,032,679	3,778,417	12,996,054	3,668,465	4,511,081

NET INVESTMENT INCOME (LOSS)	(2,032,679)	(3,778,417)	(12,996,054)	(3,668,465)	(4,511,081)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,647,913	24,586,893	103,676,475	35,992,736	33,604,247
Net change in unrealized appreciation (depreciation) on investments	26,395,387	41,672,471	53,235,212	21,372,819	62,991,498
NET GAIN (LOSS) ON INVESTMENTS	40,043,300	66,259,364	156,911,687	57,365,555	96,595,745

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$38,010,621	$62,480,947	$143,915,633	$53,697,090	$92,084,664

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$181,217,883	$255,849,573	$1,036,008,177	$—	$121,127,280
Net Assets	$181,217,883	$255,849,573	$1,036,008,177	$—	$121,127,280

NET ASSETS, representing:
Accumulation units	$181,035,431	$254,977,386	$1,031,049,018	$—	$121,095,268
Contracts in payout (annuitization) period	182,452	872,187	4,959,159	—	32,012
	$181,217,883	$255,849,573	$1,036,008,177	$—	$121,127,280

Units outstanding	2,861,959	17,439,550	47,207,753	—	2,928,417

Portfolio shares held	2,202,186	22,170,674	65,945,778	—	4,443,407
Portfolio net asset value per share	$82.29	$11.54	$15.71	$—	$27.26
Investment in portfolio shares, at cost	$103,997,285	$243,463,951	$923,217,101	$—	$77,091,741

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	10/15/2021**	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,453,550	3,806,413	13,589,063	1,483,876	1,382,701

NET INVESTMENT INCOME (LOSS)	(2,453,550)	(3,806,413)	(13,589,063)	(1,483,876)	(1,382,701)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,758,954	6,098,978	17,663,541	68,212,997	4,022,988
Net change in unrealized appreciation (depreciation) on investments	(9,491,604)	(7,657,329)	(29,762,089)	(27,207,810)	21,692,413
NET GAIN (LOSS) ON INVESTMENTS	9,267,350	(1,558,351)	(12,098,548)	41,005,187	25,715,401

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,813,800	$(5,364,764)	$(25,687,611)	$39,521,311	$24,332,700
**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST International Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,269,882,890	$103,997,892	$200,724,646	$160,941,896	$335,133,276
Net Assets	$3,269,882,890	$103,997,892	$200,724,646	$160,941,896	$335,133,276

NET ASSETS, representing:
Accumulation units	$3,269,856,673	$103,755,904	$199,802,724	$160,088,174	$334,514,912
Contracts in payout (annuitization) period	26,217	241,988	921,922	853,722	618,364
	$3,269,882,890	$103,997,892	$200,724,646	$160,941,896	$335,133,276

Units outstanding	83,497,460	5,218,638	4,396,281	4,636,783	7,975,559

Portfolio shares held	77,138,072	4,529,525	6,237,559	3,962,134	11,049,564
Portfolio net asset value per share	$42.39	$22.96	$32.18	$40.62	$30.33
Investment in portfolio shares, at cost	$2,369,529,891	$79,755,375	$125,794,560	$107,003,044	$171,642,899

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST International Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	32,999,205	1,517,369	2,460,844	2,007,160	4,903,410

NET INVESTMENT INCOME (LOSS)	(32,999,205)	(1,517,369)	(2,460,844)	(2,007,160)	(4,903,410)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	125,060,357	2,438,900	16,727,232	8,773,496	32,449,191
Net change in unrealized appreciation (depreciation) on investments	173,609,693	5,431,891	14,702,777	8,360,205	8,935,388
NET GAIN (LOSS) ON INVESTMENTS	298,670,050	7,870,791	31,430,009	17,133,701	41,384,579

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$265,670,845	$6,353,422	$28,969,165	$15,126,541	$36,481,169

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$287,381,639	$4,367,170,808	$1,488,908,707	$2,349,635,445	$1,424,281,078
Net Assets	$287,381,639	$4,367,170,808	$1,488,908,707	$2,349,635,445	$1,424,281,078

NET ASSETS, representing:
Accumulation units	$287,381,639	$4,367,170,808	$1,488,383,894	$2,349,635,445	$1,424,281,078
Contracts in payout (annuitization) period	—	—	524,813	—	—
	$287,381,639	$4,367,170,808	$1,488,908,707	$2,349,635,445	$1,424,281,078

Units outstanding	14,489,026	167,294,445	87,953,773	98,657,466	72,797,117

Portfolio shares held	13,803,153	151,270,205	78,819,942	90,965,368	68,049,741
Portfolio net asset value per share	$20.82	$28.87	$18.89	$25.83	$20.93
Investment in portfolio shares, at cost	$208,740,306	$2,377,394,118	$1,101,754,671	$1,271,595,074	$980,611,067

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,733,374	59,895,819	20,894,831	31,250,525	20,331,959

NET INVESTMENT INCOME (LOSS)	(3,733,374)	(59,895,819)	(20,894,831)	(31,250,525)	(20,331,959)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,692,076	303,065,848	55,944,753	154,643,446	94,545,133
Net change in unrealized appreciation (depreciation) on investments	18,056,896	372,807,140	120,240,299	130,779,985	(5,425,311)
NET GAIN (LOSS) ON INVESTMENTS	32,748,972	675,872,988	176,185,052	285,423,431	89,119,822

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$29,015,598	$615,977,169	$155,290,221	$254,172,906	$68,787,863
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$668,250,933	$567,183,712	$—	$648,117,887	$1,048,089
Net Assets	$668,250,933	$567,183,712	$—	$648,117,887	$1,048,089

NET ASSETS, representing:
Accumulation units	$668,250,933	$567,183,712	$—	$647,138,513	$1,048,089
Contracts in payout (annuitization) period	—	—	—	979,374	—
	$668,250,933	$567,183,712	$—	$648,117,887	$1,048,089

Units outstanding	36,061,071	27,020,038	—	42,948,812	34,881

Portfolio shares held	33,016,350	24,757,037	—	43,614,932	116,714
Portfolio net asset value per share	$20.24	$22.91	$—	$14.86	$8.98
Investment in portfolio shares, at cost	$468,615,303	$384,455,782	$—	$584,920,350	$1,042,175

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	2/19/2021**	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$6,305

EXPENSES
Charges for mortality and expense risk,
and for administration	8,268,914	6,918,585	845,343	8,510,500	15,059

NET INVESTMENT INCOME (LOSS)	(8,268,914)	(6,918,585)	(845,343)	(8,510,500)	(8,754)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	171,681
Net realized gain (loss) on shares redeemed	32,364,665	25,701,888	95,604,421	9,407,079	(5,427)
Net change in unrealized appreciation (depreciation) on investments	39,922,872	41,132,149	(85,986,480)	(24,242,360)	(5,531)
NET GAIN (LOSS) ON INVESTMENTS	72,287,537	66,834,037	9,617,941	(14,835,281)	160,723

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$64,018,623	$59,915,452	$8,772,598	$(23,345,781)	$151,969
**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
ASSETS
Investment in the portfolios, at fair value	$551,897	$4,148,084	$5,588,703	$4,479,383	$1,182,955
Net Assets	$551,897	$4,148,084	$5,588,703	$4,479,383	$1,182,955

NET ASSETS, representing:
Accumulation units	$551,897	$3,981,242	$5,588,703	$4,479,383	$1,182,886
Contracts in payout (annuitization) period	—	166,842	—	—	69
	$551,897	$4,148,084	$5,588,703	$4,479,383	$1,182,955

Units outstanding	6,411	138,572	196,336	363,404	1,506,098

Portfolio shares held	22,628	300,804	104,933	141,618	81,303
Portfolio net asset value per share	$24.39	$13.79	$53.26	$31.63	$14.55
Investment in portfolio shares, at cost	$429,772	$2,689,766	$7,367,655	$4,722,084	$1,222,025

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$40,870	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,290	59,739	105,214	56,980	15,100

NET INVESTMENT INCOME (LOSS)	(6,290)	(59,739)	(105,214)	(16,110)	(15,100)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	99,828	—	1,136,619	—	13,266
Net realized gain (loss) on shares redeemed	41,958	672,951	1,089,871	1,888,354	(438,394)
Net change in unrealized appreciation (depreciation) on investments	(155,679)	(102,079)	(3,572,210)	(762,228)	89,977
NET GAIN (LOSS) ON INVESTMENTS	(13,893)	570,872	(1,345,720)	1,126,126	(335,151)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(20,183)	$511,133	$(1,450,934)	$1,110,016	$(350,251)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services
ASSETS
Investment in the portfolios, at fair value	$7,371,057	$5,246,708	$11,514,608	$18,549,791	$10,419,328
Net Assets	$7,371,057	$5,246,708	$11,514,608	$18,549,791	$10,419,328

NET ASSETS, representing:
Accumulation units	$7,371,057	$5,246,708	$11,514,608	$18,549,791	$10,419,328
Contracts in payout (annuitization) period	—	—	—	—	—
	$7,371,057	$5,246,708	$11,514,608	$18,549,791	$10,419,328

Units outstanding	171,662	168,680	203,513	519,835	272,101

Portfolio shares held	78,034	61,770	247,999	263,904	134,686
Portfolio net asset value per share	$94.46	$84.94	$46.43	$70.29	$77.36
Investment in portfolio shares, at cost	$6,624,454	$4,532,033	$11,168,109	$18,167,810	$10,253,448

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$16,327	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	92,202	64,340	128,138	297,595	160,476

NET INVESTMENT INCOME (LOSS)	(92,202)	(48,013)	(128,138)	(297,595)	(160,476)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	48,422	131,067	—	1,537,611	816,574
Net realized gain (loss) on shares redeemed	380,122	736,597	4,839,434	5,255,193	84,929
Net change in unrealized appreciation (depreciation) on investments	703,676	188,141	(557,414)	(1,774,694)	144,458
NET GAIN (LOSS) ON INVESTMENTS	1,132,220	1,055,805	4,282,020	5,018,110	1,045,961

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,040,018	$1,007,792	$4,153,882	$4,720,515	$885,485
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
ASSETS
Investment in the portfolios, at fair value	$12,043,695	$8,803,416	$7,199,959	$14,050,627	$5,392,787
Net Assets	$12,043,695	$8,803,416	$7,199,959	$14,050,627	$5,392,787

NET ASSETS, representing:
Accumulation units	$12,043,695	$8,785,432	$7,197,334	$14,050,627	$5,392,787
Contracts in payout (annuitization) period	—	17,984	2,625	—	—
	$12,043,695	$8,803,416	$7,199,959	$14,050,627	$5,392,787

Units outstanding	324,745	520,551	495,051	740,582	220,866

Portfolio shares held	173,415	313,959	281,029	278,672	236,941
Portfolio net asset value per share	$69.45	$28.04	$25.62	$50.42	$22.76
Investment in portfolio shares, at cost	$9,358,591	$7,983,126	$6,380,898	$11,652,333	$5,360,660

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$47,205	$160,849	$69,329	$54,075	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	161,578	108,468	99,822	211,375	74,125

NET INVESTMENT INCOME (LOSS)	(114,373)	52,381	(30,493)	(157,300)	(74,125)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	669,855	—	—	996,134	1,029,724
Net realized gain (loss) on shares redeemed	1,616,753	1,908,847	626,436	730,607	(2,521,177)
Net change in unrealized appreciation (depreciation) on investments	(309,318)	782,990	797,264	1,704,784	815,173
NET GAIN (LOSS) ON INVESTMENTS	1,977,290	2,691,837	1,423,700	3,431,525	(676,280)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,862,917	$2,744,218	$1,393,207	$3,274,225	$(750,405)
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
ASSETS
Investment in the portfolios, at fair value	$29,953,598	$3,463,290	$10,209,527	$8,382,369	$4,162,030
Net Assets	$29,953,598	$3,463,290	$10,209,527	$8,382,369	$4,162,030

NET ASSETS, representing:
Accumulation units	$29,905,019	$3,463,290	$10,209,527	$8,382,369	$4,162,030
Contracts in payout (annuitization) period	48,579	—	—	—	—
	$29,953,598	$3,463,290	$10,209,527	$8,382,369	$4,162,030

Units outstanding	784,783	157,807	271,333	61,575	250,787

Portfolio shares held	356,294	130,641	102,146	163,399	73,314
Portfolio net asset value per share	$84.07	$26.51	$99.95	$51.30	$56.77
Investment in portfolio shares, at cost	$25,454,720	$3,471,418	$8,596,683	$8,180,885	$4,304,018

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$11,652	$93,423	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	418,823	50,036	148,807	107,990	61,275

NET INVESTMENT INCOME (LOSS)	(407,171)	43,387	(148,807)	(107,990)	(61,275)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,401,324	—	581,051	1,373,134	623,650
Net realized gain (loss) on shares redeemed	440,601	121,267	992,255	717,350	487,831
Net change in unrealized appreciation (depreciation) on investments	2,843,945	(221,476)	(56,835)	(1,623,181)	(958,462)
NET GAIN (LOSS) ON INVESTMENTS	5,685,870	(100,209)	1,516,471	467,303	153,019

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,278,699	$(56,822)	$1,367,664	$359,313	$91,744
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
ASSETS
Investment in the portfolios, at fair value	$12,797,143	$18,327,125	$13,477,520	$2,571,439	$7,641,193
Net Assets	$12,797,143	$18,327,125	$13,477,520	$2,571,439	$7,641,193

NET ASSETS, representing:
Accumulation units	$12,783,156	$18,327,125	$13,472,947	$2,571,439	$7,641,193
Contracts in payout (annuitization) period	13,987	—	4,573	—	—
	$12,797,143	$18,327,125	$13,477,520	$2,571,439	$7,641,193

Units outstanding	1,226,848	469,768	386,928	120,467	194,606

Portfolio shares held	454,929	361,054	267,093	60,992	95,886
Portfolio net asset value per share	$28.13	$50.76	$50.46	$42.16	$79.69
Investment in portfolio shares, at cost	$12,559,067	$17,236,714	$12,363,977	$2,174,542	$5,984,941

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$38,194	$6,866	$1,821

EXPENSES
Charges for mortality and expense risk,
and for administration	162,119	252,194	190,262	30,801	93,074

NET INVESTMENT INCOME (LOSS)	(162,119)	(252,194)	(152,068)	(23,935)	(91,253)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,537,664	—	33,737	—
Net realized gain (loss) on shares redeemed	(1,539,787)	2,437,675	2,698,245	139,216	445,323
Net change in unrealized appreciation (depreciation) on investments	470,267	(1,483,156)	188,334	87,663	1,772,596
NET GAIN (LOSS) ON INVESTMENTS	(1,069,520)	2,492,183	2,886,579	260,616	2,217,919

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,231,639)	$2,239,989	$2,734,511	$236,681	$2,126,666
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
ASSETS
Investment in the portfolios, at fair value	$1,874,814	$34,898,797	$7,131,570	$16,536,310	$42,145
Net Assets	$1,874,814	$34,898,797	$7,131,570	$16,536,310	$42,145

NET ASSETS, representing:
Accumulation units	$1,874,814	$34,759,942	$7,131,570	$16,536,310	$42,145
Contracts in payout (annuitization) period	—	138,855	—	—	—
	$1,874,814	$34,898,797	$7,131,570	$16,536,310	$42,145

Units outstanding	2,141,079	731,362	146,905	369,507	61,202

Portfolio shares held	67,537	472,435	63,937	403,423	5,560
Portfolio net asset value per share	$27.76	$73.87	$111.54	$40.99	$7.58
Investment in portfolio shares, at cost	$2,024,088	$33,612,516	$6,097,243	$15,264,310	$43,739

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	22,507	385,560	53,706	224,936	384

NET INVESTMENT INCOME (LOSS)	(22,507)	(385,560)	(53,706)	(224,936)	(384)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	4,157,078	327,314	1,033,574	16,666
Net realized gain (loss) on shares redeemed	(10,911)	3,142,151	1,462,036	2,981,111	(34,015)
Net change in unrealized appreciation (depreciation) on investments	(164,705)	(1,159,146)	3,518	(1,173,103)	(386)
NET GAIN (LOSS) ON INVESTMENTS	(175,616)	6,140,083	1,792,868	2,841,582	(17,735)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(198,123)	$5,754,523	$1,739,162	$2,616,646	$(18,119)
The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
ASSETS
Investment in the portfolios, at fair value	$544,760	$207,574	$11,758,711	$13,299,320	$3,769,532
Net Assets	$544,760	$207,574	$11,758,711	$13,299,320	$3,769,532

NET ASSETS, representing:
Accumulation units	$544,760	$207,574	$11,758,711	$13,299,320	$3,769,532
Contracts in payout (annuitization) period	—	—	—	—	—
	$544,760	$207,574	$11,758,711	$13,299,320	$3,769,532

Units outstanding	2,598,183	345,067	380,857	346,697	307,206

Portfolio shares held	40,383	9,287	215,796	143,157	99,802
Portfolio net asset value per share	$13.49	$22.35	$54.49	$92.90	$37.77
Investment in portfolio shares, at cost	$573,659	$212,624	$11,319,945	$12,779,280	$3,104,651

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$11,141	$—	$41,011

EXPENSES
Charges for mortality and expense risk,
and for administration	5,174	1,735	177,845	158,360	53,464

NET INVESTMENT INCOME (LOSS)	(5,174)	(1,735)	(166,704)	(158,360)	(12,453)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,985	—	—	928,932	—
Net realized gain (loss) on shares redeemed	(106,991)	(21,873)	3,302,917	5,994,109	196,449
Net change in unrealized appreciation (depreciation) on investments	(5,190)	(1,681)	(631,075)	(2,570,038)	380,884
NET GAIN (LOSS) ON INVESTMENTS	(108,196)	(23,554)	2,671,842	4,353,003	577,333

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(113,370)	$(25,289)	$2,505,138	$4,194,643	$564,880

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$10,092,707	$89,893,386	$7,315,804	$15,807,659	$21,195,420
Net Assets	$10,092,707	$89,893,386	$7,315,804	$15,807,659	$21,195,420

NET ASSETS, representing:
Accumulation units	$10,085,404	$89,893,386	$7,315,804	$15,807,659	$21,112,510
Contracts in payout (annuitization) period	7,303	—	—	—	82,910
	$10,092,707	$89,893,386	$7,315,804	$15,807,659	$21,195,420

Units outstanding	142,054	2,194,760	185,796	544,921	455,336

Portfolio shares held	136,480	905,088	278,697	372,208	246,602
Portfolio net asset value per share	$73.95	$99.32	$26.25	$42.47	$85.95
Investment in portfolio shares, at cost	$8,765,794	$72,926,809	$7,621,730	$14,944,355	$18,549,475

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$233,600	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	125,577	934,736	105,067	218,516	265,223

NET INVESTMENT INCOME (LOSS)	(125,577)	(934,736)	(105,067)	15,084	(265,223)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	20,376,497	615,753	—	2,597,561
Net realized gain (loss) on shares redeemed	3,722,773	11,769,656	2,148,447	(1,795,327)	1,916,483
Net change in unrealized appreciation (depreciation) on investments	189,820	1,918,602	(1,555,240)	3,757,468	455,105
NET GAIN (LOSS) ON INVESTMENTS	3,912,593	34,064,755	1,208,960	1,962,141	4,969,149

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,787,016	$33,130,019	$1,103,893	$1,977,225	$4,703,926
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$10,423,993	$1,755,841	$12,095,871	$12,620	$25,409,063
Net Assets	$10,423,993	$1,755,841	$12,095,871	$12,620	$25,409,063

NET ASSETS, representing:
Accumulation units	$10,423,993	$1,755,841	$12,095,871	$12,620	$25,363,018
Contracts in payout (annuitization) period	—	—	—	—	46,045
	$10,423,993	$1,755,841	$12,095,871	$12,620	$25,409,063

Units outstanding	438,078	53,204	270,655	14,333	543,098

Portfolio shares held	211,354	8,926	165,970	406	750,415
Portfolio net asset value per share	$49.32	$196.70	$72.88	$31.10	$33.86
Investment in portfolio shares, at cost	$8,496,505	$621,703	$6,037,728	$36,808	$20,821,592

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$105,376	$5,525	$—	$—	$51,010

EXPENSES
Charges for mortality and expense risk,
and for administration	146,984	22,440	164,705	190	319,745

NET INVESTMENT INCOME (LOSS)	(41,608)	(16,915)	(164,705)	(190)	(268,735)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	66,177	910,958	—	2,653,255
Net realized gain (loss) on shares redeemed	261,668	153,910	1,670,739	(1,838)	308,039
Net change in unrealized appreciation (depreciation) on investments	1,822,325	330,768	95,895	(1,984)	(95,536)
NET GAIN (LOSS) ON INVESTMENTS	2,083,993	550,855	2,677,592	(3,822)	2,865,758

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,042,385	$533,940	$2,512,887	$(4,012)	$2,597,023

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM® Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$26,487,328	$18,374,220	$210,454	$1,776,517	$—
Net Assets	$26,487,328	$18,374,220	$210,454	$1,776,517	$—

NET ASSETS, representing:
Accumulation units	$26,481,778	$18,374,220	$210,454	$1,776,517	$—
Contracts in payout (annuitization) period	5,550	—	—	—	—
	$26,487,328	$18,374,220	$210,454	$1,776,517	$—

Units outstanding	1,010,497	268,004	18,649	34,703	—

Portfolio shares held	695,571	802,017	103,672	126,532	—
Portfolio net asset value per share	$38.08	$22.91	$2.03	$14.04	$—
Investment in portfolio shares, at cost	$18,660,152	$13,023,868	$253,022	$1,307,766	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM® Quantitative Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	10/15/2021**

INVESTMENT INCOME
Dividend income	$—	$106,797	$2,426	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	355,288	257,693	3,232	27,361	9,721,351

NET INVESTMENT INCOME (LOSS)	(355,288)	(150,896)	(806)	(27,361)	(9,721,351)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,493,251	1,713,706	—	201,801	—
Net realized gain (loss) on shares redeemed	2,924,765	1,006,831	(27,047)	123,198	301,871,532
Net change in unrealized appreciation (depreciation) on investments	(1,755,113)	(119,268)	39,535	(176,787)	(218,886,369)
NET GAIN (LOSS) ON INVESTMENTS	3,662,903	2,601,269	12,488	148,212	82,985,163

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,307,615	$2,450,373	$11,682	$120,851	$73,263,812
**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,982,815,609	$1,530,769,029	$675,549,562	$31,096,725	$112,132,612
Net Assets	$3,982,815,609	$1,530,769,029	$675,549,562	$31,096,725	$112,132,612

NET ASSETS, representing:
Accumulation units	$3,982,400,696	$1,530,769,029	$675,549,562	$31,096,725	$112,132,612
Contracts in payout (annuitization) period	414,913	—	—	—	—
	$3,982,815,609	$1,530,769,029	$675,549,562	$31,096,725	$112,132,612

Units outstanding	193,478,759	61,572,515	34,563,117	1,483,208	10,304,271

Portfolio shares held	176,465,025	56,175,010	71,260,502	1,690,039	10,918,463
Portfolio net asset value per share	$22.57	$27.25	$9.48	$18.40	$10.27
Investment in portfolio shares, at cost	$2,788,098,487	$899,455,045	$676,653,199	$20,799,834	$85,544,098

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	49,485,688	20,836,189	9,156,522	332,434	1,321,364

NET INVESTMENT INCOME (LOSS)	(49,485,688)	(20,836,189)	(9,156,522)	(332,434)	(1,321,364)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	135,001,014	105,882,884	263,628	1,236,068	1,682,666
Net change in unrealized appreciation (depreciation) on investments	473,633,871	94,383,149	(16,505,980)	6,019,074	(1,408,760)
NET GAIN (LOSS) ON INVESTMENTS	608,634,885	200,266,033	(16,242,352)	7,255,142	273,906

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$559,149,197	$179,429,844	$(25,398,874)	$6,922,708	$(1,047,458)

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Allspring VT Omega Growth Fund (Class 2)	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$143,380,703	$—	$2,414,328	$20,626,211	$16,147,775
Net Assets	$143,380,703	$—	$2,414,328	$20,626,211	$16,147,775

NET ASSETS, representing:
Accumulation units	$143,380,703	$—	$2,414,328	$20,593,701	$16,100,732
Contracts in payout (annuitization) period	—	—	—	32,510	47,043
	$143,380,703	$—	$2,414,328	$20,626,211	$16,147,775

Units outstanding	2,417,767	—	45,056	363,703	344,384

Portfolio shares held	1,985,607	—	57,911	471,996	1,094,023
Portfolio net asset value per share	$72.21	$—	$41.69	$43.70	$14.76
Investment in portfolio shares, at cost	$93,228,126	$—	$1,621,297	$15,647,846	$12,969,223

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Allspring VT Omega Growth Fund (Class 2)	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021**	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,753,968	651,968	34,989	267,186	235,689

NET INVESTMENT INCOME (LOSS)	(1,753,968)	(651,968)	(34,989)	(267,186)	(235,689)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	250,488	2,223,890	1,923,658
Net realized gain (loss) on shares redeemed	21,439,268	829,623	176,500	2,145,686	1,723,175
Net change in unrealized appreciation (depreciation) on investments	(335,242)	(1,026,234)	(84,663)	(1,355,915)	(2,210,125)
NET GAIN (LOSS) ON INVESTMENTS	21,104,026	(196,611)	342,325	3,013,661	1,436,708

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,350,058	$(848,579)	$307,336	$2,746,475	$1,201,019

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$7,521,593	$55,275,304	$55,719,954	$101,480,930	$15,978,281
Net Assets	$7,521,593	$55,275,304	$55,719,954	$101,480,930	$15,978,281

NET ASSETS, representing:
Accumulation units	$7,311,221	$55,275,304	$55,719,954	$101,480,930	$15,959,957
Contracts in payout (annuitization) period	210,372	—	—	—	18,324
	$7,521,593	$55,275,304	$55,719,954	$101,480,930	$15,978,281

Units outstanding	352,383	4,589,641	2,578,929	6,381,407	646,951

Portfolio shares held	3,837,547	3,694,873	2,286,416	5,554,512	535,824
Portfolio net asset value per share	$1.96	$14.96	$24.37	$18.27	$29.82
Investment in portfolio shares, at cost	$7,377,317	$54,707,527	$35,349,686	$78,012,450	$13,838,002

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$111,148	$—	$—	$—	$345,022

EXPENSES
Charges for mortality and expense risk,
and for administration	104,342	683,842	663,480	1,363,447	212,667

NET INVESTMENT INCOME (LOSS)	6,806	(683,842)	(663,480)	(1,363,447)	132,355

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	62,452
Net realized gain (loss) on shares redeemed	(1,099,630)	375,384	7,822,857	3,132,300	376,262
Net change in unrealized appreciation (depreciation) on investments	1,585,502	(758,585)	1,081,430	8,081,817	2,068,511
NET GAIN (LOSS) ON INVESTMENTS	485,872	(383,201)	8,904,287	11,214,117	2,507,225

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$492,678	$(1,067,043)	$8,240,807	$9,850,670	$2,639,580

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$222,976	$7,204,493	$2,777,108	$6,052,850	$145,606,873
Net Assets	$222,976	$7,204,493	$2,777,108	$6,052,850	$145,606,873

NET ASSETS, representing:
Accumulation units	$222,976	$7,204,493	$2,777,108	$6,052,850	$145,606,873
Contracts in payout (annuitization) period	—	—	—	—	—
	$222,976	$7,204,493	$2,777,108	$6,052,850	$145,606,873

Units outstanding	19,104	158,505	72,343	161,799	11,843,046

Portfolio shares held	21,564	189,842	79,437	172,250	10,393,067
Portfolio net asset value per share	$10.34	$37.95	$34.96	$35.14	$14.01
Investment in portfolio shares, at cost	$223,919	$1,627,957	$1,983,074	$4,032,380	$140,274,735

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$5,033	$—	$6,523	$2,371	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,567	66,927	38,207	80,544	1,920,760

NET INVESTMENT INCOME (LOSS)	2,466	(66,927)	(31,684)	(78,173)	(1,920,760)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,906	—	130,803	285,728	—
Net realized gain (loss) on shares redeemed	4,656	615,141	82,038	268,730	2,195,644
Net change in unrealized appreciation (depreciation) on investments	(15,204)	1,056,061	382,606	698,646	(4,300,219)
NET GAIN (LOSS) ON INVESTMENTS	(6,642)	1,671,202	595,447	1,253,104	(2,104,575)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,176)	$1,604,275	$563,763	$1,174,931	$(4,025,335)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
ASSETS
Investment in the portfolios, at fair value	$14,596,709	$191,470,155	$2,277,084	$92,495,950	$3,660,338
Net Assets	$14,596,709	$191,470,155	$2,277,084	$92,495,950	$3,660,338

NET ASSETS, representing:
Accumulation units	$14,596,709	$190,659,324	$2,277,084	$92,495,950	$3,660,338
Contracts in payout (annuitization) period	—	810,831	—	—	—
	$14,596,709	$191,470,155	$2,277,084	$92,495,950	$3,660,338

Units outstanding	1,313,619	9,859,164	192,082	3,419,660	349,822

Portfolio shares held	1,148,443	8,711,108	178,875	3,047,643	295,665
Portfolio net asset value per share	$12.71	$21.98	$12.73	$30.35	$12.38
Investment in portfolio shares, at cost	$13,773,108	$129,342,337	$2,140,588	$64,742,709	$3,690,643

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	222,247	2,592,981	28,646	1,104,648	57,129

NET INVESTMENT INCOME (LOSS)	(222,247)	(2,592,981)	(28,646)	(1,104,648)	(57,129)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	539,616	10,391,133	199,611	5,824,989	18,221
Net change in unrealized appreciation (depreciation) on investments	(818,173)	15,079,223	(310,972)	14,155,845	(95,469)
NET GAIN (LOSS) ON INVESTMENTS	(278,557)	25,470,356	(111,361)	19,980,834	(77,248)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(500,804)	$22,877,375	$(140,007)	$18,876,186	$(134,377)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$72,764,869	$2,829,857	$147,209	$170,350,121	$1,139,213
Net Assets	$72,764,869	$2,829,857	$147,209	$170,350,121	$1,139,213

NET ASSETS, representing:
Accumulation units	$72,764,869	$2,829,857	$147,209	$168,972,444	$1,139,213
Contracts in payout (annuitization) period	—	—	—	1,377,677	—
	$72,764,869	$2,829,857	$147,209	$170,350,121	$1,139,213

Units outstanding	2,789,758	296,491	10,461	6,174,032	93,009

Portfolio shares held	2,496,222	2,829,857	20,083	5,545,251	79,665
Portfolio net asset value per share	$29.15	$1.00	$7.33	$30.72	$14.30
Investment in portfolio shares, at cost	$50,132,870	$2,829,857	$159,947	$161,474,852	$1,154,976

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$304	$13,317	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	845,316	30,567	1,471	517,184	47,830

NET INVESTMENT INCOME (LOSS)	(845,316)	(30,263)	11,846	(517,184)	(47,830)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	304	—	—	—
Net realized gain (loss) on shares redeemed	4,089,994	—	(1,876)	2,351,502	(36,032)
Net change in unrealized appreciation (depreciation) on investments	11,843,558	—	(4,981)	8,034,911	(43,942)
NET GAIN (LOSS) ON INVESTMENTS	15,933,552	304	(6,857)	10,386,413	(79,974)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,088,236	$(29,959)	$4,989	$9,869,229	$(127,804)

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$25,560,293	$38,850,037	$21,041,346	$60,975,020	$—
Net Assets	$25,560,293	$38,850,037	$21,041,346	$60,975,020	$—

NET ASSETS, representing:
Accumulation units	$25,560,293	$38,850,037	$21,026,798	$60,975,020	$—
Contracts in payout (annuitization) period	—	—	14,548	—	—
	$25,560,293	$38,850,037	$21,041,346	$60,975,020	$—

Units outstanding	2,372,208	3,610,221	1,550,335	5,445,055	—

Portfolio shares held	2,084,853	3,224,069	1,559,774	4,981,619	—
Portfolio net asset value per share	$12.26	$12.05	$13.49	$12.24	$12.27
Investment in portfolio shares, at cost	$25,755,824	$40,073,754	$19,038,718	$61,055,837	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$237,944	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	582,269	859,457	326,731	585,043	—

NET INVESTMENT INCOME (LOSS)	(582,269)	(859,457)	(88,787)	(585,043)	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	228,633	285,746	2,016,335	(204,740)	—
Net change in unrealized appreciation (depreciation) on investments	(1,572,813)	(2,436,957)	(4,085,073)	(82,063)	—
NET GAIN (LOSS) ON INVESTMENTS	(1,344,180)	(2,151,211)	(2,068,738)	(286,803)	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,926,449)	$(3,010,668)	$(2,157,525)	$(871,846)	$—

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$51,992,323	$35,399,563	$3,151,481	$6,902,401	$9,494,000
Net Assets	$51,992,323	$35,399,563	$3,151,481	$6,902,401	$9,494,000

NET ASSETS, representing:
Accumulation units	$51,992,323	$35,399,563	$3,151,481	$6,902,401	$9,494,000
Contracts in payout (annuitization) period	—	—	—	—	—
	$51,992,323	$35,399,563	$3,151,481	$6,902,401	$9,494,000

Units outstanding	4,328,385	3,392,311	218,499	661,442	704,017

Portfolio shares held	4,142,815	3,283,818	190,422	516,260	349,301
Portfolio net asset value per share	$12.55	$10.78	$16.55	$13.37	$27.18
Investment in portfolio shares, at cost	$51,723,957	$34,391,264	$3,156,078	$7,014,316	$9,434,338

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$9,591	$136,300	$80,888

EXPENSES
Charges for mortality and expense risk,
and for administration	983,514	1,043,425	26,450	56,538	62,319

NET INVESTMENT INCOME (LOSS)	(983,514)	(1,043,425)	(16,859)	79,762	18,569

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	101,999	405	245,341
Net realized gain (loss) on shares redeemed	(256,277)	(5,183,145)	56,055	(40,189)	127,015
Net change in unrealized appreciation (depreciation) on investments	(3,441,866)	2,163,067	(36,117)	(127,383)	4,702
NET GAIN (LOSS) ON INVESTMENTS	(3,698,143)	(3,020,078)	121,937	(167,167)	377,058

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,681,657)	$(4,063,503)	$105,078	$(87,405)	$395,627

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® Value Series (Service Shares)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
ASSETS
Investment in the portfolios, at fair value	$12,514,377	$110,216,859	$15,469,173	$103,216,603	$52,363,082
Net Assets	$12,514,377	$110,216,859	$15,469,173	$103,216,603	$52,363,082

NET ASSETS, representing:
Accumulation units	$12,514,377	$110,216,859	$15,423,227	$102,669,945	$52,363,082
Contracts in payout (annuitization) period	—	—	45,946	546,658	—
	$12,514,377	$110,216,859	$15,469,173	$103,216,603	$52,363,082

Units outstanding	799,316	11,016,778	910,262	10,542,857	5,609,454

Portfolio shares held	517,979	11,021,686	134,949	8,502,191	5,529,365
Portfolio net asset value per share	$24.16	$10.00	$114.63	$12.14	$9.47
Investment in portfolio shares, at cost	$11,908,728	$110,216,859	$10,464,831	$103,735,935	$51,985,367

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Value Series (Service Shares)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/4/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$69,612	$50,117	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	73,452	153	207,618	1,448,865	212,666

NET INVESTMENT INCOME (LOSS)	(3,840)	49,964	(207,618)	(1,448,865)	(212,666)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	136,827	—	1,645,805	—	—
Net realized gain (loss) on shares redeemed	313,097	—	1,250,675	(50,202)	(119,526)
Net change in unrealized appreciation (depreciation) on investments	561,050	—	(138,590)	(1,442,952)	377,715
NET GAIN (LOSS) ON INVESTMENTS	1,010,974	—	2,757,890	(1,493,154)	258,189

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,007,134	$49,964	$2,550,272	$(2,942,019)	$45,523

* Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,729,265)	$(5,696,622)	$(1,473,862)	$(13,748,887)	$(9,822,379)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	78,817,585	—	10,164,647	53,163,704	30,401,370
Net change in unrealized appreciation (depreciation) on investments	28,555,761	—	33,309,825	23,315,458	127,144,045
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	98,644,081	(5,696,622)	42,000,610	62,730,275	147,723,036

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,085,629	7,304,605	221,705	564,943	2,052,956
Annuity payments	(1,312,669)	(2,741,913)	(228,029)	(795,209)	(1,601,306)
Surrenders, withdrawals and death benefits	(57,067,118)	(624,622,953)	(10,508,788)	(90,012,203)	(60,875,950)
Net transfers between other subaccounts
or fixed rate option	(32,711,000)	590,406,105	(8,475,412)	498,112,660	(56,394,179)
Miscellaneous transactions	(16,797)	(27,939)	(6,902)	8,535	(104,499)
Other charges	(3,954,889)	(1,047,781)	(734,051)	(8,906,237)	(2,392,693)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(93,976,844)	(30,729,876)	(19,731,477)	398,972,489	(119,315,671)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,667,237	(36,426,498)	22,269,133	461,702,764	28,407,365

NET ASSETS
Beginning of period	661,551,579	490,379,362	110,379,037	680,844,045	659,702,323
End of period	$666,218,816	$453,952,864	$132,648,170	$1,142,546,809	$688,109,688

Beginning units	10,279,932	42,690,537	2,139,065	26,191,968	29,923,528
Units issued	462,685	37,707,776	163,465	19,643,259	799,188
Units redeemed	(1,809,804)	(40,422,231)	(483,860)	(5,032,851)	(5,486,527)
Ending units	8,932,813	39,976,082	1,818,670	40,802,376	25,236,189

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	2/19/2021**	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,763,995)	$(3,115,584)	$(109,648)	$(2,991,603)	$(6,142,153)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,278,493	18,665,075	17,307,779	24,057,495	43,672,414
Net change in unrealized appreciation (depreciation) on investments	2,334,974	(20,710,092)	(13,031,895)	34,646,425	6,088,503
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,849,472	(5,160,601)	4,166,236	55,712,317	43,618,764

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	321,129	937,435	56,120	516,569	1,394,621
Annuity payments	(453,514)	(800,741)	(36,324)	(595,770)	(926,213)
Surrenders, withdrawals and death benefits	(12,759,794)	(20,068,337)	(574,363)	(19,805,405)	(43,433,497)
Net transfers between other subaccounts
or fixed rate option	74,630	(2,256,985)	(66,934,449)	(23,332,702)	(21,534,955)
Miscellaneous transactions	(10,980)	(13,701)	(24,507)	(40,868)	(15,723)
Other charges	(634,109)	(918,733)	(52,031)	(629,047)	(2,394,403)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,462,638)	(23,121,062)	(67,565,554)	(43,887,223)	(66,910,170)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,613,166)	(28,281,663)	(63,399,318)	11,825,094	(23,291,406)

NET ASSETS
Beginning of period	145,034,062	245,694,701	63,399,318	198,435,535	503,597,283
End of period	$138,420,896	$217,413,038	$—	$210,260,629	$480,305,877

Beginning units	5,072,840	5,446,070	2,323,800	5,019,035	21,708,626
Units issued	1,584,259	276,960	29,440	218,968	765,993
Units redeemed	(2,053,164)	(750,063)	(2,353,240)	(1,160,082)	(3,428,730)
Ending units	4,603,935	4,972,967	—	4,077,921	19,045,889

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,032,679)	$(3,778,417)	$(12,996,054)	$(3,668,465)	$(4,511,081)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,647,913	24,586,893	103,676,475	35,992,736	33,604,247
Net change in unrealized appreciation (depreciation) on investments	26,395,387	41,672,471	53,235,212	21,372,819	62,991,498
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	38,010,621	62,480,947	143,915,633	53,697,090	92,084,664

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	517,353	452,267	2,297,425	1,715,682	799,608
Annuity payments	(120,734)	(739,978)	(3,238,839)	(480,162)	(760,654)
Surrenders, withdrawals and death benefits	(14,170,457)	(21,724,115)	(78,434,372)	(23,368,450)	(30,989,336)
Net transfers between other subaccounts
or fixed rate option	(15,966,574)	(18,353,434)	(49,381,616)	(16,819,498)	31,775,971
Miscellaneous transactions	(13,543)	(37,447)	(115,407)	(2,917)	(18,660)
Other charges	(1,139,141)	(1,058,890)	(1,948,297)	(1,065,378)	(1,601,096)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,893,096)	(41,461,597)	(130,821,106)	(40,020,723)	(794,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,117,525	21,019,350	13,094,527	13,676,367	91,290,497

NET ASSETS
Beginning of period	160,330,425	240,505,497	906,656,832	265,521,360	271,241,804
End of period	$167,447,950	$261,524,847	$919,751,359	$279,197,727	$362,532,301

Beginning units	2,979,555	8,089,661	15,675,920	7,196,775	5,292,640
Units issued	223,353	519,479	339,785	270,265	1,505,650
Units redeemed	(711,751)	(1,680,863)	(2,426,868)	(1,225,303)	(1,412,772)
Ending units	2,491,157	6,928,277	13,588,837	6,241,737	5,385,518

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	10/15/2021**	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,453,550)	$(3,806,413)	$(13,589,063)	$(1,483,876)	$(1,382,701)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,758,954	6,098,978	17,663,541	68,212,997	4,022,988
Net change in unrealized appreciation (depreciation) on investments	(9,491,604)	(7,657,329)	(29,762,089)	(27,207,810)	21,692,413
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,813,800	(5,364,764)	(25,687,611)	39,521,311	24,332,700

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	374,624	1,618,294	881,244	265,109	410,540
Annuity payments	(194,436)	(795,264)	(1,572,878)	(295,967)	(122,038)
Surrenders, withdrawals and death benefits	(14,836,727)	(28,289,858)	(88,849,981)	(11,437,012)	(8,480,860)
Net transfers between other subaccounts
or fixed rate option	(5,490,651)	10,915,592	78,825,116	(166,407,796)	(9,471,661)
Miscellaneous transactions	(737)	(41,806)	(49,875)	(39,451)	(3,183)
Other charges	(1,099,635)	(658,759)	(7,259,108)	(697,455)	(1,021,038)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,247,562)	(17,251,801)	(18,025,482)	(178,612,572)	(18,688,240)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,433,762)	(22,616,565)	(43,713,093)	(139,091,261)	5,644,460

NET ASSETS
Beginning of period	195,651,645	278,466,138	1,079,721,270	139,091,261	115,482,820
End of period	$181,217,883	$255,849,573	$1,036,008,177	$—	$121,127,280

Beginning units	3,187,755	18,593,225	47,997,476	4,416,487	3,430,461
Units issued	264,323	3,564,980	4,378,692	348,042	254,496
Units redeemed	(590,119)	(4,718,655)	(5,168,415)	(4,764,529)	(756,540)
Ending units	2,861,959	17,439,550	47,207,753	—	2,928,417
** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST International Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(32,999,205)	$(1,517,369)	$(2,460,844)	$(2,007,160)	$(4,903,410)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	125,060,357	2,438,900	16,727,232	8,773,496	32,449,191
Net change in unrealized appreciation (depreciation) on investments	173,609,693	5,431,891	14,702,777	8,360,205	8,935,388
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	265,670,845	6,353,422	28,969,165	15,126,541	36,481,169

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,145,904	110,007	647,944	552,129	488,512
Annuity payments	(2,618,605)	(184,661)	(444,773)	(568,084)	(681,821)
Surrenders, withdrawals and death benefits	(196,132,097)	(8,773,331)	(18,391,906)	(14,149,814)	(29,613,350)
Net transfers between other subaccounts
or fixed rate option	874,823,190	2,452,179	(9,890,519)	(1,354,184)	(11,560,182)
Miscellaneous transactions	(50,696)	(5,562)	(22,737)	(20,631)	(8,177)
Other charges	(18,052,247)	(533,878)	(1,371,505)	(1,005,741)	(1,051,627)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	662,115,449	(6,935,246)	(29,473,496)	(16,546,325)	(42,426,645)

TOTAL INCREASE (DECREASE) IN NET ASSETS	927,786,294	(581,824)	(504,331)	(1,419,784)	(5,945,476)

NET ASSETS
Beginning of period	2,342,096,596	104,579,716	201,228,977	162,361,680	341,078,752
End of period	$3,269,882,890	$103,997,892	$200,724,646	$160,941,896	$335,133,276

Beginning units	65,855,036	5,606,639	5,092,657	5,122,687	8,998,937
Units issued	25,384,019	330,895	286,757	228,227	417,045
Units redeemed	(7,741,595)	(718,896)	(983,133)	(714,131)	(1,440,423)
Ending units	83,497,460	5,218,638	4,396,281	4,636,783	7,975,559

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,733,374)	$(59,895,819)	$(20,894,831)	$(31,250,525)	$(20,331,959)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,692,076	303,065,848	55,944,753	154,643,446	94,545,133
Net change in unrealized appreciation (depreciation) on investments	18,056,896	372,807,140	120,240,299	130,779,985	(5,425,311)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,015,598	615,977,169	155,290,221	254,172,906	68,787,863

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	417,884	5,319,144	1,121,645	8,798,085	2,134,895
Annuity payments	(95,790)	(1,910,343)	(1,534,793)	(1,804,046)	(1,215,677)
Surrenders, withdrawals and death benefits	(22,527,810)	(367,051,795)	(126,756,527)	(193,351,397)	(146,246,105)
Net transfers between other subaccounts
or fixed rate option	(5,463,497)	(51,362,691)	(18,925,475)	(49,905,970)	(28,099,412)
Miscellaneous transactions	(11,083)	41,027	(24,327)	(39,553)	(124,218)
Other charges	(2,034,838)	(24,556,429)	(9,659,669)	(16,020,739)	(9,181,965)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,715,134)	(439,521,087)	(155,779,146)	(252,323,620)	(182,732,482)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(699,536)	176,456,082	(488,925)	1,849,286	(113,944,619)

NET ASSETS
Beginning of period	288,081,175	4,190,714,726	1,489,397,632	2,347,786,159	1,538,225,697
End of period	$287,381,639	$4,367,170,808	$1,488,908,707	$2,349,635,445	$1,424,281,078

Beginning units	16,036,878	185,227,283	97,685,735	109,846,305	82,395,164
Units issued	1,055,846	3,103,146	2,315,930	2,218,143	3,120,339
Units redeemed	(2,603,698)	(21,035,984)	(12,047,892)	(13,406,982)	(12,718,386)
Ending units	14,489,026	167,294,445	87,953,773	98,657,466	72,797,117
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	2/19/2021**	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,268,914)	$(6,918,585)	$(845,343)	$(8,510,500)	$(8,754)
Capital gains distributions received	—	—	—	—	171,681
Net realized gain (loss) on shares redeemed	32,364,665	25,701,888	95,604,421	9,407,079	(5,427)
Net change in unrealized appreciation (depreciation) on investments	39,922,872	41,132,149	(85,986,480)	(24,242,360)	(5,531)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	64,018,623	59,915,452	8,772,598	(23,345,781)	151,969

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	179,572	77,274	8,812	1,305,714	4,256
Annuity payments	(490,790)	(173,614)	(9,875)	(661,195)	—
Surrenders, withdrawals and death benefits	(51,587,764)	(38,140,545)	(5,762,790)	(60,041,628)	(23,059)
Net transfers between other subaccounts
or fixed rate option	(15,977,560)	(5,555,483)	(513,777,675)	67,112,851	(25,334)
Miscellaneous transactions	(22,804)	(6,367)	(1,674)	(21,834)	144
Other charges	(5,936,497)	(5,071,519)	(609,418)	(4,683,228)	(2,648)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(73,835,843)	(48,870,254)	(520,152,620)	3,010,680	(46,641)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,817,220)	11,045,198	(511,380,022)	(20,335,101)	105,328

NET ASSETS
Beginning of period	678,068,153	556,138,514	511,380,022	668,452,988	942,761
End of period	$668,250,933	$567,183,712	$—	$648,117,887	$1,048,089

Beginning units	40,172,711	29,412,399	32,135,125	42,790,099	36,438
Units issued	352,479	633,412	157,089	5,401,180	269
Units redeemed	(4,464,119)	(3,025,773)	(32,292,214)	(5,242,467)	(1,826)
Ending units	36,061,071	27,020,038	—	42,948,812	34,881
** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(6,290)	$(59,739)	$(105,214)	$(16,110)	$(15,100)
Capital gains distributions received	99,828	—	1,136,619	—	13,266
Net realized gain (loss) on shares redeemed	41,958	672,951	1,089,871	1,888,354	(438,394)
Net change in unrealized appreciation (depreciation) on investments	(155,679)	(102,079)	(3,572,210)	(762,228)	89,977
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(20,183)	511,133	(1,450,934)	1,110,016	(350,251)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	257	19,293	19,748	8,644	4,598
Annuity payments	(32,347)	(20,969)	(15,682)	(16,588)	(6,632)
Surrenders, withdrawals and death benefits	(26,204)	(576,319)	(578,105)	(271,160)	(60,762)
Net transfers between other subaccounts
or fixed rate option	(13,955)	(421,635)	(790,324)	868,385	217,867
Miscellaneous transactions	(685)	4,286	6,492	974	436
Other charges	(367)	(4,200)	(11,357)	(1,695)	(1,643)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(73,301)	(999,544)	(1,369,228)	588,560	153,864

TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,484)	(488,411)	(2,820,162)	1,698,576	(196,387)

NET ASSETS
Beginning of period	645,381	4,636,495	8,408,865	2,780,807	1,379,342
End of period	$551,897	$4,148,084	$5,588,703	$4,479,383	$1,182,955

Beginning units	7,207	171,846	236,208	301,376	1,343,086
Units issued	2	22,198	129,550	1,700,353	7,265,656
Units redeemed	(798)	(55,472)	(169,422)	(1,638,325)	(7,102,644)
Ending units	6,411	138,572	196,336	363,404	1,506,098

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(92,202)	$(48,013)	$(128,138)	$(297,595)	$(160,476)
Capital gains distributions received	48,422	131,067	—	1,537,611	816,574
Net realized gain (loss) on shares redeemed	380,122	736,597	4,839,434	5,255,193	84,929
Net change in unrealized appreciation (depreciation) on investments	703,676	188,141	(557,414)	(1,774,694)	144,458
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,040,018	1,007,792	4,153,882	4,720,515	885,485

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,177	8,585	14,032	21,421	12,997
Annuity payments	(18,211)	(16,279)	(107,733)	(8,181)	(41,881)
Surrenders, withdrawals and death benefits	(693,996)	(469,526)	(1,180,083)	(2,188,017)	(878,508)
Net transfers between other subaccounts
or fixed rate option	(687,186)	(54,756)	(58,237)	(180,815)	(83,670)
Miscellaneous transactions	(6,578)	(180)	(11,662)	(2,589)	(207)
Other charges	(3,124)	(4,387)	(3,405)	(21,160)	(74,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,391,918)	(536,543)	(1,347,088)	(2,379,341)	(1,065,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(351,900)	471,249	2,806,794	2,341,174	(180,256)

NET ASSETS
Beginning of period	7,722,957	4,775,459	8,707,814	16,208,617	10,599,584
End of period	$7,371,057	$5,246,708	$11,514,608	$18,549,791	$10,419,328

Beginning units	207,200	190,515	240,929	562,797	300,758
Units issued	109,830	129,675	1,409,744	5,951,878	75,886
Units redeemed	(145,368)	(151,510)	(1,447,160)	(5,994,840)	(104,543)
Ending units	171,662	168,680	203,513	519,835	272,101

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(114,373)	$52,381	$(30,493)	$(157,300)	$(74,125)
Capital gains distributions received	669,855	—	—	996,134	1,029,724
Net realized gain (loss) on shares redeemed	1,616,753	1,908,847	626,436	730,607	(2,521,177)
Net change in unrealized appreciation (depreciation) on investments	(309,318)	782,990	797,264	1,704,784	815,173
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,862,917	2,744,218	1,393,207	3,274,225	(750,405)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,723	18,956	17,227	16,351	8,569
Annuity payments	(57,884)	(50,131)	(22,439)	(35,674)	(178,281)
Surrenders, withdrawals and death benefits	(1,146,208)	(694,714)	(788,553)	(1,350,011)	(726,222)
Net transfers between other subaccounts
or fixed rate option	141,372	1,415,284	(39,957)	827,830	(366,209)
Miscellaneous transactions	(1,862)	(1,616)	(2,089)	192	3,226
Other charges	(70,400)	(8,475)	(14,443)	(83,715)	(9,136)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,131,259)	679,304	(850,254)	(625,027)	(1,268,053)

TOTAL INCREASE (DECREASE) IN NET ASSETS	731,658	3,423,522	542,953	2,649,198	(2,018,458)

NET ASSETS
Beginning of period	11,312,037	5,379,894	6,657,006	11,401,429	7,411,245
End of period	$12,043,695	$8,803,416	$7,199,959	$14,050,627	$5,392,787

Beginning units	358,734	474,378	561,556	774,109	283,171
Units issued	126,430	1,307,862	324,703	366,401	271,729
Units redeemed	(160,419)	(1,261,689)	(391,208)	(399,928)	(334,034)
Ending units	324,745	520,551	495,051	740,582	220,866

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(407,171)	$43,387	$(148,807)	$(107,990)	$(61,275)
Capital gains distributions received	2,401,324	—	581,051	1,373,134	623,650
Net realized gain (loss) on shares redeemed	440,601	121,267	992,255	717,350	487,831
Net change in unrealized appreciation (depreciation) on investments	2,843,945	(221,476)	(56,835)	(1,623,181)	(958,462)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,278,699	(56,822)	1,367,664	359,313	91,744

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,980	4,167	2,349	5,890	2,057
Annuity payments	(106,484)	(18,291)	(10,825)	(15,202)	(18,545)
Surrenders, withdrawals and death benefits	(2,497,163)	(242,148)	(636,813)	(395,674)	(393,741)
Net transfers between other subaccounts
or fixed rate option	(1,772,896)	(903,764)	1,055,647	(502,378)	(352,255)
Miscellaneous transactions	(614)	141	206	1,830	107
Other charges	(173,101)	(1,645)	(55,563)	(2,258)	(7,211)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,531,278)	(1,161,540)	355,001	(907,792)	(769,588)

TOTAL INCREASE (DECREASE) IN NET ASSETS	747,421	(1,218,362)	1,722,665	(548,479)	(677,844)

NET ASSETS
Beginning of period	29,206,177	4,681,652	8,486,862	8,930,848	4,839,874
End of period	$29,953,598	$3,463,290	$10,209,527	$8,382,369	$4,162,030

Beginning units	914,956	212,329	258,565	68,491	294,078
Units issued	107,040	77,721	128,106	14,432	196,750
Units redeemed	(237,213)	(132,243)	(115,338)	(21,348)	(240,041)
Ending units	784,783	157,807	271,333	61,575	250,787
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(162,119)	$(252,194)	$(152,068)	$(23,935)	$(91,253)
Capital gains distributions received	—	1,537,664	—	33,737	—
Net realized gain (loss) on shares redeemed	(1,539,787)	2,437,675	2,698,245	139,216	445,323
Net change in unrealized appreciation (depreciation) on investments	470,267	(1,483,156)	188,334	87,663	1,772,596
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,231,639)	2,239,989	2,734,511	236,681	2,126,666

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	43,951	31,846	25,899	3,834	6,890
Annuity payments	(59,140)	(37,052)	(16,437)	(1,998)	(2,963)
Surrenders, withdrawals and death benefits	(949,604)	(1,363,245)	(971,435)	(360,579)	(487,110)
Net transfers between other subaccounts
or fixed rate option	(1,615,011)	1,164,576	1,066,218	111,955	(101,511)
Miscellaneous transactions	(1,998)	(3,504)	(1,729)	245	(567)
Other charges	(14,403)	(80,314)	(55,803)	(2,538)	(23,798)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,596,205)	(287,693)	46,713	(249,081)	(609,059)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,827,844)	1,952,296	2,781,224	(12,400)	1,517,607

NET ASSETS
Beginning of period	16,624,987	16,374,829	10,696,296	2,583,839	6,123,586
End of period	$12,797,143	$18,327,125	$13,477,520	$2,571,439	$7,641,193

Beginning units	1,436,254	482,339	388,505	133,588	213,612
Units issued	2,753,085	344,162	423,215	38,583	128,259
Units redeemed	(2,962,491)	(356,733)	(424,792)	(51,704)	(147,265)
Ending units	1,226,848	469,768	386,928	120,467	194,606
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(22,507)	$(385,560)	$(53,706)	$(224,936)	$(384)
Capital gains distributions received	—	4,157,078	327,314	1,033,574	16,666
Net realized gain (loss) on shares redeemed	(10,911)	3,142,151	1,462,036	2,981,111	(34,015)
Net change in unrealized appreciation (depreciation) on investments	(164,705)	(1,159,146)	3,518	(1,173,103)	(386)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(198,123)	5,754,523	1,739,162	2,616,646	(18,119)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,957	35,112	19,343	44,759	3
Annuity payments	(5,630)	(48,413)	—	(54,785)	—
Surrenders, withdrawals and death benefits	(178,296)	(3,924,648)	(616,803)	(1,385,419)	(1,644)
Net transfers between other subaccounts
or fixed rate option	1,173,426	(2,190,847)	1,881,993	367,038	10,662
Miscellaneous transactions	738	42,118	504	(364)	10
Other charges	(2,849)	(24,738)	(1,741)	(67,261)	(54)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	994,346	(6,111,416)	1,283,296	(1,096,032)	8,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	796,223	(356,893)	3,022,458	1,520,614	(9,142)

NET ASSETS
Beginning of period	1,078,591	35,255,690	4,109,112	15,015,696	51,287
End of period	$1,874,814	$34,898,797	$7,131,570	$16,536,310	$42,145

Beginning units	1,190,721	909,789	125,585	399,072	55,854
Units issued	3,916,652	1,769,928	336,257	283,616	452,736
Units redeemed	(2,966,294)	(1,948,355)	(314,937)	(313,181)	(447,388)
Ending units	2,141,079	731,362	146,905	369,507	61,202
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(5,174)	$(1,735)	$(166,704)	$(158,360)	$(12,453)
Capital gains distributions received	3,985	—	—	928,932	—
Net realized gain (loss) on shares redeemed	(106,991)	(21,873)	3,302,917	5,994,109	196,449
Net change in unrealized appreciation (depreciation) on investments	(5,190)	(1,681)	(631,075)	(2,570,038)	380,884
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(113,370)	(25,289)	2,505,138	4,194,643	564,880

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	816	7	46,983	14,776	915
Annuity payments	—	—	(45,630)	(24,186)	(184)
Surrenders, withdrawals and death benefits	351,425	74,458	(995,567)	(3,170,244)	(502,128)
Net transfers between other subaccounts
or fixed rate option	56,291	80,345	370,133	542,293	211,400
Miscellaneous transactions	(12,840)	(2,706)	2,032	(2,409)	(33)
Other charges	(1,409)	(81)	(52,217)	(3,923)	(24,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	394,283	152,023	(674,266)	(2,643,693)	(314,611)

TOTAL INCREASE (DECREASE) IN NET ASSETS	280,913	126,734	1,830,872	1,550,950	250,269

NET ASSETS
Beginning of period	263,847	80,840	9,927,839	11,748,370	3,519,263
End of period	$544,760	$207,574	$11,758,711	$13,299,320	$3,769,532

Beginning units	919,621	103,553	411,741	413,501	333,044
Units issued	12,585,185	8,851,918	478,731	1,615,978	91,196
Units redeemed	(10,906,623)	(8,610,404)	(509,615)	(1,682,782)	(117,034)
Ending units	2,598,183	345,067	380,857	346,697	307,206
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(125,577)	$(934,736)	$(105,067)	$15,084	$(265,223)
Capital gains distributions received	—	20,376,497	615,753	—	2,597,561
Net realized gain (loss) on shares redeemed	3,722,773	11,769,656	2,148,447	(1,795,327)	1,916,483
Net change in unrealized appreciation (depreciation) on investments	189,820	1,918,602	(1,555,240)	3,757,468	455,105
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,787,016	33,130,019	1,103,893	1,977,225	4,703,926

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	24,591	143,871	22,835	13,716	22,208
Annuity payments	(2,937)	(179,935)	(285)	(29,761)	(16,814)
Surrenders, withdrawals and death benefits	(1,308,739)	(5,963,373)	(647,191)	(1,057,500)	(1,861,348)
Net transfers between other subaccounts
or fixed rate option	(778,635)	(10,294,286)	558,325	(1,978,710)	83,299
Miscellaneous transactions	(7,121)	(24,840)	6,411	(355)	(162)
Other charges	(6,980)	(17,132)	(2,517)	(71,282)	(60,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,079,821)	(16,335,695)	(62,422)	(3,123,892)	(1,833,140)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,707,195	16,794,324	1,041,471	(1,146,667)	2,870,786

NET ASSETS
Beginning of period	8,385,512	73,099,062	6,274,333	16,954,326	18,324,634
End of period	$10,092,707	$89,893,386	$7,315,804	$15,807,659	$21,195,420

Beginning units	164,943	2,578,938	193,149	658,235	503,319
Units issued	389,606	1,519,121	562,395	168,732	268,535
Units redeemed	(412,495)	(1,903,299)	(569,748)	(282,046)	(316,518)
Ending units	142,054	2,194,760	185,796	544,921	455,336
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(41,608)	$(16,915)	$(164,705)	$(190)	$(268,735)
Capital gains distributions received	—	66,177	910,958	—	2,653,255
Net realized gain (loss) on shares redeemed	261,668	153,910	1,670,739	(1,838)	308,039
Net change in unrealized appreciation (depreciation) on investments	1,822,325	330,768	95,895	(1,984)	(95,536)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,042,385	533,940	2,512,887	(4,012)	2,597,023

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,705	2,818	21,463	7	48,115
Annuity payments	(29,162)	—	(92,758)	—	(91,652)
Surrenders, withdrawals and death benefits	(1,138,292)	(123,490)	(1,374,258)	(115)	(2,530,275)
Net transfers between other subaccounts
or fixed rate option	(966,499)	(25,338)	(399,911)	3,417	(412,865)
Miscellaneous transactions	(1,651)	(293)	(3,137)	—	5,877
Other charges	(44,271)	(707)	(12,310)	(10)	(20,546)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,177,170)	(147,010)	(1,860,911)	3,299	(3,001,346)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(134,785)	386,930	651,976	(713)	(404,323)

NET ASSETS
Beginning of period	10,558,778	1,368,911	11,443,895	13,333	25,813,386
End of period	$10,423,993	$1,755,841	$12,095,871	$12,620	$25,409,063

Beginning units	537,287	58,153	317,013	11,280	610,473
Units issued	117,156	173	1,022	3,246	28,650
Units redeemed	(216,365)	(5,122)	(47,380)	(193)	(96,025)
Ending units	438,078	53,204	270,655	14,333	543,098
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM® Quantitative Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	10/15/2021**

OPERATIONS
Net investment income (loss)	$(355,288)	$(150,896)	$(806)	$(27,361)	$(9,721,351)
Capital gains distributions received	2,493,251	1,713,706	—	201,801	—
Net realized gain (loss) on shares redeemed	2,924,765	1,006,831	(27,047)	123,198	301,871,532
Net change in unrealized appreciation (depreciation) on investments	(1,755,113)	(119,268)	39,535	(176,787)	(218,886,369)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,307,615	2,450,373	11,682	120,851	73,263,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	68,319	15,035	2,419	2,915	218,111
Annuity payments	(165,062)	(64,018)	—	(29,897)	(1,072,531)
Surrenders, withdrawals and death benefits	(2,519,753)	(838,905)	(14,563)	(226,412)	(56,422,272)
Net transfers between other subaccounts
or fixed rate option	(1,196,339)	(831,718)	(2,384)	(35,674)	(923,273,532)
Miscellaneous transactions	2,946	(3,184)	(52)	(413)	7,851
Other charges	(19,304)	(5,389)	(42)	(1,324)	(5,171,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,829,193)	(1,728,179)	(14,622)	(290,805)	(985,714,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(521,578)	722,194	(2,940)	(169,954)	(912,450,369)

NET ASSETS
Beginning of period	27,008,906	17,652,026	213,394	1,946,471	912,450,369
End of period	$26,487,328	$18,374,220	$210,454	$1,776,517	$—

Beginning units	1,159,103	294,762	20,072	40,356	53,451,010
Units issued	54,382	1,651	774	167	571,909
Units redeemed	(202,988)	(28,409)	(2,197)	(5,820)	(54,022,919)
Ending units	1,010,497	268,004	18,649	34,703	—
** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(49,485,688)	$(20,836,189)	$(9,156,522)	$(332,434)	$(1,321,364)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	135,001,014	105,882,884	263,628	1,236,068	1,682,666
Net change in unrealized appreciation (depreciation) on investments	473,633,871	94,383,149	(16,505,980)	6,019,074	(1,408,760)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	559,149,197	179,429,844	(25,398,874)	6,922,708	(1,047,458)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,435,098	1,215,098	12,647	60,368	80,355
Annuity payments	(1,939,904)	(339,609)	(586,626)	(12,015)	(98,517)
Surrenders, withdrawals and death benefits	(302,376,989)	(125,136,444)	(68,644,087)	(2,197,804)	(7,858,514)
Net transfers between other subaccounts
or fixed rate option	(64,743,484)	(33,561,009)	(91,768,757)	(2,260,497)	8,564,009
Miscellaneous transactions	(66,655)	(62,809)	9,630	(741)	5,286
Other charges	(33,636,518)	(9,806,467)	(8,414,482)	(270,939)	(1,072,148)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(400,328,452)	(167,691,240)	(169,391,675)	(4,681,628)	(379,529)

TOTAL INCREASE (DECREASE) IN NET ASSETS	158,820,745	11,738,604	(194,790,549)	2,241,080	(1,426,987)

NET ASSETS
Beginning of period	3,823,994,864	1,519,030,425	870,340,111	28,855,645	113,559,599
End of period	$3,982,815,609	$1,530,769,029	$675,549,562	$31,096,725	$112,132,612

Beginning units	214,233,319	68,669,419	42,947,643	1,727,160	10,361,343
Units issued	3,104,910	850,387	14,708,826	134,707	1,460,417
Units redeemed	(23,859,470)	(7,947,291)	(23,093,352)	(378,659)	(1,517,489)
Ending units	193,478,759	61,572,515	34,563,117	1,483,208	10,304,271
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Allspring VT Omega Growth Fund (Class 2)	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021**	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,753,968)	$(651,968)	$(34,989)	$(267,186)	$(235,689)
Capital gains distributions received	—	—	250,488	2,223,890	1,923,658
Net realized gain (loss) on shares redeemed	21,439,268	829,623	176,500	2,145,686	1,723,175
Net change in unrealized appreciation (depreciation) on investments	(335,242)	(1,026,234)	(84,663)	(1,355,915)	(2,210,125)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,350,058	(848,579)	307,336	2,746,475	1,201,019

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	220,372	83	3,640	41,946	29,143
Annuity payments	(12,555)	(36,823)	—	(76,409)	(5,060)
Surrenders, withdrawals and death benefits	(14,457,526)	(4,574,023)	(358,301)	(1,797,146)	(2,118,374)
Net transfers between other subaccounts
or fixed rate option	(10,241,906)	(66,098,740)	(24,522)	(1,038,197)	(1,493,959)
Miscellaneous transactions	(9,148)	633	120	1,363	2,469
Other charges	(1,149,233)	(29,499)	(941)	(19,661)	(15,457)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,649,996)	(70,738,369)	(380,004)	(2,888,104)	(3,601,238)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,299,938)	(71,586,948)	(72,668)	(141,629)	(2,400,219)

NET ASSETS
Beginning of period	149,680,641	71,586,948	2,486,996	20,767,840	18,547,994
End of period	$143,380,703	$—	$2,414,328	$20,626,211	$16,147,775

Beginning units	2,893,721	5,366,086	52,652	413,752	420,200
Units issued	431,542	106,188	371	40,075	49,797
Units redeemed	(907,496)	(5,472,274)	(7,967)	(90,124)	(125,613)
Ending units	2,417,767	—	45,056	363,703	344,384

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$6,806	$(683,842)	$(663,480)	$(1,363,447)	$132,355
Capital gains distributions received	—	—	—	—	62,452
Net realized gain (loss) on shares redeemed	(1,099,630)	375,384	7,822,857	3,132,300	376,262
Net change in unrealized appreciation (depreciation) on investments	1,585,502	(758,585)	1,081,430	8,081,817	2,068,511
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	492,678	(1,067,043)	8,240,807	9,850,670	2,639,580

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	39,164	8	219,472	22,251	38,680
Annuity payments	(15,120)	—	(51,757)	(93,050)	(105,888)
Surrenders, withdrawals and death benefits	(1,017,622)	(6,430,626)	(16,612,478)	(7,776,779)	(2,396,157)
Net transfers between other subaccounts
or fixed rate option	(107,643)	45,176,228	186,532	1,893,743	(483,318)
Miscellaneous transactions	3,473	(31)	7,949	(1,297)	1,610
Other charges	(8,095)	(12,447)	(22,678)	(740,596)	(14,095)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,105,843)	38,733,132	(16,272,960)	(6,695,728)	(2,959,168)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(613,165)	37,666,089	(8,032,153)	3,154,942	(319,588)

NET ASSETS
Beginning of period	8,134,758	17,609,215	63,752,107	98,325,988	16,297,869
End of period	$7,521,593	$55,275,304	$55,719,954	$101,480,930	$15,978,281

Beginning units	404,246	1,396,674	3,353,348	6,822,333	773,727
Units issued	32,647	3,908,072	103,957	556,391	36,792
Units redeemed	(84,510)	(715,105)	(878,376)	(997,317)	(163,568)
Ending units	352,383	4,589,641	2,578,929	6,381,407	646,951

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$2,466	$(66,927)	$(31,684)	$(78,173)	$(1,920,760)
Capital gains distributions received	3,906	—	130,803	285,728	—
Net realized gain (loss) on shares redeemed	4,656	615,141	82,038	268,730	2,195,644
Net change in unrealized appreciation (depreciation) on investments	(15,204)	1,056,061	382,606	698,646	(4,300,219)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,176)	1,604,275	563,763	1,174,931	(4,025,335)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	281	8,638	12,836	6,006	(1,546)
Annuity payments	—	(203,803)	—	(50,281)	(328,846)
Surrenders, withdrawals and death benefits	(76,722)	(190,156)	(111,054)	(243,422)	(11,848,173)
Net transfers between other subaccounts
or fixed rate option	(24,032)	(138,159)	(272,504)	(88,557)	9,504,064
Miscellaneous transactions	(35)	765	111	1,196	4,479
Other charges	(179)	(4,428)	(4,256)	(2,219)	(1,293,159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(100,687)	(527,143)	(374,867)	(377,277)	(3,963,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(104,863)	1,077,132	188,896	797,654	(7,988,516)

NET ASSETS
Beginning of period	327,839	6,127,361	2,588,212	5,255,196	153,595,389
End of period	$222,976	$7,204,493	$2,777,108	$6,052,850	$145,606,873

Beginning units	27,544	171,805	83,142	172,830	12,181,761
Units issued	1,466	5,240	261	2,846	2,034,674
Units redeemed	(9,906)	(18,540)	(11,060)	(13,877)	(2,373,389)
Ending units	19,104	158,505	72,343	161,799	11,843,046
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(222,247)	$(2,592,981)	$(28,646)	$(1,104,648)	$(57,129)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	539,616	10,391,133	199,611	5,824,989	18,221
Net change in unrealized appreciation (depreciation) on investments	(818,173)	15,079,223	(310,972)	14,155,845	(95,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(500,804)	22,877,375	(140,007)	18,876,186	(134,377)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	101	785,559	250	10,318	—
Annuity payments	—	(127,133)	—	(32,963)	(16,304)
Surrenders, withdrawals and death benefits	(2,477,894)	(16,008,092)	(52,981)	(7,959,745)	(606,320)
Net transfers between other subaccounts
or fixed rate option	(953,871)	7,364,154	(1,078,766)	1,076,041	(2,711,507)
Miscellaneous transactions	217	(15,810)	(148)	682	(2,205)
Other charges	(12,482)	(1,009,535)	(112)	(728,542)	(1,792)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,443,929)	(9,010,857)	(1,131,757)	(7,634,209)	(3,338,128)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,944,733)	13,866,518	(1,271,764)	11,241,977	(3,472,505)

NET ASSETS
Beginning of period	18,541,442	177,603,637	3,548,848	81,253,973	7,132,843
End of period	$14,596,709	$191,470,155	$2,277,084	$92,495,950	$3,660,338

Beginning units	1,621,937	10,350,011	292,353	3,714,833	653,852
Units issued	31,253	1,134,345	34,119	677,415	215,547
Units redeemed	(339,571)	(1,625,192)	(134,390)	(972,588)	(519,577)
Ending units	1,313,619	9,859,164	192,082	3,419,660	349,822
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(845,316)	$(30,263)	$11,846	$(517,184)	$(47,830)
Capital gains distributions received	—	304	—	—	—
Net realized gain (loss) on shares redeemed	4,089,994	—	(1,876)	2,351,502	(36,032)
Net change in unrealized appreciation (depreciation) on investments	11,843,558	—	(4,981)	8,034,911	(43,942)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,088,236	(29,959)	4,989	9,869,229	(127,804)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,466	2,132	71	91,934	—
Annuity payments	(51,803)	(198,261)	—	(140,904)	—
Surrenders, withdrawals and death benefits	(5,055,216)	(907,900)	(1,796)	(3,461,774)	(230,941)
Net transfers between other subaccounts
or fixed rate option	(209,498)	384,380	(3,802)	157,915,578	(4,627,108)
Miscellaneous transactions	(7,268)	(256)	(9)	(22,077)	(252)
Other charges	(536,618)	(3,436)	(42)	(208,785)	(612)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,836,937)	(723,341)	(5,578)	154,173,972	(4,858,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,251,299	(753,300)	(589)	164,043,201	(4,986,717)

NET ASSETS
Beginning of period	63,513,570	3,583,157	147,798	6,306,920	6,125,930
End of period	$72,764,869	$2,829,857	$147,209	$170,350,121	$1,139,213

Beginning units	3,036,559	371,685	10,866	289,424	479,160
Units issued	519,147	93,783	5	6,226,806	67,928
Units redeemed	(765,948)	(168,977)	(410)	(342,198)	(454,079)
Ending units	2,789,758	296,491	10,461	6,174,032	93,009

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(582,269)	$(859,457)	$(88,787)	$(585,043)	$—
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	228,633	285,746	2,016,335	(204,740)	—
Net change in unrealized appreciation (depreciation) on investments	(1,572,813)	(2,436,957)	(4,085,073)	(82,063)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,926,449)	(3,010,668)	(2,157,525)	(871,846)	—

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,253	1,364	65,129	106	—
Annuity payments	(322,587)	—	(105,574)	(16,807)	—
Surrenders, withdrawals and death benefits	(5,412,038)	(6,656,232)	(3,057,959)	(4,604,420)	—
Net transfers between other subaccounts
or fixed rate option	(8,278,378)	(7,292,713)	(828,261)	66,400,656	—
Miscellaneous transactions	1,564	(412)	3,477	1,339	—
Other charges	(17,549)	(15,296)	(24,397)	(4,634)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,027,735)	(13,963,289)	(3,947,585)	61,776,240	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,954,184)	(16,973,957)	(6,105,110)	60,904,394	—

NET ASSETS
Beginning of period	41,514,477	55,823,994	27,146,456	70,626	—
End of period	$25,560,293	$38,850,037	$21,041,346	$60,975,020	$—

Beginning units	3,635,001	4,851,537	1,824,261	5,877	—
Units issued	263,750	1,523,005	205,510	6,829,337	—
Units redeemed	(1,526,543)	(2,764,321)	(479,436)	(1,390,159)	—
Ending units	2,372,208	3,610,221	1,550,335	5,445,055	—

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(983,514)	$(1,043,425)	$(16,859)	$79,762	$18,569
Capital gains distributions received	—	—	101,999	405	245,341
Net realized gain (loss) on shares redeemed	(256,277)	(5,183,145)	56,055	(40,189)	127,015
Net change in unrealized appreciation (depreciation) on investments	(3,441,866)	2,163,067	(36,117)	(127,383)	4,702
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,681,657)	(4,063,503)	105,078	(87,405)	395,627

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,091	1,342	1,658,165	5,087,187	3,795,329
Annuity payments	—	(868,651)	—	—	—
Surrenders, withdrawals and death benefits	(11,962,475)	(10,253,805)	(48,313)	(267,027)	(250,154)
Net transfers between other subaccounts
or fixed rate option	(19,094,897)	(20,805,940)	895,326	244,341	4,382,910
Miscellaneous transactions	(503)	8,353	1,774	13,547	(14,447)
Other charges	(29,508)	(29,419)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,081,292)	(31,948,120)	2,506,952	5,078,048	7,913,638

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,762,949)	(36,011,623)	2,612,030	4,990,643	8,309,265

NET ASSETS
Beginning of period	87,755,272	71,411,186	539,451	1,911,758	1,184,735
End of period	$51,992,323	$35,399,563	$3,151,481	$6,902,401	$9,494,000

Beginning units	6,897,467	6,403,243	40,249	178,997	98,757
Units issued	345,198	6,327,264	223,170	765,951	745,959
Units redeemed	(2,914,280)	(9,338,196)	(44,920)	(283,506)	(140,699)
Ending units	4,328,385	3,392,311	218,499	661,442	704,017
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Value Series (Service Shares)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/4/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,840)	$49,964	$(207,618)	$(1,448,865)	$(212,666)
Capital gains distributions received	136,827	—	1,645,805	—	—
Net realized gain (loss) on shares redeemed	313,097	—	1,250,675	(50,202)	(119,526)
Net change in unrealized appreciation (depreciation) on investments	561,050	—	(138,590)	(1,442,952)	377,715
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,007,134	49,964	2,550,272	(2,942,019)	45,523

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,458,713	909,794,529	34,803	247,900	—
Annuity payments	—	—	(58,460)	(216,999)	—
Surrenders, withdrawals and death benefits	(113,001)	(30,940,351)	(1,682,396)	(9,985,537)	(1,600,498)
Net transfers between other subaccounts
or fixed rate option	6,423,839	(834,311,806)	(1,189,614)	7,717,623	53,920,986
Miscellaneous transactions	11,149	22,358	(2,787)	13,367	(1,627)
Other charges	—	—	(14,880)	(420,370)	(1,302)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,780,700	44,564,730	(2,913,334)	(2,644,016)	52,317,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,787,834	44,614,694	(363,062)	(5,586,035)	52,363,082

NET ASSETS
Beginning of period	726,543	65,602,165	15,832,235	108,802,638	—
End of period	$12,514,377	$110,216,859	$15,469,173	$103,216,603	$52,363,082

Beginning units	57,341	6,560,203	1,095,079	10,802,764	—
Units issued	911,891	32,824,751	25,248	1,517,330	6,981,247
Units redeemed	(169,916)	(28,368,176)	(210,065)	(1,777,237)	(1,371,793)
Ending units	799,316	11,016,778	910,262	10,542,857	5,609,454

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(7,550,791)	$(5,039,093)	$(1,284,787)	$(7,887,858)	$(8,202,636)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	129,026,165	—	10,199,676	92,271,716	(27,281,251)
Net change in unrealized appreciation (depreciation) on investments	50,232,888	—	(17,176,261)	(28,869,632)	37,291,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	171,708,262	(5,039,093)	(8,261,372)	55,514,226	1,807,802

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	654,001	6,508,779	203,853	379,559	1,328,156
Annuity payments	(743,322)	(4,411,591)	(249,912)	(383,832)	(1,219,932)
Surrenders, withdrawals and death benefits	(50,986,668)	(567,608,068)	(9,485,631)	(44,526,068)	(51,375,118)
Net transfers between other subaccounts
or fixed rate option	(61,463,523)	607,293,618	(1,144,939)	(12,092,483)	27,936,861
Miscellaneous transactions	(5,656)	14,862	(1,468)	(12,339)	(5,494)
Other charges	(3,643,880)	(1,208,832)	(627,613)	(4,666,015)	(2,065,065)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(116,189,048)	40,588,768	(11,305,710)	(61,301,178)	(25,400,592)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,519,214	35,549,675	(19,567,082)	(5,786,952)	(23,592,790)

NET ASSETS
Beginning of period	606,032,365	454,829,687	129,946,119	686,630,997	683,295,113
End of period	$661,551,579	$490,379,362	$110,379,037	$680,844,045	$659,702,323

Beginning units	13,440,860	39,170,263	2,450,197	29,386,228	31,214,229
Units issued	3,783,554	48,827,435	1,205,409	11,742,648	9,588,052
Units redeemed	(6,944,482)	(45,307,161)	(1,516,541)	(14,936,908)	(10,878,753)
Ending units	10,279,932	42,690,537	2,139,065	26,191,968	29,923,528
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,662,645)	$(2,800,335)	$(682,112)	$(2,359,143)	$(5,345,962)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,967,363	45,848,854	(3,042,235)	22,373,091	52,985,292
Net change in unrealized appreciation (depreciation) on investments	(2,806,640)	17,648,297	(139,563)	(18,168,541)	67,803,587
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,498,078	60,696,816	(3,863,910)	1,845,407	115,442,917

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	436,651	663,707	63,437	271,057	1,093,003
Annuity payments	(418,715)	(441,979)	(197,688)	(567,344)	(993,468)
Surrenders, withdrawals and death benefits	(14,299,165)	(18,731,425)	(4,623,935)	(15,229,526)	(39,592,505)
Net transfers between other subaccounts
or fixed rate option	(9,509,799)	(25,192,821)	3,150,625	2,857,916	(25,247,938)
Miscellaneous transactions	3,140	(5,932)	(9,344)	(3,916)	3,584
Other charges	(601,395)	(903,201)	(364,154)	(511,213)	(2,220,125)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,389,283)	(44,611,651)	(1,981,059)	(13,183,026)	(66,957,449)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,891,205)	16,085,165	(5,844,969)	(11,337,619)	48,485,468

NET ASSETS
Beginning of period	166,925,267	229,609,536	69,244,287	209,773,154	455,111,815
End of period	$145,034,062	$245,694,701	$63,399,318	$198,435,535	$503,597,283

Beginning units	5,969,338	6,718,152	2,380,802	5,272,961	25,435,004
Units issued	3,406,691	1,628,868	1,657,853	2,068,571	6,587,364
Units redeemed	(4,303,189)	(2,900,950)	(1,714,855)	(2,322,497)	(10,313,742)
Ending units	5,072,840	5,446,070	2,323,800	5,019,035	21,708,626
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,609,882)	$(2,929,140)	$(11,582,604)	$(3,244,430)	$(3,067,324)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,547,574	21,683,464	131,600,449	48,550,701	33,959,738
Net change in unrealized appreciation (depreciation) on investments	(4,039,394)	(23,193,922)	84,081,301	12,925,881	(42,989,167)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,101,702)	(4,439,598)	204,099,146	58,232,152	(12,096,753)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	189,740	281,287	2,419,390	1,300,572	454,921
Annuity payments	(364,113)	(429,979)	(2,563,776)	(472,566)	(868,786)
Surrenders, withdrawals and death benefits	(12,039,319)	(16,931,871)	(71,087,608)	(19,703,822)	(20,742,310)
Net transfers between other subaccounts
or fixed rate option	4,555,103	5,760,323	(88,240,515)	(13,216,241)	3,389,907
Miscellaneous transactions	(38,871)	(22,507)	17,231	39,862	(16,058)
Other charges	(961,853)	(874,513)	(1,922,574)	(1,005,628)	(1,041,064)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,659,313)	(12,217,260)	(161,377,852)	(33,057,823)	(18,823,390)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,761,015)	(16,656,858)	42,721,294	25,174,329	(30,920,143)

NET ASSETS
Beginning of period	170,091,440	257,162,355	863,935,538	240,347,031	302,161,947
End of period	$160,330,425	$240,505,497	$906,656,832	$265,521,360	$271,241,804

Beginning units	3,303,427	8,593,431	19,750,867	8,372,935	5,809,717
Units issued	2,209,704	3,767,764	2,063,646	1,655,677	2,777,324
Units redeemed	(2,533,576)	(4,271,534)	(6,138,593)	(2,831,837)	(3,294,401)
Ending units	2,979,555	8,089,661	15,675,920	7,196,775	5,292,640
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,955,376)	$(3,661,796)	$(12,724,763)	$(1,644,834)	$(1,061,833)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,739,012	5,130,079	81,027,651	14,760,117	(14,212,342)
Net change in unrealized appreciation (depreciation) on investments	36,205,572	1,126,815	(8,213,979)	(29,758,722)	7,450,840
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	57,989,208	2,595,098	60,088,909	(16,643,439)	(7,823,335)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	143,173	1,496,112	788,229	395,988	142,339
Annuity payments	(144,745)	(1,102,567)	(1,694,346)	(360,613)	(65,713)
Surrenders, withdrawals and death benefits	(11,916,152)	(30,161,591)	(82,430,991)	(11,094,672)	(7,286,367)
Net transfers between other subaccounts
or fixed rate option	(9,318,340)	24,855,614	57,457,727	(914,947)	15,381,708
Miscellaneous transactions	949	(40)	(7,469)	(19,701)	17,348
Other charges	(939,317)	(635,535)	(6,870,838)	(774,488)	(787,674)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,174,432)	(5,548,007)	(32,757,688)	(12,768,433)	7,401,641

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,814,776	(2,952,909)	27,331,221	(29,411,872)	(421,694)

NET ASSETS
Beginning of period	159,836,869	281,419,047	1,052,390,049	168,503,133	115,904,514
End of period	$195,651,645	$278,466,138	$1,079,721,270	$139,091,261	$115,482,820

Beginning units	3,946,411	19,028,490	50,846,911	5,103,827	3,450,983
Units issued	1,713,869	6,701,216	21,916,471	2,383,590	3,148,300
Units redeemed	(2,472,525)	(7,136,481)	(24,765,906)	(3,070,930)	(3,168,822)
Ending units	3,187,755	18,593,225	47,997,476	4,416,487	3,430,461
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST International Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(27,139,692)	$(1,285,355)	$(2,134,473)	$(1,712,719)	$(4,210,544)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	292,448,282	1,210,765	20,346,658	3,641,837	38,398,751
Net change in unrealized appreciation (depreciation) on investments	(80,129,826)	(2,902,856)	(3,609,897)	9,311,435	39,206,523
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	185,178,764	(2,977,446)	14,602,288	11,240,553	73,394,730

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,729,484	129,543	340,119	416,954	335,646
Annuity payments	(1,612,059)	(193,665)	(105,125)	(275,499)	(795,924)
Surrenders, withdrawals and death benefits	(151,657,014)	(8,172,186)	(16,372,175)	(11,214,522)	(25,706,046)
Net transfers between other subaccounts
or fixed rate option	(4,495,721)	6,926,412	(3,443,378)	2,566,473	(22,701,555)
Miscellaneous transactions	(4,747)	3,490	(12,378)	13,806	13,176
Other charges	(15,888,855)	(468,723)	(1,263,052)	(885,526)	(936,130)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(169,928,912)	(1,775,129)	(20,855,989)	(9,378,314)	(49,790,833)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,249,852	(4,752,575)	(6,253,701)	1,862,239	23,603,897

NET ASSETS
Beginning of period	2,326,846,744	109,332,291	207,482,678	160,499,441	317,474,855
End of period	$2,342,096,596	$104,579,716	$201,228,977	$162,361,680	$341,078,752

Beginning units	74,975,141	5,672,063	5,957,692	5,791,300	10,912,920
Units issued	25,387,278	2,465,662	2,816,290	2,888,216	1,864,259
Units redeemed	(34,507,383)	(2,531,086)	(3,681,325)	(3,556,829)	(3,778,242)
Ending units	65,855,036	5,606,639	5,092,657	5,122,687	8,998,937
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,428,770)	$(52,267,103)	$(18,876,858)	$(28,843,899)	$(20,244,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,220,077	544,598,598	154,662,382	257,092,799	133,843,003
Net change in unrealized appreciation (depreciation) on investments	(17,552,167)	(134,023,560)	(124,668,023)	(44,550,900)	(15,724,839)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,239,140	358,307,935	11,117,501	183,698,000	97,874,134

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	514,129	3,244,494	1,208,041	4,014,985	2,804,296
Annuity payments	(338,004)	(1,043,311)	(815,471)	(2,315,726)	(1,703,975)
Surrenders, withdrawals and death benefits	(19,060,653)	(297,485,440)	(105,386,977)	(167,100,486)	(147,788,646)
Net transfers between other subaccounts
or fixed rate option	(9,609,899)	(16,733,442)	2,193,659	(32,428,339)	46,887,040
Miscellaneous transactions	(11,330)	12,002	13,599	(3,662)	(21,155)
Other charges	(1,908,204)	(22,988,181)	(8,487,530)	(15,673,251)	(9,239,813)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,413,961)	(334,993,878)	(111,274,679)	(213,506,479)	(109,062,253)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,174,821)	23,314,057	(100,157,178)	(29,808,479)	(11,188,119)

NET ASSETS
Beginning of period	312,255,996	4,167,400,669	1,589,554,810	2,377,594,638	1,549,413,816
End of period	$288,081,175	$4,190,714,726	$1,489,397,632	$2,347,786,159	$1,538,225,697

Beginning units	18,448,099	207,219,958	107,878,088	123,490,792	89,864,156
Units issued	8,051,113	55,574,029	49,502,843	28,763,836	26,004,307
Units redeemed	(10,462,334)	(77,566,704)	(59,695,196)	(42,408,323)	(33,473,299)
Ending units	16,036,878	185,227,283	97,685,735	109,846,305	82,395,164
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(7,262,705)	$(5,829,637)	$(5,477,156)	$(7,863,323)	$(5,791)
Capital gains distributions received	—	—	—	—	23,885
Net realized gain (loss) on shares redeemed	72,005,663	75,158,240	56,203,563	40,914,669	(87,247)
Net change in unrealized appreciation (depreciation) on investments	(8,635,703)	(25,947,094)	(27,900,227)	2,255,387	142,957
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	56,107,255	43,381,509	22,826,180	35,306,733	73,804

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	154,768	220,259	209,926	1,578,840	3,718
Annuity payments	(299,963)	(291,126)	(295,138)	(1,155,810)	—
Surrenders, withdrawals and death benefits	(42,642,727)	(28,037,404)	(30,915,030)	(56,518,394)	(35,921)
Net transfers between other subaccounts
or fixed rate option	6,436,728	(8,689,608)	(3,659,968)	31,192,830	(43,507)
Miscellaneous transactions	20,463	(21,876)	11,179	4,716	—
Other charges	(5,470,489)	(4,620,334)	(4,322,074)	(4,408,075)	(2,388)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,801,220)	(41,440,089)	(38,971,105)	(29,305,893)	(78,098)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,306,035	1,941,420	(16,144,925)	6,000,840	(4,294)

NET ASSETS
Beginning of period	663,762,118	554,197,094	527,524,947	662,452,148	947,055
End of period	$678,068,153	$556,138,514	$511,380,022	$668,452,988	$942,761

Beginning units	44,735,421	33,093,247	36,038,242	45,586,442	40,295
Units issued	24,368,015	18,532,502	22,818,369	22,104,810	1,450
Units redeemed	(28,930,725)	(22,213,350)	(26,721,486)	(24,901,153)	(5,307)
Ending units	40,172,711	29,412,399	32,135,125	42,790,099	36,438
The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,942)	$(53,404)	$(13,178)	$26,607	$(21,127)
Capital gains distributions received	8,787	—	666,130	—	—
Net realized gain (loss) on shares redeemed	29,707	467,506	60,063	(923,799)	(1,336,940)
Net change in unrealized appreciation (depreciation) on investments	236,670	613,192	1,311,949	(53,653)	124,824
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	270,222	1,027,294	2,024,964	(950,845)	(1,233,243)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	207	16,375	26,739	4,088	9,932
Annuity payments	—	—	(29,161)	—	(324)
Surrenders, withdrawals and death benefits	(82,041)	(594,346)	(659,229)	(190,280)	(736,221)
Net transfers between other subaccounts
or fixed rate option	(30,626)	(440,683)	(546,042)	(868,121)	859,476
Miscellaneous transactions	—	(2,058)	1,130	—	(815)
Other charges	(364)	(5,070)	(22,037)	(1,505)	(2,194)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(112,824)	(1,025,782)	(1,228,600)	(1,055,818)	129,854

TOTAL INCREASE (DECREASE) IN NET ASSETS	157,398	1,512	796,364	(2,006,663)	(1,103,389)

NET ASSETS
Beginning of period	487,983	4,634,983	7,612,501	4,787,470	2,482,731
End of period	$645,381	$4,636,495	$8,408,865	$2,780,807	$1,379,342

Beginning units	9,231	224,275	284,822	435,256	1,794,220
Units issued	3	35,339	97,411	509,347	9,481,815
Units redeemed	(2,027)	(87,768)	(146,025)	(643,227)	(9,932,949)
Ending units	7,207	171,846	236,208	301,376	1,343,086

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(88,453)	$(25,006)	$(29,692)	$(192,281)	$(132,041)
Capital gains distributions received	549,673	325,184	5,356,133	734,141	3,008,528
Net realized gain (loss) on shares redeemed	1,313,869	(328,081)	(3,446,573)	(894,052)	(682,836)
Net change in unrealized appreciation (depreciation) on investments	(734,785)	481,847	(535,803)	1,872,880	(506,940)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,040,304	453,944	1,344,065	1,520,688	1,686,711

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,788	10,744	12,628	18,312	9,020
Annuity payments	(1,069)	(6,422)	(56,126)	(22,151)	—
Surrenders, withdrawals and death benefits	(786,652)	(325,560)	(1,073,139)	(1,559,669)	(697,936)
Net transfers between other subaccounts
or fixed rate option	(241,019)	(176,116)	(554,000)	(2,178,028)	(130,591)
Miscellaneous transactions	(5)	(823)	(804)	2,518	(455)
Other charges	(4,211)	(4,437)	(3,421)	(20,046)	(65,659)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,025,168)	(502,614)	(1,674,862)	(3,759,064)	(885,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,136	(48,670)	(330,797)	(2,238,376)	801,090

NET ASSETS
Beginning of period	7,707,821	4,824,129	9,038,611	18,446,993	9,798,494
End of period	$7,722,957	$4,775,459	$8,707,814	$16,208,617	$10,599,584

Beginning units	234,769	219,986	298,525	733,857	350,283
Units issued	329,184	95,826	467,057	1,821,974	271,316
Units redeemed	(356,753)	(125,297)	(524,653)	(1,993,034)	(320,841)
Ending units	207,200	190,515	240,929	562,797	300,758
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(51,600)	$66,106	$95,205	$(83,935)	$(158,677)
Capital gains distributions received	94,207	58,640	—	785,428	682,269
Net realized gain (loss) on shares redeemed	(1,173,231)	(3,456,393)	(695,894)	(784,721)	1,464,720
Net change in unrealized appreciation (depreciation) on investments	3,695,311	530,698	(420,035)	(970,916)	(451,492)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,564,687	(2,800,949)	(1,020,724)	(1,054,144)	1,536,820

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,619	17,262	45,120	20,618	9,773
Annuity payments	(7,527)	(6,452)	(45,338)	(39,122)	(13,351)
Surrenders, withdrawals and death benefits	(670,732)	(351,306)	(644,349)	(763,959)	(1,359,130)
Net transfers between other subaccounts
or fixed rate option	1,735,915	564,632	(448,154)	(1,354,717)	182,696
Miscellaneous transactions	(51)	1,486	(190)	(573)	(515)
Other charges	(53,494)	(7,045)	(15,132)	(65,534)	(17,122)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,008,730	218,577	(1,108,043)	(2,203,287)	(1,197,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,573,417	(2,582,372)	(2,128,767)	(3,257,431)	339,171

NET ASSETS
Beginning of period	7,738,620	7,962,266	8,785,773	14,658,860	7,072,074
End of period	$11,312,037	$5,379,894	$6,657,006	$11,401,429	$7,411,245

Beginning units	314,978	455,184	660,060	966,910	319,913
Units issued	332,122	836,105	352,158	540,899	2,717,532
Units redeemed	(288,366)	(816,911)	(450,662)	(733,700)	(2,754,274)
Ending units	358,734	474,378	561,556	774,109	283,171

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(376,091)	$203,581	$(88,012)	$(89,030)	$(42,073)
Capital gains distributions received	3,447,545	—	136,744	910,134	—
Net realized gain (loss) on shares redeemed	(1,514,568)	(544,580)	(1,157,806)	344,065	(34,378)
Net change in unrealized appreciation (depreciation) on investments	865,185	142,627	1,833,568	1,789,656	544,177
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,422,071	(198,372)	724,494	2,954,825	467,726

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,177	5,017	1,225	3,965	10,304
Annuity payments	(86,095)	(12,395)	—	—	(18,289)
Surrenders, withdrawals and death benefits	(2,085,803)	(397,607)	(483,369)	(515,468)	(312,995)
Net transfers between other subaccounts
or fixed rate option	1,247,947	(3,167,709)	(355,424)	185,058	(162,667)
Miscellaneous transactions	1,535	727	314	(72)	(424)
Other charges	(158,284)	(2,586)	(38,343)	(2,554)	(7,910)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,053,523)	(3,574,553)	(875,597)	(329,071)	(491,981)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,368,548	(3,772,925)	(151,103)	2,625,754	(24,255)

NET ASSETS
Beginning of period	27,837,629	8,454,577	8,637,965	6,305,094	4,864,129
End of period	$29,206,177	$4,681,652	$8,486,862	$8,930,848	$4,839,874

Beginning units	984,576	378,182	302,763	71,855	337,406
Units issued	526,646	401,893	217,958	37,132	159,708
Units redeemed	(596,266)	(567,746)	(262,156)	(40,496)	(203,036)
Ending units	914,956	212,329	258,565	68,491	294,078

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(151,881)	$(175,119)	$(79,983)	$(26,073)	$15,716
Capital gains distributions received	—	1,253,271	716,315	—	180,215
Net realized gain (loss) on shares redeemed	3,894,527	(1,416,286)	(1,258,167)	146,343	(890,890)
Net change in unrealized appreciation (depreciation) on investments	(1,314,425)	2,331,220	206,089	52,958	(214,244)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,428,221	1,993,086	(415,746)	173,228	(909,203)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	25,005	52,813	24,537	17,882	7,668
Annuity payments	(21,317)	(26,346)	(19,263)	—	(15,705)
Surrenders, withdrawals and death benefits	(1,052,182)	(1,284,210)	(688,937)	(311,527)	(477,969)
Net transfers between other subaccounts
or fixed rate option	402,455	(3,706,315)	(3,344,946)	(17,450)	(948,440)
Miscellaneous transactions	1,000	(2,093)	(2,567)	1,229	(323)
Other charges	(15,871)	(56,099)	(33,901)	(2,936)	(24,375)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(660,910)	(5,022,250)	(4,065,077)	(312,802)	(1,459,144)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,767,311	(3,029,164)	(4,480,823)	(139,574)	(2,368,347)

NET ASSETS
Beginning of period	14,857,676	19,403,993	15,177,119	2,723,413	8,491,933
End of period	$16,624,987	$16,374,829	$10,696,296	$2,583,839	$6,123,586

Beginning units	1,565,273	685,992	562,546	155,500	273,202
Units issued	4,355,886	403,745	314,244	122,664	207,349
Units redeemed	(4,484,905)	(607,398)	(488,285)	(144,576)	(266,939)
Ending units	1,436,254	482,339	388,505	133,588	213,612

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(6,681)	$(352,822)	$(28,437)	$(157,955)	$(1,412)
Capital gains distributions received	—	1,885,786	229,611	1,641,375	—
Net realized gain (loss) on shares redeemed	(469,887)	5,812,486	384,171	(2,909,917)	(199,318)
Net change in unrealized appreciation (depreciation) on investments	25,702	1,387,561	664,789	3,127,745	(279)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(450,866)	8,733,011	1,250,134	1,701,248	(201,009)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,490	21,767	14,244	25,516	—
Annuity payments	(7,631)	(46,771)	—	(22,571)	—
Surrenders, withdrawals and death benefits	(81,973)	(2,805,833)	(218,355)	(1,004,453)	(6,284)
Net transfers between other subaccounts
or fixed rate option	(149,865)	7,486,330	(249,965)	811,562	223,558
Miscellaneous transactions	19	(2,741)	2	746	8
Other charges	(2,357)	(23,885)	(1,555)	(46,529)	(149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(228,317)	4,628,867	(455,629)	(235,729)	217,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	(679,183)	13,361,878	794,505	1,465,519	16,124

NET ASSETS
Beginning of period	1,757,774	21,893,812	3,314,607	13,550,177	35,163
End of period	$1,078,591	$35,255,690	$4,109,112	$15,015,696	$51,287

Beginning units	1,390,675	819,099	144,607	413,871	28,418
Units issued	2,902,465	4,808,770	238,977	371,273	2,203,690
Units redeemed	(3,102,419)	(4,718,080)	(257,999)	(386,072)	(2,176,254)
Ending units	1,190,721	909,789	125,585	399,072	55,854
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(5,156)	$(2,980)	$(88,842)	$(118,661)	$(16,048)
Capital gains distributions received	—	—	899,092	1,065,213	—
Net realized gain (loss) on shares redeemed	(245,999)	(101,297)	(1,686,712)	1,322,687	(258,542)
Net change in unrealized appreciation (depreciation) on investments	22,361	(2,667)	773,357	1,407,167	213,877
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(228,794)	(106,944)	(103,105)	3,676,406	(60,713)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	911	36	30,738	16,812	1,211
Annuity payments	—	—	(24,951)	(10,642)	—
Surrenders, withdrawals and death benefits	(23,518)	(8,452)	(472,732)	(1,031,093)	(330,514)
Net transfers between other subaccounts
or fixed rate option	84,128	93,213	1,622,377	(70,885)	434,015
Miscellaneous transactions	76	(2)	3,951	(2)	(125)
Other charges	(2,121)	(199)	(27,108)	(3,967)	(22,030)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	59,476	84,596	1,132,275	(1,099,777)	82,557

TOTAL INCREASE (DECREASE) IN NET ASSETS	(169,318)	(22,348)	1,029,170	2,576,629	21,844

NET ASSETS
Beginning of period	433,165	103,188	8,898,669	9,171,741	3,497,419
End of period	$263,847	$80,840	$9,927,839	$11,748,370	$3,519,263

Beginning units	880,730	88,244	360,010	458,306	337,444
Units issued	10,200,008	13,477,832	634,011	388,908	331,113
Units redeemed	(10,161,117)	(13,462,523)	(582,280)	(433,713)	(335,513)
Ending units	919,621	103,553	411,741	413,501	333,044
The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(63,465)	$(591,414)	$(48,334)	$27,466	$(218,884)
Capital gains distributions received	1,415,358	10,681,096	660,160	3,770,907	1,643,297
Net realized gain (loss) on shares redeemed	(1,239,095)	6,216,300	(521,041)	(902,909)	4,714
Net change in unrealized appreciation (depreciation) on investments	(352,181)	3,817,939	711,989	(4,102,613)	2,827,912
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(239,383)	20,123,921	802,774	(1,207,149)	4,257,039

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,624	60,663	103,685	14,190	22,100
Annuity payments	(50,076)	(24,126)	(12,080)	(39,645)	(119,318)
Surrenders, withdrawals and death benefits	(554,836)	(3,533,405)	(397,080)	(1,506,018)	(1,362,759)
Net transfers between other subaccounts
or fixed rate option	(1,101,290)	19,294,013	(523,420)	(820,205)	(2,525,846)
Miscellaneous transactions	26,222	(1,708)	79	(316)	7,851
Other charges	(6,503)	(16,883)	(1,951)	(77,906)	(49,288)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,675,859)	15,778,554	(830,767)	(2,429,900)	(4,027,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,915,242)	35,902,475	(27,993)	(3,637,049)	229,779

NET ASSETS
Beginning of period	10,300,754	37,196,587	6,302,326	20,591,375	18,094,855
End of period	$8,385,512	$73,099,062	$6,274,333	$16,954,326	$18,324,634

Beginning units	209,065	2,456,232	224,669	767,654	640,199
Units issued	127,380	5,220,054	1,068,230	414,973	631,324
Units redeemed	(171,502)	(5,097,348)	(1,099,750)	(524,392)	(768,204)
Ending units	164,943	2,578,938	193,149	658,235	503,319
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(20,291)	$(6,020)	$(108,149)	$(107)	$(239,786)
Capital gains distributions received	1,295,134	128,732	1,145,737	—	568,993
Net realized gain (loss) on shares redeemed	(1,098,619)	184,551	1,023,211	(2,922)	(1,453,307)
Net change in unrealized appreciation (depreciation) on investments	(665,334)	(85,520)	1,548,023	(1,210)	4,026,014
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(489,110)	221,743	3,608,822	(4,239)	2,901,914

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,527	2,195	21,156	14	70,977
Annuity payments	(30,040)	—	(23,964)	(293)	(46,878)
Surrenders, withdrawals and death benefits	(835,457)	(113,240)	(826,512)	(76)	(2,761,419)
Net transfers between other subaccounts
or fixed rate option	(1,099,571)	(84,328)	(467,533)	3,190	(1,637,903)
Miscellaneous transactions	(755)	—	28	—	164
Other charges	(36,855)	(736)	(10,730)	(17)	(23,854)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,994,151)	(196,109)	(1,307,555)	2,818	(4,398,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,483,261)	25,634	2,301,267	(1,421)	(1,496,999)

NET ASSETS
Beginning of period	13,042,039	1,343,277	9,142,628	14,754	27,310,385
End of period	$10,558,778	$1,368,911	$11,443,895	$13,333	$25,813,386

Beginning units	658,336	67,536	362,121	9,226	734,069
Units issued	482,420	671	1,246	2,519	73,604
Units redeemed	(603,469)	(10,054)	(46,354)	(465)	(197,200)
Ending units	537,287	58,153	317,013	11,280	610,473
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM® Quantitative Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(294,509)	$(98,635)	$2,063	$(19,825)	$(10,999,675)
Capital gains distributions received	2,036,538	1,329,378	—	82,971	—
Net realized gain (loss) on shares redeemed	2,062,989	804,508	(49,385)	20,970	130,441,409
Net change in unrealized appreciation (depreciation) on investments	4,678,329	344,762	52,981	599,309	(82,696,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,483,347	2,380,013	5,659	683,425	36,745,191

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	57,727	14,956	6,134	2,240	417,423
Annuity payments	(13,479)	(49,319)	—	—	(309,346)
Surrenders, withdrawals and death benefits	(2,294,443)	(917,912)	(16,547)	(109,160)	(63,186,992)
Net transfers between other subaccounts
or fixed rate option	(108,061)	(585,163)	(4,313)	68,218	(7,160,087)
Miscellaneous transactions	813	(4,254)	—	(2,787)	91,172
Other charges	(20,191)	(4,755)	(45)	(593)	(6,003,971)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,377,634)	(1,546,447)	(14,771)	(42,082)	(76,151,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,105,713	833,566	(9,112)	641,343	(39,406,610)

NET ASSETS
Beginning of period	20,903,193	16,818,460	222,506	1,305,128	951,856,979
End of period	$27,008,906	$17,652,026	$213,394	$1,946,471	$912,450,369

Beginning units	1,292,119	322,796	21,853	42,102	60,265,076
Units issued	164,810	1,510	702	2,883	27,169,700
Units redeemed	(297,826)	(29,544)	(2,483)	(4,629)	(33,983,766)
Ending units	1,159,103	294,762	20,072	40,356	53,451,010
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(42,918,660)	$(18,736,723)	$(26,163,443)	$(283,404)	$(1,013,513)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	207,971,982	213,826,965	564,740,625	1,005,567	(9,072,410)
Net change in unrealized appreciation (depreciation) on investments	(138,420,653)	(99,814,230)	(63,432,465)	(2,270,670)	15,324,699
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,632,669	95,276,012	475,144,717	(1,548,507)	5,238,776

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,173,424	1,464,375	—	44,264	39,969
Annuity payments	(1,360,106)	(388,064)	(1,670,850)	(16,499)	(39,273)
Surrenders, withdrawals and death benefits	(241,283,872)	(103,624,074)	(140,452,605)	(2,501,100)	(5,817,737)
Net transfers between other subaccounts
or fixed rate option	(29,826,300)	(28,544,945)	(617,999,205)	1,169,131	9,992,275
Miscellaneous transactions	(47,126)	69,131	68,945	9,057	27,043
Other charges	(30,434,756)	(9,296,459)	(25,457,188)	(238,074)	(883,393)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(300,778,736)	(140,320,036)	(785,510,903)	(1,533,221)	3,318,884

TOTAL INCREASE (DECREASE) IN NET ASSETS	(274,146,067)	(45,044,024)	(310,366,186)	(3,081,728)	8,557,660

NET ASSETS
Beginning of period	4,098,140,931	1,564,074,449	1,180,706,297	31,937,373	105,001,939
End of period	$3,823,994,864	$1,519,030,425	$870,340,111	$28,855,645	$113,559,599

Beginning units	242,580,072	77,641,709	67,175,981	1,862,221	9,956,241
Units issued	144,120,154	23,903,782	489,348,724	1,480,891	9,681,255
Units redeemed	(172,466,907)	(32,876,072)	(513,577,062)	(1,615,952)	(9,276,153)
Ending units	214,233,319	68,669,419	42,947,643	1,727,160	10,361,343
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Allspring VT Omega Growth Fund (Class 2)	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,256,288)	$(1,012,285)	$(32,785)	$(218,659)	$(176,437)
Capital gains distributions received	—	—	180,133	1,321,009	783,414
Net realized gain (loss) on shares redeemed	16,029,211	1,682,016	154,285	1,392,509	914,483
Net change in unrealized appreciation (depreciation) on investments	26,391,531	(149,674)	495,857	3,525,313	5,252,554
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	41,164,454	520,057	797,490	6,020,172	6,774,014

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	57,824	—	3,981	40,188	19,147
Annuity payments	(40,637)	—	—	(26,048)	(55,488)
Surrenders, withdrawals and death benefits	(8,554,019)	(9,404,523)	(422,836)	(982,361)	(1,343,564)
Net transfers between other subaccounts
or fixed rate option	32,152,498	60,467,014	(376,000)	(1,685,027)	437,091
Miscellaneous transactions	(4,851)	709	(4,083)	(237)	(715)
Other charges	(860,605)	(14,952)	(987)	(19,443)	(16,911)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22,750,210	51,048,248	(799,925)	(2,672,928)	(960,440)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,914,664	51,568,305	(2,435)	3,347,244	5,813,574

NET ASSETS
Beginning of period	85,765,977	20,018,643	2,489,431	17,420,596	12,734,420
End of period	$149,680,641	$71,586,948	$2,486,996	$20,767,840	$18,547,994

Beginning units	2,546,461	1,544,623	74,385	488,130	451,170
Units issued	2,123,353	6,275,145	1,777	54,685	106,325
Units redeemed	(1,776,093)	(2,453,682)	(23,510)	(129,063)	(137,295)
Ending units	2,893,721	5,366,086	52,652	413,752	420,200
The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$121,521	$(379,009)	$(744,110)	$(1,211,726)	$272,514
Capital gains distributions received	—	—	—	—	389,460
Net realized gain (loss) on shares redeemed	(3,665,461)	1,268,375	9,401,715	6,335,951	(167,164)
Net change in unrealized appreciation (depreciation) on investments	3,599,713	(208,051)	(3,480,985)	(3,744,878)	(1,028,987)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,773	681,315	5,176,620	1,379,347	(534,177)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,506	—	236,182	42,249	49,668
Annuity payments	(82,536)	—	(5,540)	(33,732)	(94,315)
Surrenders, withdrawals and death benefits	(816,271)	(2,851,483)	(31,877,632)	(6,737,814)	(1,408,021)
Net transfers between other subaccounts
or fixed rate option	(580,928)	(2,477,369)	(1,245,816)	(914,360)	(1,382,390)
Miscellaneous transactions	1,150	(18)	(11,936)	(1,509)	(1,217)
Other charges	(9,080)	(10,304)	(29,418)	(654,020)	(15,892)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,439,159)	(5,339,174)	(32,934,160)	(8,299,186)	(2,852,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,383,386)	(4,657,859)	(27,757,540)	(6,919,839)	(3,386,344)

NET ASSETS
Beginning of period	9,518,144	22,267,074	91,509,647	105,245,827	19,684,213
End of period	$8,134,758	$17,609,215	$63,752,107	$98,325,988	$16,297,869

Beginning units	489,395	1,829,967	5,310,754	7,572,409	924,127
Units issued	43,586	753,626	377,446	4,081,344	113,082
Units redeemed	(128,735)	(1,186,919)	(2,334,852)	(4,831,420)	(263,482)
Ending units	404,246	1,396,674	3,353,348	6,822,333	773,727
The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$5,267	$(53,351)	$(16,134)	$(43,502)	$(1,753,210)
Capital gains distributions received	1,176	—	170,652	341,370	—
Net realized gain (loss) on shares redeemed	1,647	470,991	85,096	132,956	8,839,857
Net change in unrealized appreciation (depreciation) on investments	5,358	1,143,437	172,195	430,468	(231,870)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,448	1,561,077	411,809	861,292	6,854,777

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	435	1,974	17,877	4,966	37,963
Annuity payments	(20,969)	(137,860)	—	—	(264,773)
Surrenders, withdrawals and death benefits	(8,428)	(248,305)	(119,042)	(245,866)	(14,555,861)
Net transfers between other subaccounts
or fixed rate option	25,601	(257,699)	(185,803)	(45,215)	49,169,190
Miscellaneous transactions	—	92	(110)	(1,035)	(7,409)
Other charges	(328)	(3,327)	(3,768)	(1,013)	(1,193,927)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,689)	(645,125)	(290,846)	(288,163)	33,185,183

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,759	915,952	120,963	573,129	40,039,960

NET ASSETS
Beginning of period	318,080	5,211,409	2,467,249	4,682,067	113,555,429
End of period	$327,839	$6,127,361	$2,588,212	$5,255,196	$153,595,389

Beginning units	27,804	194,912	94,842	183,717	9,438,867
Units issued	2,960	150	1,838	482	10,494,428
Units redeemed	(3,220)	(23,257)	(13,538)	(11,369)	(7,751,534)
Ending units	27,544	171,805	83,142	172,830	12,181,761

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(301,507)	$(2,109,199)	$(29,590)	$(814,305)	$(365,649)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,453,405	15,745,238	114,077	3,081,485	3,067,762
Net change in unrealized appreciation (depreciation) on investments	33,225	106,531	172,877	(2,067,519)	(1,383,290)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,185,123	13,742,570	257,364	199,661	1,318,823

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	437,403	200	23,323	—
Annuity payments	—	(329,480)	—	(15,780)	—
Surrenders, withdrawals and death benefits	(3,988,083)	(12,175,363)	(112,900)	(5,207,614)	(3,013,700)
Net transfers between other subaccounts
or fixed rate option	(1,253,825)	17,734,054	(45,724)	14,909,109	(8,225,634)
Miscellaneous transactions	(670)	15,596	3	17,885	1,595
Other charges	(14,702)	(888,615)	(182)	(552,080)	(7,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,257,280)	4,793,595	(158,603)	9,174,843	(11,245,558)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,072,157)	18,536,165	98,761	9,374,504	(9,926,735)

NET ASSETS
Beginning of period	22,613,599	159,067,472	3,450,087	71,879,469	17,059,578
End of period	$18,541,442	$177,603,637	$3,548,848	$81,253,973	$7,132,843

Beginning units	2,079,666	10,054,299	301,519	3,384,328	1,666,055
Units issued	724,472	5,149,098	123,044	2,815,139	3,374,193
Units redeemed	(1,182,201)	(4,853,386)	(132,210)	(2,484,634)	(4,386,396)
Ending units	1,621,937	10,350,011	292,353	3,714,833	653,852
The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(659,188)	$(24,644)	$5,449	$(53,024)	$(382,674)
Capital gains distributions received	—	1,427	—	—	—
Net realized gain (loss) on shares redeemed	5,845,581	—	(6,917)	362,154	4,497,261
Net change in unrealized appreciation (depreciation) on investments	(6,166,443)	—	8,152	307,568	(2,023,162)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(980,050)	(23,217)	6,684	616,698	2,091,425

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	34,042	1,861	120	1,955	—
Annuity payments	(49,622)	(39,313)	—	—	—
Surrenders, withdrawals and death benefits	(4,408,832)	(498,550)	(19,473)	(847,515)	(4,154,301)
Net transfers between other subaccounts
or fixed rate option	5,363,369	3,396,980	(4,049)	3,527,929	(17,083,586)
Miscellaneous transactions	7,916	(1,396)	—	217	(3,505)
Other charges	(440,664)	(1,960)	(136)	(5,564)	(6,648)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	506,209	2,857,622	(23,538)	2,677,022	(21,248,040)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(473,841)	2,834,405	(16,854)	3,293,720	(19,156,615)

NET ASSETS
Beginning of period	63,987,411	748,752	164,652	3,013,200	25,282,545
End of period	$63,513,570	$3,583,157	$147,798	$6,306,920	$6,125,930

Beginning units	3,183,083	77,109	12,691	153,135	2,157,443
Units issued	2,451,633	328,423	5	246,582	3,528,764
Units redeemed	(2,598,157)	(33,847)	(1,830)	(110,293)	(5,207,047)
Ending units	3,036,559	371,685	10,866	289,424	479,160
The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,176,997)	$(864,755)	$73,637	$(27,527)	$(60,197)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,286,109	12,994,500	1,098,576	1,822,716	1,934,674
Net change in unrealized appreciation (depreciation) on investments	(5,854,134)	(6,878,482)	1,047,611	(1,103,615)	(231,868)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,254,978	5,251,263	2,219,824	691,574	1,642,609

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	156,920	—	—
Annuity payments	—	—	(157,590)	—	—
Surrenders, withdrawals and death benefits	(15,729,018)	(6,570,191)	(2,338,925)	(533,014)	(799,265)
Net transfers between other subaccounts
or fixed rate option	(33,505,713)	(3,878,177)	(2,451,669)	(11,258,749)	(26,370,478)
Miscellaneous transactions	(783)	(3,017)	(803)	10	(111)
Other charges	(26,263)	(17,176)	(28,718)	(490)	(510)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(49,261,777)	(10,468,561)	(4,820,785)	(11,792,243)	(27,170,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,006,799)	(5,217,298)	(2,600,961)	(11,100,669)	(25,527,755)

NET ASSETS
Beginning of period	84,521,276	61,041,292	29,747,417	11,171,295	25,527,755
End of period	$41,514,477	$55,823,994	$27,146,456	$70,626	$—

Beginning units	7,986,633	5,789,539	2,229,825	1,044,069	2,378,772
Units issued	3,913,270	6,607,381	276,883	45,206	83,277
Units redeemed	(8,264,902)	(7,545,383)	(682,447)	(1,083,398)	(2,462,049)
Ending units	3,635,001	4,851,537	1,824,261	5,877	—
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)
	1/1/2020	1/2/2020*	5/18/2020*	5/18/2020*	5/18/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,767,542)	$(502,748)	$(174)	$7,791	$4,554
Capital gains distributions received	—	—	1,085	—	10,845
Net realized gain (loss) on shares redeemed	9,359,085	782,345	1,745	3,276	1,823
Net change in unrealized appreciation (depreciation) on investments	3,952,599	(1,154,768)	31,520	15,468	54,959
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,544,142	(875,171)	34,176	26,535	72,181

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	357,722	1,429,100	986,361
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(26,288,293)	(4,519,548)	(13,371)	(16,454)	(75,742)
Net transfers between other subaccounts
or fixed rate option	86,182,981	76,808,777	160,276	474,028	183,392
Miscellaneous transactions	(436)	386	648	(1,451)	18,543
Other charges	(56,232)	(3,258)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	59,838,020	72,286,357	505,275	1,885,223	1,112,554

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,382,162	71,411,186	539,451	1,911,758	1,184,735

NET ASSETS
Beginning of period	16,373,110	—	—	—	—
End of period	$87,755,272	$71,411,186	$539,451	$1,911,758	$1,184,735

Beginning units	1,454,302	—	—	—	—
Units issued	19,658,975	9,500,523	45,484	205,556	119,129
Units redeemed	(14,215,810)	(3,097,280)	(5,235)	(26,559)	(20,372)
Ending units	6,897,467	6,403,243	40,249	178,997	98,757

* Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Value Series (Service Shares)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio
	5/18/2020*	5/18/2020*	4/30/2020*	11/13/2020*
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(70)	$87	$(125,242)	$(183,016)
Capital gains distributions received	6,581	—	—	—
Net realized gain (loss) on shares redeemed	2,594	—	389,663	3,390
Net change in unrealized appreciation (depreciation) on investments	44,599	—	5,142,933	923,621
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	53,704	87	5,407,354	743,995

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	523,306	300,394,049	22,030	8,741
Annuity payments	—	—	(16,045)	(134,732)
Surrenders, withdrawals and death benefits	(5,968)	(564,602)	(894,877)	(1,112,793)
Net transfers between other subaccounts
or fixed rate option	155,806	(234,205,666)	11,327,816	109,370,814
Miscellaneous transactions	(305)	(21,703)	(2,779)	(12,649)
Other charges	—	—	(11,264)	(60,738)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	672,839	65,602,078	10,424,881	108,058,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	726,543	65,602,165	15,832,235	108,802,638

NET ASSETS
Beginning of period	—	—	—	—
End of period	$726,543	$65,602,165	$15,832,235	$108,802,638

Beginning units	—	—	—	—
Units issued	67,832	16,048,726	1,282,595	10,909,439
Units redeemed	(10,491)	(9,488,523)	(187,516)	(106,675)
Ending units	57,341	6,560,203	1,095,079	10,802,764

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
December 31, 2021

Note 1:    General
Prudential Annuities Life Assurance Corporation Variable Account B (the “Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of Prudential Annuities.

On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, a “contract” or “product” and collectively, the “contracts” or “products”). The following is a list of each contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	Premier”)
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Premier”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisor Plan III (“ASAP III”)	Defined Investments Annuity
Advanced Series Advisors Choice (“Choice”)	Emerald Choice
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Advisors Income Annuity (“ASAIA”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Apex (“Apex”)	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Apex II (“Apex II”)	Imperium
Advanced Series Cornerstone ("AS Cornerstone")	LifeVest Personal Security Annuity (“PSA”)
Advanced Series Impact (“AS Impact”)	Prudential FlexGuard
Advanced Series LifeVest (“ASL”)	Prudential FlexGuard Income
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)
Advanced Series XTra Credit FOUR Premier (“XTra Credit
FOUR Premier")
The contracts may be used as an investment vehicle for “qualified” investments, including an Individual Retirement Account, Simplified Employee Pension Individual Retirement Account, Roth Individual Retirement Account or Tax Sheltered Annuity (or 403 (b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not
A79

Note 1:    General (continued)
provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Basic Materials
AST Government Money Market Portfolio	ProFund VP UltraBull
AST Cohen & Steers Realty Portfolio	ProFund VP Bull
AST J.P. Morgan Tactical Preservation Portfolio	ProFund VP Consumer Services
(formerly AST J.P. Morgan Strategic Opportunities Portfolio)	ProFund VP Consumer Goods
AST T. Rowe Price Large-Cap Value Portfolio	ProFund VP Oil & Gas
AST High Yield Portfolio	ProFund VP Europe 30
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Financials
AST WEDGE Capital Mid-Cap Value Portfolio*	ProFund VP U.S. Government Plus
AST Small-Cap Value Portfolio	ProFund VP Health Care
AST Mid-Cap Growth Portfolio	ProFund Access VP High Yield Fund
AST Goldman Sachs Small-Cap Value Portfolio	(formerly Access VP High Yield Fund)
AST Hotchkis & Wiley Large-Cap Value Portfolio	ProFund VP Industrials
AST Loomis Sayles Large-Cap Growth Portfolio	ProFund VP Internet
AST MFS Growth Portfolio	ProFund VP Japan
AST Mid-Cap Value Portfolio	ProFund VP Precious Metals
(formerly AST Neuberger Berman/LSV Mid-Cap	ProFund VP Mid-Cap Growth
Value Portfolio)	ProFund VP Mid-Cap Value
AST Small-Cap Growth Portfolio	ProFund VP Pharmaceuticals
AST BlackRock Low Duration Bond Portfolio	ProFund VP Real Estate
AST BlackRock/Loomis Sayles Bond Portfolio	ProFund VP Rising Rates Opportunity
AST QMA US Equity Alpha Portfolio*	ProFund VP NASDAQ-100
AST T. Rowe Price Natural Resources Portfolio	ProFund VP Semiconductor
AST T. Rowe Price Asset Allocation Portfolio	ProFund VP Small-Cap Growth
AST International Value Portfolio	ProFund VP Short Mid-Cap
AST MFS Global Equity Portfolio	ProFund VP Short NASDAQ-100
AST J.P. Morgan International Equity Portfolio	ProFund VP Short Small-Cap
AST International Growth Portfolio	ProFund VP Small-Cap Value
AST Wellington Management Hedged Equity Portfolio	ProFund VP Technology
AST Capital Growth Asset Allocation Portfolio	ProFund VP Telecommunications
AST Academic Strategies Asset Allocation Portfolio	ProFund VP UltraMid-Cap
AST Balanced Asset Allocation Portfolio	ProFund VP UltraNASDAQ-100
AST Preservation Asset Allocation Portfolio	ProFund VP UltraSmall-Cap
AST AllianzGI World Trends Portfolio	ProFund VP Utilities
AST J.P. Morgan Global Thematic Portfolio	ProFund VP Large-Cap Growth
AST Goldman Sachs Multi-Asset Portfolio*	ProFund VP Large-Cap Value
AST Western Asset Core Plus Bond Portfolio	Rydex VT Nova Fund
Davis Value Portfolio	Rydex VT NASDAQ-100® Fund
Columbia Variable Portfolio - Small Company Growth	Rydex VT Inverse S&P 500® Strategy Fund
Fund (Class 1)	Invesco V.I. Health Care Fund (Series I)
PSF International Growth Portfolio (Class I)	Invesco V.I. Technology Fund (Series I)
(formerly Prudential SP International Growth Portfolio	Allspring VT Index Asset Allocation Fund (Class 2)
(Class I))	(formerly Wells Fargo VT Index Asset Allocation Fund
ProFund VP Asia 30	(Class 2))
ProFund VP Banks	Allspring VT International Equity Fund (Class 2)
ProFund VP Bear	(formerly Wells Fargo VT International Equity Fund
ProFund VP Biotechnology	(Class 2))
A80

Note 1:    General (continued)

Allspring VT Small Cap Growth Fund (Class 2)	AST Bond Portfolio 2023
(formerly Wells Fargo VT Small Cap Growth Fund (Class 2))	AST MFS Growth Allocation Portfolio
AST Fidelity Institutional AM® Quantitative Portfolio*	AST Western Asset Emerging Markets Debt Portfolio
AST Prudential Growth Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Advanced Strategies Portfolio	AST Bond Portfolio 2024
AST Investment Grade Bond Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Cohen & Steers Global Realty Portfolio	Columbia Variable Portfolio - Government Money Market
AST Emerging Markets Equity Portfolio	Fund (Class 1)
AST Jennison Large-Cap Growth Portfolio	Columbia Variable Portfolio - Income Opportunities Fund
AST Bond Portfolio 2021**	(Class 1)
Allspring VT Omega Growth Fund (Class 2)	AST Large-Cap Core Portfolio
(formerly Wells Fargo VT Omega Growth Fund (Class 2))	AST Bond Portfolio 2025
Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2026
(formerly Wells Fargo VT Omega Growth Fund (Class 1))	AST Bond Portfolio 2027
Allspring VT Small Cap Growth Fund (Class 1)	NVIT Emerging Markets Fund (Class D)
(formerly Wells Fargo VT Small Cap Growth Fund (Class 1))	AST Bond Portfolio 2028
Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2029***
(formerly Wells Fargo VT International Equity	AST Bond Portfolio 2030
Fund (Class 1))	AST Bond Portfolio 2031
AST Bond Portfolio 2022	MFS® International Growth Portfolio (Service Shares)
AST Quantitative Modeling Portfolio	MFS® Total Return Bond Series (Service Shares)
AST BlackRock Global Strategies Portfolio	MFS® Total Return Series (Service Shares)
Invesco V.I. Diversified Dividend Fund (Series I)	MFS® Value Series (Service Shares)
Columbia Variable Portfolio - U.S. Government Mortgage	PSF PGIM Government Money Market Portfolio (Class III)
Fund (Class 1)	(formerly Prudential Government Money Market Portfolio
Columbia Variable Portfolio - Large Cap Growth Fund	(Class III))
(Class 1)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Allspring VT Opportunity Fund (Class 1)	(formerly Invesco Oppenheimer V.I. Discovery Mid
(formerly Wells Fargo VT Opportunity Fund (Class 1))	Cap Growth Fund (Series I))
Allspring VT Opportunity Fund (Class 2)	AST Global Bond Portfolio
(formerly Wells Fargo VT Opportunity Fund (Class 2))	AST Bond Portfolio 2032
AST Prudential Core Bond Portfolio

*	Subaccount merged during the period ended December 31, 2021.
**	Subaccount liquidated during the period ended December 31, 2021.
***	Subaccount was available for investment but had no assets as of December 31, 2021, and had no activity during 2021.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2021 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
February 19, 2021	AST WEDGE Capital Mid-Cap Value Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
February 19, 2021	AST Goldman Sachs Multi-Asset Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
October 15, 2021	AST QMA US Equity Alpha Portfolio	AST Large-Cap Core Portfolio
October 15, 2021	AST Fidelity Institutional AM® Quantitative Portfolio	AST T. Rowe Price Asset Allocation Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

A81

Note 1:    General (continued)
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and adjustment or disclosure is required in the financial statements. See Note 10 for more information.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional. Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by Prudential Annuities and may result in additional amounts being transferred into the Account by Prudential Annuities to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

Note 3:    Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
A82

Note 3:    Fair Value Measurements (continued)
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2021, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2021 were as follows:

	Purchases	Sales
AST T. Rowe Price Large-Cap Growth Portfolio	$29,889,707	$132,595,816
AST Government Money Market Portfolio	417,007,440	453,436,929
AST Cohen & Steers Realty Portfolio	9,083,699	30,289,039
AST J.P. Morgan Tactical Preservation Portfolio	532,360,632	147,137,030
AST T. Rowe Price Large-Cap Value Portfolio	20,788,554	149,926,605
AST High Yield Portfolio	46,814,040	62,040,673
AST Small-Cap Growth Opportunities Portfolio	12,578,498	38,815,145
AST WEDGE Capital Mid-Cap Value Portfolio	809,956	68,485,158
AST Small-Cap Value Portfolio	10,491,944	57,370,770
AST Mid-Cap Growth Portfolio	18,971,416	92,023,740
AST Goldman Sachs Small-Cap Value Portfolio	11,934,475	44,860,249
AST Hotchkis & Wiley Large-Cap Value Portfolio	17,969,533	63,209,548
AST Loomis Sayles Large-Cap Growth Portfolio	17,880,203	161,697,363
AST MFS Growth Portfolio	11,505,582	55,194,770
AST Mid-Cap Value Portfolio	78,996,315	84,301,563
AST Small-Cap Growth Portfolio	16,239,381	39,940,492
AST BlackRock Low Duration Bond Portfolio	50,218,318	71,276,532
AST BlackRock/Loomis Sayles Bond Portfolio	85,278,895	116,893,439
AST QMA US Equity Alpha Portfolio	11,581,364	191,677,813
AST T. Rowe Price Natural Resources Portfolio	8,536,414	28,607,355
AST T. Rowe Price Asset Allocation Portfolio	941,702,698	312,586,453
AST International Value Portfolio	6,771,006	15,223,620
AST MFS Global Equity Portfolio	11,001,128	42,935,469
AST J.P. Morgan International Equity Portfolio	5,953,362	24,506,846
AST International Growth Portfolio	15,574,273	62,904,328
AST Wellington Management Hedged Equity Portfolio	18,871,164	52,319,672
AST Capital Growth Asset Allocation Portfolio	66,142,534	565,559,441
A83

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Academic Strategies Asset Allocation Portfolio	$32,757,352	$209,431,328
AST Balanced Asset Allocation Portfolio	45,633,172	329,207,317
AST Preservation Asset Allocation Portfolio	56,256,500	259,320,940
AST AllianzGI World Trends Portfolio	5,356,890	87,461,647
AST J.P. Morgan Global Thematic Portfolio	11,110,156	66,898,995
AST Goldman Sachs Multi-Asset Portfolio	2,226,671	523,224,634
AST Western Asset Core Plus Bond Portfolio	77,029,789	82,529,609
Davis Value Portfolio	5,991	67,690
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	90	79,681
PSF International Growth Portfolio (Class I)	628,672	1,687,955
ProFund VP Asia 30	4,829,661	6,304,103
ProFund VP Banks	21,845,022	21,313,442
ProFund VP Bear	6,313,241	6,174,477
ProFund VP Biotechnology	4,597,329	6,081,448
ProFund VP Basic Materials	3,683,090	4,283,973
ProFund VP UltraBull	71,309,573	72,784,799
ProFund VP Bull	177,072,210	179,749,146
ProFund VP Consumer Services	2,872,881	4,099,098
ProFund VP Consumer Goods	4,169,120	5,461,958
ProFund VP Oil & Gas	19,605,348	19,034,513
ProFund VP Europe 30	4,455,914	5,405,991
ProFund VP Financials	6,247,686	7,084,089
ProFund VP U.S. Government Plus	6,569,556	7,911,735
ProFund VP Health Care	3,582,440	8,532,542
ProFund Access VP High Yield Fund	1,694,286	2,905,861
ProFund VP Industrials	4,447,191	4,240,997
ProFund VP Internet	2,053,963	3,069,745
ProFund VP Japan	3,287,375	4,118,238
ProFund VP Precious Metals	33,279,277	36,037,602
ProFund VP Mid-Cap Growth	12,501,867	13,041,754
ProFund VP Mid-Cap Value	13,545,541	13,689,090
ProFund VP Pharmaceuticals	788,374	1,068,256
ProFund VP Real Estate	4,616,956	5,319,089
ProFund VP Rising Rates Opportunity	4,019,587	3,047,749
ProFund VP NASDAQ-100	79,163,928	85,660,904
ProFund VP Semiconductor	13,821,009	12,591,419
ProFund VP Small-Cap Growth	12,215,808	13,536,777
ProFund VP Short Mid-Cap	334,375	325,781
ProFund VP Short NASDAQ-100	3,123,194	2,734,085
ProFund VP Short Small-Cap	5,948,859	5,798,571
ProFund VP Small-Cap Value	14,247,021	15,099,132
ProFund VP Technology	61,042,879	63,844,932
ProFund VP Telecommunications	956,187	1,324,263
ProFund VP UltraMid-Cap	21,005,752	23,211,150
ProFund VP UltraNASDAQ-100	82,566,929	99,837,360
ProFund VP UltraSmall-Cap	24,178,220	24,345,708
ProFund VP Utilities	4,408,950	7,751,358
ProFund VP Large-Cap Growth	11,457,229	13,555,591
ProFund VP Large-Cap Value	2,658,046	4,982,199
Rydex VT Nova Fund	2,860	172,310
Rydex VT NASDAQ-100® Fund	34,083	2,059,699
Rydex VT Inverse S&P 500® Strategy Fund	3,501	392
Invesco V.I. Health Care Fund (Series I)	1,169,089	4,490,180
Invesco V.I. Technology Fund (Series I)	1,395,607	5,580,088
A84

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Allspring VT Index Asset Allocation Fund (Class 2)	$85,577	$2,071,449
Allspring VT International Equity Fund (Class 2)	9,332	27,185
Allspring VT Small Cap Growth Fund (Class 2)	10,496	328,662
AST Fidelity Institutional AM® Quantitative Portfolio	9,029,259	1,004,464,790
AST Prudential Growth Allocation Portfolio	52,857,997	502,672,138
AST Advanced Strategies Portfolio	18,377,794	206,905,223
AST Investment Grade Bond Portfolio	284,496,554	463,044,751
AST Cohen & Steers Global Realty Portfolio	2,464,133	7,478,195
AST Emerging Markets Equity Portfolio	15,883,542	17,584,435
AST Jennison Large-Cap Growth Portfolio	23,219,298	50,623,261
AST Bond Portfolio 2021	1,354,090	72,744,428
Allspring VT Omega Growth Fund (Class 2)	16,452	431,447
Allspring VT Omega Growth Fund (Class 1)	2,100,298	5,255,588
Allspring VT Small Cap Growth Fund (Class 1)	2,331,010	6,167,937
Allspring VT International Equity Fund (Class 1)	690,566	1,900,751
AST Bond Portfolio 2022	47,289,569	9,240,278
AST Quantitative Modeling Portfolio	2,061,067	18,997,507
AST BlackRock Global Strategies Portfolio	8,087,138	16,146,314
Invesco V.I. Diversified Dividend Fund (Series I)	822,732	3,994,567
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	17,313	120,566
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	203,285	797,355
Allspring VT Opportunity Fund (Class 1)	7,541	420,615
Allspring VT Opportunity Fund (Class 2)	87,926	545,748
AST Prudential Core Bond Portfolio	23,795,299	29,679,241
AST Bond Portfolio 2023	323,333	3,989,509
AST MFS Growth Allocation Portfolio	20,671,112	32,274,950
AST Western Asset Emerging Markets Debt Portfolio	400,577	1,560,980
AST MFS Large-Cap Value Portfolio	16,094,816	24,833,671
AST Bond Portfolio 2024	2,187,744	5,583,002
AST ClearBridge Dividend Growth Portfolio	11,838,908	18,521,162
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	897,827	1,651,735
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	53	7,102
AST Large-Cap Core Portfolio	163,194,816	9,538,029
AST Bond Portfolio 2025	841,363	5,748,105
AST Bond Portfolio 2026	2,833,939	17,443,942
AST Bond Portfolio 2027	16,468,820	31,291,567
NVIT Emerging Markets Fund (Class D)	3,112,973	7,387,289
AST Bond Portfolio 2028	77,295,601	16,104,404
AST Bond Portfolio 2029	—	—
AST Bond Portfolio 2030	3,966,427	36,031,232
AST Bond Portfolio 2031	65,502,488	98,494,033
MFS® International Growth Portfolio (Service Shares)	3,136,705	656,203
MFS® Total Return Bond Series (Service Shares)	8,032,020	3,010,511
MFS® Total Return Series (Service Shares)	9,699,761	1,848,442
MFS® Value Series (Service Shares)	13,257,744	2,550,495
PSF PGIM Government Money Market Portfolio (Class III)	328,291,063	283,726,486
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	393,669	3,514,620
AST Global Bond Portfolio	14,452,261	18,545,142
AST Bond Portfolio 2032	65,112,832	13,007,939

A85

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC (formerly QMA LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

A86

Note 7:    Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential Annuities and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Prudential Annuities.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2021	8,933	$34.43	to	$103.39	$666,219	0.00%		0.65%	to	3.05%	13.54%	to	16.35%
December 31, 2020	10,280	$30.07	to	$88.86	$661,552	0.00%		0.65%	to	3.05%	35.54%	to	38.90%
December 31, 2019	13,441	$22.01	to	$63.97	$606,032	0.00%		0.65%	to	3.05%	24.32%	to	27.40%
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%		0.65%	to	3.05%	0.68%	to	3.19%
December 31, 2017	19,217	$17.29	to	$48.67	$608,038	0.00%		0.65%	to	3.05%	33.69%	to	36.99%

	AST Government Money Market Portfolio
December 31, 2021	39,976	$7.00	to	$14.86	$453,953	0.00%	(1)	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2020	42,691	$7.23	to	$14.95	$490,379	0.20%		0.65%	to	3.05%	-2.83%	to	-0.43%
December 31, 2019	39,170	$7.44	to	$15.02	$454,830	1.68%		0.65%	to	3.05%	-1.41%	to	1.03%
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%		0.65%	to	3.05%	-1.81%	to	0.64%
December 31, 2017	45,354	$7.68	to	$14.77	$497,232	0.33%		0.65%	to	3.05%	-2.71%	to	-0.31%

	AST Cohen & Steers Realty Portfolio
December 31, 2021	1,819	$30.93	to	$86.46	$132,648	0.00%		0.65%	to	2.75%	38.92%	to	41.92%
December 31, 2020	2,139	$22.26	to	$60.92	$110,379	0.00%		0.65%	to	2.75%	-5.51%	to	-3.47%
December 31, 2019	2,450	$23.56	to	$63.11	$129,946	0.00%		0.65%	to	2.75%	27.61%	to	30.36%
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%		0.65%	to	3.05%	-7.68%	to	-5.38%
December 31, 2017	3,435	$19.94	to	$51.16	$145,631	0.00%		0.65%	to	3.05%	3.01%	to	5.56%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2021	40,802	$14.38	to	$44.42	$1,142,547	0.00%		0.65%	to	3.05%	4.66%	to	7.25%
December 31, 2020	26,192	$13.71	to	$41.42	$680,844	0.00%		0.65%	to	3.05%	7.96%	to	10.63%
December 31, 2019	29,386	$12.67	to	$37.44	$686,631	0.00%		0.65%	to	3.05%	11.11%	to	13.86%
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%		0.65%	to	3.05%	-8.04%	to	-5.75%
December 31, 2017	43,506	$12.35	to	$34.89	$844,160	0.00%		0.65%	to	3.05%	8.73%	to	11.41%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2021	25,236	$18.23	to	$36.92	$688,110	0.00%		0.65%	to	3.05%	21.71%	to	24.73%
December 31, 2020	29,924	$14.93	to	$29.68	$659,702	0.00%		0.65%	to	3.05%	-1.02%	to	1.43%
December 31, 2019	31,214	$15.04	to	$29.33	$683,295	0.00%		0.65%	to	3.05%	22.13%	to	25.15%
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%		0.65%	to	3.05%	-12.48%	to	-10.30%
December 31, 2017	4,448	$13.99	to	$26.26	$90,219	0.00%		0.65%	to	3.05%	13.01%	to	15.80%

	AST High Yield Portfolio
December 31, 2021	4,604	$15.43	to	$39.20	$138,421	0.00%		0.65%	to	2.75%	3.41%	to	5.64%
December 31, 2020	5,073	$14.92	to	$37.10	$145,034	0.00%		0.65%	to	3.05%	-0.49%	to	1.97%
December 31, 2019	5,969	$14.95	to	$36.39	$166,925	0.00%		0.65%	to	3.05%	11.78%	to	14.55%
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%		0.65%	to	3.05%	-4.99%	to	-2.63%
December 31, 2017	7,950	$13.99	to	$32.62	$194,209	0.00%		0.65%	to	3.05%	4.20%	to	6.77%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2021	4,973	$29.91	to	$81.68	$217,413	0.00%		0.65%	to	3.05%	-4.36%	to	-1.99%
December 31, 2020	5,446	$31.17	to	$83.55	$245,695	0.00%		0.65%	to	3.05%	31.07%	to	34.31%
December 31, 2019	6,718	$23.71	to	$62.37	$229,610	0.00%		0.65%	to	3.05%	32.32%	to	35.60%
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%		0.65%	to	3.05%	-13.58%	to	-11.43%
December 31, 2017	8,622	$20.61	to	$52.19	$251,830	0.00%		0.65%	to	3.05%	23.81%	to	26.86%
A87

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST WEDGE Capital Mid-Cap Value Portfolio (merged February 19, 2021)
December 31, 2021	—	$18.44	to	$38.65	$—	0.00%	0.65%	to	2.75%	6.48%	to	6.79%
December 31, 2020	2,324	$17.32	to	$36.20	$63,399	0.00%	0.65%	to	3.05%	-8.69%	to	-6.42%
December 31, 2019	2,381	$18.91	to	$38.79	$69,244	0.00%	0.65%	to	3.05%	15.51%	to	18.37%
December 31, 2018	2,380	$16.32	to	$32.85	$58,213	0.00%	0.65%	to	3.05%	-19.09%	to	-17.07%
December 31, 2017	3,003	$20.10	to	$39.71	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%

	AST Small-Cap Value Portfolio
December 31, 2021	4,078	$24.62	to	$71.43	$210,261	0.00%	0.65%	to	3.05%	27.51%	to	30.67%
December 31, 2020	5,019	$19.25	to	$54.67	$198,436	0.00%	0.65%	to	3.05%	-2.21%	to	0.21%
December 31, 2019	5,273	$19.62	to	$54.56	$209,773	0.00%	0.65%	to	3.05%	18.26%	to	21.19%
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%
December 31, 2017	6,985	$20.52	to	$54.65	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%

	AST Mid-Cap Growth Portfolio
December 31, 2021	19,046	$16.49	to	$73.00	$480,306	0.00%	0.65%	to	3.05%	7.12%	to	9.77%
December 31, 2020	21,709	$15.27	to	$66.67	$503,597	0.00%	0.65%	to	3.05%	30.73%	to	33.96%
December 31, 2019	25,435	$11.58	to	$49.89	$455,112	0.00%	0.65%	to	3.05%	26.19%	to	29.31%
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%
December 31, 2017	32,135	$9.74	to	$40.81	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2021	2,491	$27.61	to	$92.41	$167,448	0.00%	0.65%	to	2.75%	23.16%	to	25.82%
December 31, 2020	2,980	$22.42	to	$73.45	$160,330	0.00%	0.65%	to	3.05%	-0.69%	to	1.77%
December 31, 2019	3,303	$22.50	to	$72.17	$170,091	0.00%	0.65%	to	3.05%	18.90%	to	21.84%
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%
December 31, 2017	4,501	$22.58	to	$69.38	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2021	6,928	$20.57	to	$68.18	$261,525	0.00%	0.65%	to	2.75%	25.66%	to	28.37%
December 31, 2020	8,090	$16.37	to	$53.11	$240,505	0.00%	0.65%	to	3.05%	-2.79%	to	-0.38%
December 31, 2019	8,593	$16.78	to	$53.31	$257,162	0.00%	0.65%	to	3.05%	25.57%	to	28.68%
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%
December 31, 2017	11,149	$15.96	to	$48.58	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2021	13,589	$37.42	to	$95.61	$919,751	0.00%	0.65%	to	3.05%	14.75%	to	17.59%
December 31, 2020	15,676	$32.35	to	$81.31	$906,657	0.00%	0.65%	to	3.05%	27.58%	to	30.74%
December 31, 2019	19,751	$25.15	to	$62.19	$863,936	0.00%	0.65%	to	3.05%	27.62%	to	30.77%
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%
December 31, 2017	29,004	$20.55	to	$49.19	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%

	AST MFS Growth Portfolio
December 31, 2021	6,242	$30.61	to	$72.85	$279,198	0.00%	0.65%	to	3.05%	19.62%	to	22.58%
December 31, 2020	7,197	$25.38	to	$59.58	$265,521	0.00%	0.65%	to	3.05%	26.50%	to	29.63%
December 31, 2019	8,373	$19.90	to	$46.08	$240,347	0.00%	0.65%	to	3.05%	33.58%	to	36.88%
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%
December 31, 2017	10,885	$14.80	to	$33.34	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%

	AST Mid-Cap Value Portfolio
December 31, 2021	5,386	$24.68	to	$105.21	$362,532	0.00%	0.65%	to	3.05%	29.56%	to	32.76%
December 31, 2020	5,293	$18.99	to	$79.25	$271,242	0.00%	0.65%	to	3.05%	-4.78%	to	-2.42%
December 31, 2019	5,810	$19.89	to	$81.21	$302,162	0.00%	0.65%	to	3.05%	17.32%	to	20.23%
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%
December 31, 2017	7,778	$20.80	to	$81.37	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%

	AST Small-Cap Growth Portfolio
December 31, 2021	2,862	$35.57	to	$94.88	$181,218	0.00%	0.65%	to	2.75%	1.66%	to	3.86%
December 31, 2020	3,188	$34.90	to	$91.35	$195,652	0.00%	0.65%	to	3.05%	43.87%	to	47.42%
December 31, 2019	3,946	$24.12	to	$61.97	$159,837	0.00%	0.65%	to	3.05%	26.15%	to	29.27%
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%
December 31, 2017	5,038	$21.29	to	$52.68	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%

A88

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Low Duration Bond Portfolio
December 31, 2021	17,440	$9.42	to	$21.32	$255,850	0.00%	0.65%	to	2.75%	-3.34%	to	-1.25%
December 31, 2020	18,593	$9.04	to	$21.59	$278,466	0.00%	0.65%	to	3.05%	-0.56%	to	1.90%
December 31, 2019	19,028	$9.09	to	$21.19	$281,419	0.00%	0.65%	to	3.05%	1.43%	to	3.94%
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%
December 31, 2017	22,957	$9.18	to	$20.37	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2021	47,208	$11.54	to	$34.33	$1,036,008	0.00%	0.65%	to	3.05%	-4.15%	to	-1.78%
December 31, 2020	47,997	$12.04	to	$34.96	$1,079,721	0.00%	0.65%	to	3.05%	4.09%	to	6.67%
December 31, 2019	50,847	$11.57	to	$32.77	$1,052,390	0.00%	0.65%	to	3.05%	5.89%	to	8.52%
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%
December 31, 2017	67,284	$11.30	to	$30.60	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%

	AST QMA US Equity Alpha Portfolio (merged October 15, 2021)
December 31, 2021	—	$23.44	to	$51.29	$—	0.00%	0.65%	to	2.75%	28.07%	to	30.25%
December 31, 2020	4,416	$18.23	to	$39.51	$139,091	0.00%	0.65%	to	3.05%	-8.08%	to	-5.80%
December 31, 2019	5,104	$19.67	to	$42.11	$168,503	0.00%	0.65%	to	3.05%	20.67%	to	23.66%
December 31, 2018	5,575	$16.17	to	$34.19	$147,401	0.00%	0.65%	to	3.05%	-11.03%	to	-8.82%
December 31, 2017	7,106	$18.02	to	$37.65	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2021	2,928	$13.30	to	$70.33	$121,127	0.00%	0.65%	to	2.75%	20.40%	to	22.99%
December 31, 2020	3,430	$11.05	to	$57.18	$115,483	0.00%	0.65%	to	3.05%	-5.21%	to	-2.86%
December 31, 2019	3,451	$11.62	to	$58.86	$115,905	0.00%	0.65%	to	3.05%	13.30%	to	16.11%
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%
December 31, 2017	4,768	$12.61	to	$61.23	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2021	83,497	$19.07	to	$68.51	$3,269,883	0.00%	0.65%	to	3.05%	8.98%	to	11.68%
December 31, 2020	65,855	$17.46	to	$61.34	$2,342,097	0.00%	0.65%	to	3.05%	9.10%	to	11.80%
December 31, 2019	74,975	$15.97	to	$54.87	$2,326,847	0.00%	0.65%	to	3.05%	17.16%	to	20.06%
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%
December 31, 2017	106,379	$14.79	to	$48.59	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%

	AST International Value Portfolio
December 31, 2021	5,219	$9.60	to	$28.28	$103,998	0.00%	0.65%	to	3.05%	4.36%	to	6.94%
December 31, 2020	5,607	$9.12	to	$26.51	$104,580	0.00%	0.65%	to	3.05%	-3.64%	to	-1.25%
December 31, 2019	5,672	$9.39	to	$26.92	$109,332	0.00%	0.65%	to	3.05%	16.36%	to	19.24%
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%
December 31, 2017	7,226	$9.76	to	$27.23	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%

	AST MFS Global Equity Portfolio
December 31, 2021	4,396	$28.41	to	$57.59	$200,725	0.00%	0.65%	to	2.75%	13.64%	to	16.09%
December 31, 2020	5,093	$25.00	to	$49.74	$201,229	0.00%	0.65%	to	3.05%	10.70%	to	13.44%
December 31, 2019	5,958	$22.51	to	$43.96	$207,483	0.00%	0.65%	to	3.05%	25.99%	to	29.11%
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%
December 31, 2017	8,303	$20.25	to	$38.08	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%

	AST J.P. Morgan International Equity Portfolio
December 31, 2021	4,637	$13.79	to	$58.98	$160,942	0.00%	0.65%	to	2.75%	8.02%	to	10.35%
December 31, 2020	5,123	$12.70	to	$53.86	$162,362	0.00%	0.65%	to	3.05%	9.63%	to	12.34%
December 31, 2019	5,791	$11.49	to	$48.30	$160,499	0.00%	0.65%	to	3.05%	23.34%	to	26.40%
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%
December 31, 2017	7,658	$11.45	to	$47.32	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%

	AST International Growth Portfolio
December 31, 2021	7,976	$21.30	to	$51.70	$335,133	0.00%	0.65%	to	3.05%	9.07%	to	11.77%
December 31, 2020	8,999	$19.47	to	$46.26	$341,079	0.00%	0.65%	to	3.05%	27.32%	to	30.47%
December 31, 2019	10,913	$15.24	to	$35.46	$317,475	0.00%	0.65%	to	3.05%	28.08%	to	31.25%
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%
December 31, 2017	14,336	$14.08	to	$31.37	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
A89

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Hedged Equity Portfolio
December 31, 2021	14,489	$14.73	to	$29.11	$287,382	0.00%	0.65%	to	3.05%	8.64%	to	11.33%
December 31, 2020	16,037	$13.53	to	$26.25	$288,081	0.00%	0.65%	to	3.05%	3.41%	to	5.97%
December 31, 2019	18,448	$13.06	to	$24.88	$312,256	0.00%	0.65%	to	3.05%	16.88%	to	19.77%
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%
December 31, 2017	25,000	$12.08	to	$22.18	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2021	167,294	$19.42	to	$34.73	$4,367,171	0.00%	0.65%	to	3.05%	13.41%	to	16.22%
December 31, 2020	185,227	$17.09	to	$30.01	$4,190,715	0.00%	0.65%	to	3.05%	9.96%	to	12.68%
December 31, 2019	207,220	$15.51	to	$26.74	$4,167,401	0.00%	0.65%	to	3.05%	18.52%	to	21.45%
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
December 31, 2017	268,118	$14.34	to	$23.82	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2021	87,954	$12.67	to	$21.97	$1,488,909	0.00%	0.65%	to	3.05%	9.01%	to	11.71%
December 31, 2020	97,686	$11.60	to	$19.75	$1,489,398	0.00%	0.65%	to	3.05%	1.04%	to	3.54%
December 31, 2019	107,878	$11.46	to	$19.15	$1,589,555	0.00%	0.65%	to	3.05%	12.52%	to	15.30%
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%
December 31, 2017	147,946	$11.39	to	$18.35	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%

	AST Balanced Asset Allocation Portfolio
December 31, 2021	98,657	$17.53	to	$29.36	$2,349,635	0.00%	0.65%	to	3.05%	9.40%	to	12.11%
December 31, 2020	109,846	$15.99	to	$26.29	$2,347,786	0.00%	0.65%	to	3.05%	8.36%	to	11.04%
December 31, 2019	123,491	$14.73	to	$23.77	$2,377,595	0.00%	0.65%	to	3.05%	15.78%	to	18.64%
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%
December 31, 2017	158,749	$13.75	to	$21.39	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%

	AST Preservation Asset Allocation Portfolio
December 31, 2021	72,797	$14.58	to	$22.05	$1,424,281	0.00%	0.65%	to	3.05%	3.00%	to	5.55%
December 31, 2020	82,395	$14.13	to	$20.97	$1,538,226	0.00%	0.65%	to	3.05%	5.76%	to	8.37%
December 31, 2019	89,864	$13.33	to	$19.43	$1,549,414	0.00%	0.65%	to	3.05%	11.24%	to	13.99%
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%
December 31, 2017	117,509	$12.67	to	$17.80	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%

	AST AllianzGI World Trends Portfolio
December 31, 2021	36,061	$14.57	to	$25.44	$668,251	0.00%	0.65%	to	3.05%	7.76%	to	10.43%
December 31, 2020	40,173	$13.48	to	$23.13	$678,068	0.00%	0.65%	to	3.05%	10.62%	to	13.36%
December 31, 2019	44,735	$12.15	to	$20.49	$663,762	0.00%	0.65%	to	3.05%	14.45%	to	17.28%
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%
December 31, 2017	60,889	$11.51	to	$19.25	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2021	27,020	$16.47	to	$29.60	$567,184	0.00%	0.65%	to	2.75%	9.32%	to	11.68%
December 31, 2020	29,412	$15.06	to	$26.61	$556,139	0.00%	0.65%	to	3.05%	9.71%	to	12.42%
December 31, 2019	33,093	$13.69	to	$23.77	$554,197	0.00%	0.65%	to	3.05%	15.79%	to	18.65%
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%
December 31, 2017	43,145	$13.08	to	$21.94	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%

	AST Goldman Sachs Multi-Asset Portfolio (merged February 19, 2021)
December 31, 2021	—	$12.90	to	$20.80	$—	0.00%	0.65%	to	3.05%	1.46%	to	1.80%
December 31, 2020	32,135	$12.71	to	$20.44	$511,380	0.00%	0.65%	to	3.05%	5.64%	to	8.26%
December 31, 2019	36,038	$11.99	to	$18.96	$527,525	0.00%	0.65%	to	3.05%	12.48%	to	15.27%
December 31, 2018	34,687	$10.63	to	$16.51	$435,238	0.00%	0.65%	to	3.05%	-9.91%	to	-7.67%
December 31, 2017	48,368	$11.76	to	$17.96	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2021	42,949	$12.20	to	$16.49	$648,118	0.00%	0.65%	to	3.05%	-5.22%	to	-2.87%
December 31, 2020	42,790	$12.83	to	$16.98	$668,453	0.00%	0.65%	to	3.05%	4.81%	to	7.41%
December 31, 2019	45,586	$12.20	to	$15.81	$662,452	0.00%	0.65%	to	3.05%	8.88%	to	11.57%
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%
December 31, 2017	38,403	$11.64	to	$14.66	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
A90

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Davis Value Portfolio
December 31, 2021	35	$29.85	to	$39.48	$1,048	0.59%	1.40%	to	1.65%	15.91%	to	16.20%
December 31, 2020	36	$25.68	to	$34.06	$943	0.72%	1.40%	to	1.65%	9.88%	to	10.16%
December 31, 2019	40	$23.32	to	$31.00	$947	1.62%	1.40%	to	1.65%	29.00%	to	29.33%
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%
December 31, 2017	47	$21.16	to	$28.28	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2021	6	$86.09	to	$86.09	$552	0.00%	1.00%	to	1.00%	-3.87%	to	-3.87%
December 31, 2020	7	$89.56	to	$89.56	$645	0.00%	1.00%	to	1.00%	69.42%	to	69.42%
December 31, 2019	9	$52.86	to	$52.86	$488	0.00%	1.00%	to	1.00%	39.29%	to	39.29%
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%
December 31, 2017	11	$39.02	to	$39.02	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%

	PSF International Growth Portfolio (Class I)
December 31, 2021	139	$21.84	to	$36.75	$4,148	0.00%	0.65%	to	2.75%	9.39%	to	11.75%
December 31, 2020	172	$19.97	to	$33.02	$4,636	0.00%	0.65%	to	2.75%	28.48%	to	31.25%
December 31, 2019	224	$15.54	to	$25.26	$4,635	0.00%	0.65%	to	2.75%	28.74%	to	31.52%
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
December 31, 2017	313	$14.24	to	$20.47	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%

	ProFund VP Asia 30
December 31, 2021	196	$15.52	to	$38.05	$5,589	0.00%	0.65%	to	2.50%	-20.56%	to	-19.05%
December 31, 2020	236	$19.53	to	$47.12	$8,409	1.08%	0.65%	to	2.50%	32.16%	to	34.67%
December 31, 2019	285	$14.77	to	$35.08	$7,613	0.23%	0.65%	to	2.50%	23.15%	to	25.48%
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%
December 31, 2017	381	$15.09	to	$34.74	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%

	ProFund VP Banks
December 31, 2021	363	$9.19	to	$28.04	$4,479	0.87%	0.65%	to	2.50%	30.74%	to	33.22%
December 31, 2020	301	$7.03	to	$11.38	$2,781	2.21%	0.65%	to	2.50%	-17.34%	to	-15.77%
December 31, 2019	435	$8.50	to	$13.55	$4,787	1.00%	0.65%	to	2.50%	33.02%	to	35.54%
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%
December 31, 2017	748	$7.98	to	$23.92	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%

	ProFund VP Bear
December 31, 2021	1,506	$0.50	to	$0.93	$1,183	0.00%	0.65%	to	2.45%	-26.48%	to	-25.12%
December 31, 2020	1,343	$0.68	to	$1.24	$1,379	0.50%	0.65%	to	2.45%	-27.44%	to	-26.10%
December 31, 2019	1,794	$0.94	to	$1.67	$2,483	0.08%	0.65%	to	2.45%	-24.84%	to	-23.45%
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%
December 31, 2017	1,570	$1.18	to	$2.11	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%

	ProFund VP Biotechnology
December 31, 2021	172	$38.58	to	$81.36	$7,371	0.00%	0.65%	to	1.90%	13.54%	to	14.98%
December 31, 2020	207	$33.81	to	$70.94	$7,723	0.02%	0.65%	to	1.90%	13.18%	to	14.63%
December 31, 2019	235	$29.72	to	$62.04	$7,708	0.00%	0.65%	to	1.65%	14.54%	to	15.70%
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%
December 31, 2017	364	$28.15	to	$58.18	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%

	ProFund VP Basic Materials
December 31, 2021	169	$18.61	to	$38.98	$5,247	0.31%	0.65%	to	2.65%	22.30%	to	24.81%
December 31, 2020	191	$15.21	to	$31.31	$4,775	0.66%	0.65%	to	2.65%	13.40%	to	15.73%
December 31, 2019	220	$13.42	to	$27.12	$4,824	0.35%	0.65%	to	2.65%	14.60%	to	16.95%
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%
December 31, 2017	387	$14.61	to	$28.49	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%

	ProFund VP UltraBull
December 31, 2021	204	$50.09	to	$112.79	$11,515	0.00%	0.65%	to	1.90%	55.14%	to	57.11%
December 31, 2020	241	$32.12	to	$71.97	$8,708	0.82%	0.65%	to	1.90%	17.55%	to	19.05%
December 31, 2019	299	$27.19	to	$60.60	$9,039	0.27%	0.65%	to	1.90%	57.13%	to	59.13%
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%
December 31, 2017	443	$20.67	to	$45.60	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
A91

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Bull
December 31, 2021	520	$30.67	to	$45.10	$18,550	0.00%	0.65%	to	2.40%	23.30%	to	25.51%
December 31, 2020	563	$24.84	to	$36.02	$16,209	0.08%	0.65%	to	2.45%	13.19%	to	15.28%
December 31, 2019	734	$21.01	to	$31.33	$18,447	0.23%	0.65%	to	2.50%	25.66%	to	28.04%
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%
December 31, 2017	1,627	$18.27	to	$26.37	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%

	ProFund VP Consumer Services
December 31, 2021	272	$32.77	to	$58.43	$10,419	0.00%	0.65%	to	2.65%	7.31%	to	9.51%
December 31, 2020	301	$30.53	to	$53.79	$10,600	0.00%	0.65%	to	2.65%	24.95%	to	27.51%
December 31, 2019	350	$24.44	to	$42.53	$9,798	0.00%	0.65%	to	2.65%	21.34%	to	23.83%
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%
December 31, 2017	421	$20.30	to	$34.92	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%

	ProFund VP Consumer Goods
December 31, 2021	325	$27.85	to	$48.04	$12,044	0.41%	0.65%	to	2.75%	16.36%	to	18.87%
December 31, 2020	359	$23.94	to	$40.52	$11,312	0.82%	0.65%	to	2.75%	27.45%	to	30.20%
December 31, 2019	315	$18.78	to	$31.20	$7,739	1.46%	0.65%	to	2.75%	23.08%	to	25.74%
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
December 31, 2017	424	$18.42	to	$29.46	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%

	ProFund VP Oil & Gas
December 31, 2021	521	$9.62	to	$22.44	$8,803	1.92%	0.65%	to	2.50%	48.14%	to	50.94%
December 31, 2020	474	$6.49	to	$14.90	$5,380	2.51%	0.65%	to	2.45%	-36.07%	to	-34.89%
December 31, 2019	455	$10.15	to	$22.94	$7,962	1.38%	0.65%	to	2.50%	5.80%	to	7.81%
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%
December 31, 2017	667	$11.66	to	$26.99	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%

	ProFund VP Europe 30
December 31, 2021	495	$10.96	to	$22.27	$7,200	0.91%	0.65%	to	2.40%	21.54%	to	23.72%
December 31, 2020	562	$8.91	to	$18.05	$6,657	2.80%	0.65%	to	2.50%	-11.50%	to	-9.82%
December 31, 2019	660	$9.94	to	$20.06	$8,786	2.49%	0.65%	to	2.50%	14.84%	to	17.02%
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%
December 31, 2017	865	$10.08	to	$20.20	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%

	ProFund VP Financials
December 31, 2021	741	$12.97	to	$38.64	$14,051	0.38%	0.65%	to	2.75%	26.53%	to	29.26%
December 31, 2020	774	$10.25	to	$30.14	$11,401	0.69%	0.65%	to	2.75%	-4.47%	to	-2.41%
December 31, 2019	967	$10.73	to	$31.13	$14,659	0.51%	0.65%	to	2.75%	26.69%	to	29.42%
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%
December 31, 2017	1,503	$9.73	to	$27.48	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%

	ProFund VP U.S. Government Plus
December 31, 2021	221	$15.79	to	$28.48	$5,393	0.00%	0.65%	to	2.50%	-9.41%	to	-7.69%
December 31, 2020	283	$16.54	to	$30.85	$7,411	0.04%	0.65%	to	2.50%	17.67%	to	19.91%
December 31, 2019	320	$14.05	to	$25.73	$7,072	0.84%	0.65%	to	2.50%	15.27%	to	17.45%
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%
December 31, 2017	367	$13.21	to	$23.32	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%

	ProFund VP Health Care
December 31, 2021	785	$33.65	to	$52.33	$29,954	0.04%	0.65%	to	2.65%	18.32%	to	20.75%
December 31, 2020	915	$28.44	to	$43.69	$29,206	0.00%	0.65%	to	2.65%	11.40%	to	13.69%
December 31, 2019	985	$25.34	to	$38.74	$27,838	0.00%	0.65%	to	2.65%	16.21%	to	18.60%
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%
December 31, 2017	1,298	$20.91	to	$33.14	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%

	ProFund Access VP High Yield Fund
December 31, 2021	158	$20.47	to	$24.23	$3,463	2.36%	0.65%	to	1.65%	-1.38%	to	-0.38%
December 31, 2020	212	$20.76	to	$24.32	$4,682	5.45%	0.65%	to	1.65%	-1.71%	to	-0.71%
December 31, 2019	378	$21.12	to	$24.50	$8,455	4.65%	0.65%	to	1.65%	10.58%	to	11.70%
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%
December 31, 2017	459	$18.92	to	$22.21	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%

A92

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Industrials
December 31, 2021	271	$34.18	to	$52.10	$10,210	0.00%	0.65%	to	2.45%	13.55%	to	15.65%
December 31, 2020	259	$30.04	to	$45.16	$8,487	0.18%	0.65%	to	2.45%	13.90%	to	16.00%
December 31, 2019	303	$26.32	to	$39.03	$8,638	0.00%	0.65%	to	2.45%	27.30%	to	29.65%
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%
December 31, 2017	491	$19.22	to	$34.91	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%

	ProFund VP Internet
December 31, 2021	62	$124.40	to	$160.35	$8,382	0.00%	0.65%	to	1.65%	3.56%	to	4.62%
December 31, 2020	68	$120.12	to	$153.66	$8,931	0.00%	0.65%	to	1.65%	48.34%	to	49.84%
December 31, 2019	72	$80.98	to	$102.81	$6,305	0.00%	0.65%	to	1.65%	16.08%	to	17.26%
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%
December 31, 2017	106	$67.60	to	$84.53	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%

	ProFund VP Japan
December 31, 2021	251	$14.94	to	$24.96	$4,162	0.00%	0.65%	to	2.45%	1.35%	to	3.22%
December 31, 2020	294	$14.08	to	$24.24	$4,840	0.29%	0.65%	to	2.50%	13.04%	to	15.18%
December 31, 2019	337	$12.46	to	$21.10	$4,864	0.13%	0.65%	to	2.50%	17.00%	to	19.22%
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%
December 31, 2017	453	$12.36	to	$20.26	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%

	ProFund VP Precious Metals
December 31, 2021	1,227	$6.91	to	$12.68	$12,797	0.00%	0.65%	to	2.50%	-11.21%	to	-9.53%
December 31, 2020	1,436	$7.78	to	$14.05	$16,625	0.24%	0.65%	to	2.50%	21.00%	to	23.30%
December 31, 2019	1,565	$6.42	to	$11.42	$14,858	0.04%	0.65%	to	2.50%	42.33%	to	45.03%
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%
December 31, 2017	1,373	$5.34	to	$9.21	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%

	ProFund VP Mid-Cap Growth
December 31, 2021	470	$32.47	to	$52.98	$18,327	0.00%	0.65%	to	2.50%	14.04%	to	16.21%
December 31, 2020	482	$28.47	to	$45.71	$16,375	0.00%	0.65%	to	2.50%	17.88%	to	20.11%
December 31, 2019	686	$24.15	to	$38.15	$19,404	0.00%	0.65%	to	2.50%	21.14%	to	23.43%
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%
December 31, 2017	753	$20.47	to	$35.52	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%

	ProFund VP Mid-Cap Value
December 31, 2021	387	$28.55	to	$48.20	$13,478	0.28%	0.65%	to	2.50%	25.32%	to	27.70%
December 31, 2020	389	$22.78	to	$37.84	$10,696	0.42%	0.65%	to	2.50%	-0.26%	to	1.63%
December 31, 2019	563	$22.84	to	$37.33	$15,177	0.19%	0.65%	to	2.50%	20.98%	to	23.28%
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%
December 31, 2017	570	$22.33	to	$35.33	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%

	ProFund VP Pharmaceuticals
December 31, 2021	120	$18.91	to	$31.10	$2,571	0.27%	0.65%	to	2.45%	8.48%	to	10.48%
December 31, 2020	134	$17.30	to	$28.55	$2,584	0.11%	0.65%	to	2.45%	9.76%	to	11.78%
December 31, 2019	156	$15.63	to	$25.90	$2,723	0.80%	0.65%	to	2.45%	11.25%	to	13.30%
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%
December 31, 2017	261	$15.11	to	$25.24	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%

	ProFund VP Real Estate
December 31, 2021	195	$19.32	to	$46.40	$7,641	0.03%	0.65%	to	2.75%	33.31%	to	36.19%
December 31, 2020	214	$14.50	to	$34.07	$6,124	1.58%	0.65%	to	2.75%	-8.87%	to	-6.90%
December 31, 2019	273	$15.91	to	$36.59	$8,492	1.66%	0.65%	to	2.75%	23.27%	to	25.93%
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%
December 31, 2017	273	$14.07	to	$31.02	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%

	ProFund VP Rising Rates Opportunity
December 31, 2021	2,141	$0.81	to	$1.64	$1,875	0.00%	0.65%	to	2.65%	-2.72%	to	-0.72%
December 31, 2020	1,191	$0.82	to	$1.68	$1,079	0.82%	0.65%	to	2.65%	-28.65%	to	-27.17%
December 31, 2019	1,391	$1.14	to	$2.33	$1,758	0.15%	0.65%	to	2.65%	-19.60%	to	-17.95%
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%
December 31, 2017	2,029	$1.37	to	$2.83	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%

A93

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP NASDAQ-100
December 31, 2021	731	$36.36	to	$107.51	$34,899	0.00%	0.65%	to	2.50%	21.69%	to	23.99%
December 31, 2020	910	$29.55	to	$86.92	$35,256	0.00%	0.65%	to	2.50%	41.93%	to	44.62%
December 31, 2019	819	$20.59	to	$60.26	$21,894	0.00%	0.65%	to	2.50%	33.29%	to	35.81%
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%
December 31, 2017	1,083	$15.79	to	$45.74	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%

	ProFund VP Semiconductor
December 31, 2021	147	$43.35	to	$84.18	$7,132	0.00%	0.65%	to	1.65%	46.04%	to	47.52%
December 31, 2020	126	$29.68	to	$57.20	$4,109	0.33%	0.65%	to	1.65%	42.46%	to	43.91%
December 31, 2019	145	$20.84	to	$24.92	$3,315	0.28%	0.65%	to	1.65%	47.30%	to	48.80%
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%
December 31, 2017	208	$16.02	to	$25.89	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%

	ProFund VP Small-Cap Growth
December 31, 2021	370	$28.40	to	$61.07	$16,536	0.00%	0.65%	to	2.75%	17.32%	to	19.86%
December 31, 2020	399	$24.20	to	$51.08	$15,016	0.00%	0.65%	to	2.75%	14.16%	to	16.63%
December 31, 2019	414	$21.20	to	$43.91	$13,550	0.00%	0.65%	to	2.75%	15.84%	to	18.34%
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%
December 31, 2017	649	$19.97	to	$39.82	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%

	ProFund VP Short Mid-Cap
December 31, 2021	61	$0.60	to	$0.71	$42	0.00%	0.65%	to	1.65%	-25.33%	to	-24.56%
December 31, 2020	56	$0.80	to	$0.94	$51	0.35%	0.65%	to	1.65%	-27.86%	to	-27.12%
December 31, 2019	28	$1.11	to	$1.30	$35	0.36%	0.65%	to	1.65%	-22.47%	to	-21.68%
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%	0.65%	to	1.65%	9.13%	to	10.24%
December 31, 2017	86	$1.32	to	$1.50	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%

	ProFund VP Short NASDAQ-100
December 31, 2021	2,598	$0.17	to	$0.32	$545	0.00%	0.65%	to	2.25%	-26.82%	to	-25.60%
December 31, 2020	920	$0.23	to	$0.34	$264	0.16%	0.65%	to	2.25%	-44.06%	to	-43.15%
December 31, 2019	881	$0.41	to	$0.60	$433	0.12%	0.65%	to	2.25%	-29.67%	to	-28.53%
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%	0.65%	to	2.40%	-5.23%	to	-3.51%
December 31, 2017	837	$0.59	to	$0.90	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%

	ProFund VP Short Small-Cap
December 31, 2021	345	$0.57	to	$0.67	$208	0.00%	0.65%	to	1.65%	-20.39%	to	-19.58%
December 31, 2020	104	$0.71	to	$0.84	$81	0.28%	0.65%	to	1.65%	-33.09%	to	-32.41%
December 31, 2019	88	$1.06	to	$1.24	$103	0.05%	0.65%	to	1.65%	-22.10%	to	-21.30%
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%	0.65%	to	1.65%	8.56%	to	9.67%
December 31, 2017	139	$1.26	to	$1.44	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%

	ProFund VP Small-Cap Value
December 31, 2021	381	$21.06	to	$45.91	$11,759	0.09%	0.65%	to	2.75%	25.03%	to	27.72%
December 31, 2020	412	$16.84	to	$36.03	$9,928	0.03%	0.65%	to	2.75%	-1.72%	to	0.40%
December 31, 2019	360	$17.14	to	$35.98	$8,899	0.00%	0.65%	to	2.75%	19.19%	to	21.77%
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%	0.65%	to	2.75%	-16.59%	to	-14.78%
December 31, 2017	510	$17.24	to	$34.85	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%

	ProFund VP Technology
December 31, 2021	347	$33.19	to	$98.29	$13,299	0.00%	0.65%	to	1.65%	32.73%	to	34.08%
December 31, 2020	414	$24.94	to	$73.49	$11,748	0.00%	0.65%	to	1.65%	42.42%	to	43.86%
December 31, 2019	458	$17.47	to	$51.21	$9,172	0.00%	0.65%	to	1.65%	42.79%	to	44.24%
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%	0.65%	to	1.65%	-3.92%	to	-2.93%
December 31, 2017	509	$12.67	to	$36.76	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%

	ProFund VP Telecommunications
December 31, 2021	307	$8.39	to	$21.32	$3,770	1.11%	0.65%	to	2.75%	15.16%	to	17.64%
December 31, 2020	333	$7.18	to	$18.17	$3,519	0.95%	0.65%	to	2.75%	0.31%	to	2.48%
December 31, 2019	337	$7.06	to	$17.77	$3,497	3.09%	0.65%	to	2.75%	11.61%	to	14.02%
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%	0.65%	to	2.75%	-17.45%	to	-15.66%
December 31, 2017	476	$7.46	to	$18.58	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%

A94

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP UltraMid-Cap
December 31, 2021	142	$60.82	to	$122.34	$10,093	0.00%	0.65%	to	2.50%	43.00%	to	45.72%
December 31, 2020	165	$42.44	to	$84.17	$8,386	0.24%	0.65%	to	2.45%	2.64%	to	4.54%
December 31, 2019	209	$41.01	to	$80.72	$10,301	0.00%	0.65%	to	2.45%	44.17%	to	46.83%
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%	0.65%	to	2.45%	-28.58%	to	-27.25%
December 31, 2017	344	$39.18	to	$75.95	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%

	ProFund VP UltraNASDAQ-100
December 31, 2021	2,195	$33.38	to	$547.78	$89,893	0.00%	0.65%	to	1.65%	50.00%	to	51.52%
December 31, 2020	2,579	$22.20	to	$362.44	$73,099	0.00%	0.65%	to	1.65%	83.22%	to	85.08%
December 31, 2019	2,456	$12.09	to	$196.32	$37,197	0.00%	0.65%	to	1.65%	76.70%	to	78.50%
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%	0.65%	to	1.65%	-11.13%	to	-10.22%
December 31, 2017	5,202	$7.66	to	$123.13	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%

	ProFund VP UltraSmall-Cap
December 31, 2021	186	$35.31	to	$81.66	$7,316	0.00%	0.65%	to	1.65%	21.27%	to	22.50%
December 31, 2020	193	$29.05	to	$66.83	$6,274	0.13%	0.65%	to	1.65%	14.47%	to	15.63%
December 31, 2019	225	$25.31	to	$57.94	$6,302	0.00%	0.65%	to	1.65%	44.90%	to	46.37%
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%	0.65%	to	1.65%	-28.17%	to	-27.43%
December 31, 2017	344	$24.19	to	$54.82	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%

	ProFund VP Utilities
December 31, 2021	545	$21.74	to	$47.52	$15,808	1.50%	0.65%	to	2.75%	12.24%	to	14.66%
December 31, 2020	658	$19.37	to	$41.55	$16,954	1.57%	0.65%	to	2.75%	-5.08%	to	-3.03%
December 31, 2019	768	$20.41	to	$42.96	$20,591	1.55%	0.65%	to	2.75%	19.50%	to	22.08%
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%
December 31, 2017	1,015	$17.07	to	$34.60	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%

	ProFund VP Large-Cap Growth
December 31, 2021	455	$37.84	to	$63.94	$21,195	0.00%	0.65%	to	2.50%	26.62%	to	29.02%
December 31, 2020	503	$29.89	to	$49.76	$18,325	0.00%	0.65%	to	2.50%	27.66%	to	30.08%
December 31, 2019	640	$23.41	to	$38.41	$18,095	0.00%	0.65%	to	2.50%	25.67%	to	28.05%
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%
December 31, 2017	939	$18.77	to	$31.01	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%

	ProFund VP Large-Cap Value
December 31, 2021	438	$19.24	to	$32.50	$10,424	0.99%	0.65%	to	2.50%	19.85%	to	22.13%
December 31, 2020	537	$16.05	to	$26.99	$10,559	1.14%	0.65%	to	2.50%	-2.56%	to	-0.71%
December 31, 2019	658	$16.48	to	$29.43	$13,042	0.94%	0.65%	to	2.50%	26.53%	to	28.93%
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%
December 31, 2017	906	$14.42	to	$26.13	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%

	Rydex VT Nova Fund
December 31, 2021	53	$33.00	to	$36.17	$1,756	0.35%	1.00%	to	1.40%	40.20%	to	40.76%
December 31, 2020	58	$23.54	to	$25.70	$1,369	0.91%	1.00%	to	1.40%	18.35%	to	18.83%
December 31, 2019	68	$19.89	to	$23.26	$1,343	1.11%	0.65%	to	1.40%	43.01%	to	44.10%
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%
December 31, 2017	87	$15.73	to	$18.12	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%

	Rydex VT NASDAQ-100® Fund
December 31, 2021	271	$44.59	to	$99.24	$12,096	0.00%	0.65%	to	1.65%	23.47%	to	24.73%
December 31, 2020	317	$36.02	to	$80.37	$11,444	0.29%	0.65%	to	1.65%	42.57%	to	44.02%
December 31, 2019	362	$25.20	to	$56.37	$9,143	0.13%	0.65%	to	1.65%	34.60%	to	35.97%
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%
December 31, 2017	461	$19.29	to	$43.37	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2021	14	$0.88	to	$0.96	$13	0.00%	1.00%	to	1.40%	-25.50%	to	-25.20%
December 31, 2020	11	$1.18	to	$1.29	$13	0.69%	1.00%	to	1.40%	-26.07%	to	-25.77%
December 31, 2019	9	$1.60	to	$1.74	$15	0.84%	1.00%	to	1.40%	-23.99%	to	-23.68%
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%
December 31, 2017	9	$2.05	to	$2.21	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
A95

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Invesco V.I. Health Care Fund (Series I)
December 31, 2021	543	$31.28	to	$54.73	$25,409	0.20%	0.65%	to	2.65%	9.32%	to	11.57%
December 31, 2020	610	$28.61	to	$49.05	$25,813	0.30%	0.65%	to	2.65%	11.43%	to	13.72%
December 31, 2019	734	$25.68	to	$43.14	$27,310	0.04%	0.65%	to	2.65%	28.99%	to	31.64%
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%
December 31, 2017	1,003	$20.27	to	$32.69	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%

	Invesco V.I. Technology Fund (Series I)
December 31, 2021	1,010	$16.43	to	$73.59	$26,487	0.00%	0.65%	to	1.75%	12.41%	to	13.67%
December 31, 2020	1,159	$14.54	to	$64.90	$27,009	0.00%	0.65%	to	1.75%	43.56%	to	45.17%
December 31, 2019	1,292	$10.08	to	$27.81	$20,903	0.00%	0.65%	to	1.75%	33.50%	to	35.00%
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%
December 31, 2017	1,741	$7.64	to	$21.30	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%

	Allspring VT Index Asset Allocation Fund (Class 2)
December 31, 2021	268	$36.82	to	$68.61	$18,374	0.58%	1.40%	to	1.65%	14.08%	to	14.37%
December 31, 2020	295	$32.28	to	$59.99	$17,652	0.82%	1.40%	to	1.65%	14.67%	to	14.96%
December 31, 2019	323	$28.15	to	$52.19	$16,818	1.08%	1.40%	to	1.65%	18.17%	to	18.47%
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
December 31, 2017	450	$20.80	to	$46.01	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%

	Allspring VT International Equity Fund (Class 2)
December 31, 2021	19	$10.58	to	$17.69	$210	1.09%	1.40%	to	1.90%	4.84%	to	5.37%
December 31, 2020	20	$10.04	to	$16.83	$213	2.56%	1.40%	to	1.90%	2.94%	to	3.46%
December 31, 2019	22	$9.70	to	$16.31	$223	3.57%	1.40%	to	1.90%	13.29%	to	13.87%
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%
December 31, 2017	30	$10.44	to	$17.65	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%

	Allspring VT Small Cap Growth Fund (Class 2)
December 31, 2021	35	$51.09	to	$82.96	$1,777	0.00%	1.40%	to	1.65%	5.86%	to	6.13%
December 31, 2020	40	$48.14	to	$78.37	$1,946	0.00%	1.40%	to	1.65%	55.18%	to	55.58%
December 31, 2019	42	$30.94	to	$50.50	$1,305	0.00%	1.40%	to	1.65%	22.77%	to	23.08%
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%
December 31, 2017	51	$25.17	to	$41.29	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%

	AST Fidelity Institutional AM® Quantitative Portfolio (merged October 15, 2021)
December 31, 2021	—	$14.57	to	$26.06	$—	0.00%	0.65%	to	3.05%	6.78%	to	8.86%
December 31, 2020	53,451	$13.62	to	$24.01	$912,450	0.00%	0.65%	to	3.05%	5.44%	to	8.05%
December 31, 2019	60,265	$12.87	to	$22.31	$951,857	0.00%	0.65%	to	3.05%	16.34%	to	19.22%
December 31, 2018	61,719	$11.03	to	$18.79	$810,388	0.00%	0.65%	to	3.05%	-10.57%	to	-8.35%
December 31, 2017	79,948	$11.93	to	$20.59	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%

	AST Prudential Growth Allocation Portfolio
December 31, 2021	193,479	$15.40	to	$30.02	$3,982,816	0.00%	0.65%	to	3.05%	13.14%	to	15.94%
December 31, 2020	214,233	$13.58	to	$26.00	$3,823,995	0.00%	0.65%	to	3.05%	2.63%	to	5.17%
December 31, 2019	242,580	$13.21	to	$24.82	$4,098,141	0.00%	0.65%	to	3.05%	15.54%	to	18.40%
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%
December 31, 2017	317,159	$12.63	to	$23.02	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%

	AST Advanced Strategies Portfolio
December 31, 2021	61,573	$18.54	to	$32.14	$1,530,769	0.00%	0.65%	to	3.05%	10.36%	to	13.09%
December 31, 2020	68,669	$16.76	to	$28.53	$1,519,030	0.00%	0.65%	to	3.05%	7.31%	to	9.96%
December 31, 2019	77,642	$15.59	to	$26.05	$1,564,074	0.00%	0.65%	to	3.05%	18.14%	to	21.07%
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%
December 31, 2017	100,477	$14.41	to	$23.20	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%

	AST Investment Grade Bond Portfolio
December 31, 2021	34,563	$15.73	to	$21.69	$675,550	0.00%	0.65%	to	2.45%	-4.56%	to	-2.80%
December 31, 2020	42,948	$16.48	to	$22.32	$870,340	0.00%	0.65%	to	2.45%	13.61%	to	15.71%
December 31, 2019	67,176	$14.51	to	$19.29	$1,180,706	0.00%	0.65%	to	2.45%	8.51%	to	10.51%
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%
December 31, 2017	67,018	$13.74	to	$17.62	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%

A96

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Cohen & Steers Global Realty Portfolio
December 31, 2021	1,483	$16.38	to	$34.91	$31,097	0.00%	0.65%	to	2.65%	23.54%	to	26.07%
December 31, 2020	1,727	$13.26	to	$27.81	$28,856	0.00%	0.65%	to	2.65%	-5.52%	to	-3.58%
December 31, 2019	1,862	$14.03	to	$28.95	$31,937	0.00%	0.65%	to	2.65%	21.81%	to	24.31%
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%
December 31, 2017	2,591	$12.42	to	$24.80	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%

	AST Emerging Markets Equity Portfolio
December 31, 2021	10,304	$8.59	to	$17.32	$112,133	0.00%	0.65%	to	2.65%	-2.46%	to	-0.46%
December 31, 2020	10,361	$8.81	to	$17.47	$113,560	0.00%	0.65%	to	3.05%	0.89%	to	3.38%
December 31, 2019	9,956	$8.70	to	$16.96	$105,002	0.00%	0.65%	to	3.05%	9.89%	to	12.61%
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%
December 31, 2017	11,488	$9.33	to	$17.78	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2021	2,418	$49.47	to	$63.30	$143,381	0.00%	0.65%	to	2.65%	12.65%	to	14.97%
December 31, 2020	2,894	$43.41	to	$55.06	$149,681	0.00%	0.65%	to	2.75%	49.81%	to	53.04%
December 31, 2019	2,546	$28.98	to	$35.98	$85,766	0.00%	0.65%	to	2.75%	28.96%	to	31.74%
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%
December 31, 2017	3,001	$22.91	to	$27.94	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%

	AST Bond Portfolio 2021 (liquidated December 31, 2021)
December 31, 2021	—	$11.16	to	$14.35	$—	0.00%	1.00%	to	3.05%	-4.89%	to	-2.87%
December 31, 2020	5,366	$11.74	to	$14.77	$71,587	0.00%	1.00%	to	3.05%	0.01%	to	2.12%
December 31, 2019	1,545	$11.74	to	$14.47	$20,019	0.00%	1.00%	to	3.05%	1.86%	to	4.02%
December 31, 2018	3,416	$11.52	to	$13.91	$43,202	0.00%	1.00%	to	3.05%	-3.00%	to	-0.94%
December 31, 2017	4,311	$11.88	to	$14.04	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%

	Allspring VT Omega Growth Fund (Class 2)
December 31, 2021	45	$50.01	to	$53.64	$2,414	0.00%	1.40%	to	2.00%	12.67%	to	13.36%
December 31, 2020	53	$44.39	to	$47.31	$2,487	0.00%	1.40%	to	2.00%	40.32%	to	41.18%
December 31, 2019	74	$31.63	to	$33.51	$2,489	0.00%	1.40%	to	2.00%	34.31%	to	35.13%
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%
December 31, 2017	97	$23.97	to	$25.09	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%

	Allspring VT Omega Growth Fund (Class 1)
December 31, 2021	364	$46.16	to	$99.11	$20,626	0.00%	0.65%	to	2.75%	12.10%	to	14.52%
December 31, 2020	414	$40.61	to	$86.76	$20,768	0.00%	0.65%	to	2.75%	39.47%	to	42.48%
December 31, 2019	488	$28.72	to	$61.05	$17,421	0.00%	0.65%	to	2.75%	33.62%	to	36.50%
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%
December 31, 2017	626	$21.39	to	$45.01	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%

	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2021	344	$40.72	to	$50.51	$16,148	0.00%	0.65%	to	2.50%	5.23%	to	7.23%
December 31, 2020	420	$38.70	to	$47.11	$18,548	0.00%	0.65%	to	2.50%	54.15%	to	57.07%
December 31, 2019	451	$25.11	to	$29.99	$12,734	0.00%	0.65%	to	2.50%	22.18%	to	24.50%
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%
December 31, 2017	538	$20.77	to	$23.90	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%

	Allspring VT International Equity Fund (Class 1)
December 31, 2021	352	$12.59	to	$23.21	$7,522	1.36%	0.65%	to	2.75%	4.43%	to	6.69%
December 31, 2020	404	$12.06	to	$21.76	$8,135	2.91%	0.65%	to	2.75%	2.00%	to	4.21%
December 31, 2019	489	$11.82	to	$20.88	$9,518	4.16%	0.65%	to	2.75%	12.33%	to	14.75%
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%
December 31, 2017	672	$13.02	to	$22.54	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%

	AST Bond Portfolio 2022
December 31, 2021	4,590	$10.66	to	$13.42	$55,275	0.00%	1.00%	to	3.05%	-3.95%	to	-1.92%
December 31, 2020	1,397	$11.10	to	$13.68	$17,609	0.00%	1.00%	to	3.05%	1.80%	to	3.96%
December 31, 2019	1,830	$10.90	to	$13.16	$22,267	0.00%	1.00%	to	3.05%	2.66%	to	4.83%
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%
December 31, 2017	3,754	$10.97	to	$12.70	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%

A97

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Quantitative Modeling Portfolio
December 31, 2021	2,579	$18.11	to	$22.74	$55,720	0.00%	0.65%	to	2.75%	12.27%	to	14.69%
December 31, 2020	3,353	$16.13	to	$19.83	$63,752	0.00%	0.65%	to	2.75%	8.51%	to	10.85%
December 31, 2019	5,311	$14.86	to	$17.89	$91,510	0.00%	0.65%	to	2.75%	17.87%	to	20.42%
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%
December 31, 2017	8,943	$13.87	to	$16.00	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%

	AST BlackRock Global Strategies Portfolio
December 31, 2021	6,381	$13.64	to	$17.13	$101,481	0.00%	0.65%	to	2.75%	8.61%	to	10.95%
December 31, 2020	6,822	$12.19	to	$15.44	$98,326	0.00%	0.65%	to	3.05%	1.54%	to	4.06%
December 31, 2019	7,572	$12.00	to	$14.84	$105,246	0.00%	0.65%	to	3.05%	14.03%	to	16.86%
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%
December 31, 2017	10,477	$11.46	to	$13.49	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2021	647	$21.06	to	$26.45	$15,978	2.08%	0.65%	to	2.75%	15.63%	to	18.12%
December 31, 2020	774	$18.21	to	$22.39	$16,298	3.05%	0.65%	to	2.75%	-2.61%	to	-0.51%
December 31, 2019	924	$18.70	to	$22.51	$19,684	2.74%	0.65%	to	2.75%	21.65%	to	24.28%
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%
December 31, 2017	1,399	$16.76	to	$19.72	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2021	19	$11.67	to	$11.67	$223	1.98%	1.00%	to	1.00%	-1.94%	to	-1.94%
December 31, 2020	28	$11.90	to	$11.90	$328	2.62%	1.00%	to	1.00%	4.04%	to	4.04%
December 31, 2019	28	$11.44	to	$11.44	$318	2.75%	1.00%	to	1.00%	5.67%	to	5.67%
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%
December 31, 2017	51	$10.74	to	$10.74	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2021	159	$45.45	to	$45.45	$7,204	0.00%	1.00%	to	1.00%	27.45%	to	27.45%
December 31, 2020	172	$35.66	to	$35.66	$6,127	0.00%	1.00%	to	1.00%	33.39%	to	33.39%
December 31, 2019	195	$26.74	to	$26.74	$5,211	0.00%	1.00%	to	1.00%	34.54%	to	34.54%
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%
December 31, 2017	229	$20.90	to	$20.90	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2021	72	$38.39	to	$38.39	$2,777	0.24%	1.40%	to	1.40%	23.31%	to	23.31%
December 31, 2020	83	$30.40	to	$31.13	$2,588	0.70%	1.40%	to	1.65%	19.32%	to	19.63%
December 31, 2019	95	$25.48	to	$26.02	$2,467	0.56%	1.40%	to	1.65%	29.64%	to	29.96%
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%
December 31, 2017	117	$21.47	to	$21.82	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%

	Allspring VT Opportunity Fund (Class 2)
December 31, 2021	162	$37.41	to	$37.41	$6,053	0.04%	1.40%	to	1.40%	23.03%	to	23.03%
December 31, 2020	173	$30.41	to	$30.41	$5,255	0.44%	1.40%	to	1.40%	19.31%	to	19.31%
December 31, 2019	184	$25.49	to	$25.49	$4,682	0.28%	1.40%	to	1.40%	29.63%	to	29.63%
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%
December 31, 2017	241	$21.48	to	$21.48	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%

	AST Prudential Core Bond Portfolio
December 31, 2021	11,843	$10.56	to	$13.12	$145,607	0.00%	0.65%	to	2.75%	-4.05%	to	-1.98%
December 31, 2020	12,182	$10.70	to	$13.38	$153,595	0.00%	0.65%	to	3.05%	2.81%	to	5.36%
December 31, 2019	9,439	$10.40	to	$12.70	$113,555	0.00%	0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%
December 31, 2017	8,326	$10.17	to	$11.82	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%

	AST Bond Portfolio 2023
December 31, 2021	1,314	$9.62	to	$11.49	$14,597	0.00%	1.00%	to	2.75%	-4.41%	to	-2.68%
December 31, 2020	1,622	$10.06	to	$11.81	$18,541	0.00%	1.00%	to	2.75%	3.84%	to	5.71%
December 31, 2019	2,080	$9.45	to	$11.17	$22,614	0.00%	1.00%	to	3.05%	3.26%	to	5.44%
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%
December 31, 2017	2,647	$9.47	to	$10.73	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
A98

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Growth Allocation Portfolio
December 31, 2021	9,859	$16.49	to	$20.90	$191,470	0.00%	0.65%	to	3.05%	11.34%	to	14.09%
December 31, 2020	10,350	$14.81	to	$18.32	$177,604	0.00%	0.65%	to	3.05%	6.52%	to	9.16%
December 31, 2019	10,054	$13.91	to	$16.78	$159,067	0.00%	0.65%	to	3.05%	19.02%	to	21.96%
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%
December 31, 2017	12,192	$13.14	to	$15.10	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2021	192	$10.79	to	$11.98	$2,277	0.00%	0.65%	to	1.75%	-4.74%	to	-3.68%
December 31, 2020	292	$11.33	to	$12.43	$3,549	0.00%	0.65%	to	1.75%	5.57%	to	6.75%
December 31, 2019	302	$10.73	to	$11.65	$3,450	0.00%	0.65%	to	1.75%	12.84%	to	14.10%
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%
December 31, 2017	303	$10.37	to	$11.01	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%

	AST MFS Large-Cap Value Portfolio
December 31, 2021	3,420	$23.37	to	$28.55	$92,496	0.00%	0.65%	to	2.75%	21.61%	to	24.24%
December 31, 2020	3,715	$19.22	to	$22.98	$81,254	0.00%	0.65%	to	2.75%	1.04%	to	3.22%
December 31, 2019	3,384	$19.02	to	$22.26	$71,879	0.00%	0.65%	to	2.75%	25.79%	to	28.51%
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%
December 31, 2017	4,511	$17.02	to	$19.41	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%

	AST Bond Portfolio 2024
December 31, 2021	350	$9.63	to	$11.31	$3,660	0.00%	1.00%	to	2.75%	-5.05%	to	-3.34%
December 31, 2020	654	$9.90	to	$11.70	$7,133	0.00%	1.00%	to	3.05%	5.34%	to	7.57%
December 31, 2019	1,666	$9.40	to	$10.88	$17,060	0.00%	1.00%	to	3.05%	4.67%	to	6.88%
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%
December 31, 2017	5,920	$9.32	to	$10.35	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2021	2,790	$22.77	to	$27.51	$72,765	0.00%	0.65%	to	2.75%	23.04%	to	25.70%
December 31, 2020	3,037	$18.51	to	$21.89	$63,514	0.00%	0.65%	to	2.75%	1.85%	to	4.05%
December 31, 2019	3,183	$17.79	to	$21.04	$63,987	0.00%	0.65%	to	3.05%	27.04%	to	30.18%
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
December 31, 2017	4,114	$15.17	to	$17.08	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2021	296	$9.34	to	$9.55	$2,830	0.01%	1.00%	to	1.25%	-1.24%	to	-0.99%
December 31, 2020	372	$9.45	to	$9.64	$3,583	0.09%	1.00%	to	1.25%	-0.98%	to	-0.73%
December 31, 2019	77	$9.55	to	$9.71	$749	1.86%	1.00%	to	1.25%	0.58%	to	0.83%
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%
December 31, 2017	96	$9.47	to	$9.58	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2021	10	$14.07	to	$14.07	$147	9.10%	1.00%	to	1.00%	3.45%	to	3.45%
December 31, 2020	11	$13.60	to	$13.60	$148	4.75%	1.00%	to	1.00%	4.84%	to	4.84%
December 31, 2019	13	$12.97	to	$12.97	$165	5.11%	1.00%	to	1.00%	15.30%	to	15.30%
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%
December 31, 2017	14	$11.81	to	$11.81	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%

	AST Large-Cap Core Portfolio
December 31, 2021	6,174	$24.12	to	$29.03	$170,350	0.00%	0.65%	to	2.75%	24.33%	to	27.01%
December 31, 2020	289	$19.86	to	$22.86	$6,307	0.00%	0.65%	to	2.45%	8.42%	to	10.42%
December 31, 2019	153	$18.07	to	$20.70	$3,013	0.00%	0.65%	to	2.65%	21.87%	to	24.38%
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%
December 31, 2017	203	$16.41	to	$18.04	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%

	AST Bond Portfolio 2025
December 31, 2021	93	$11.16	to	$13.20	$1,139	0.00%	1.00%	to	3.05%	-5.82%	to	-3.82%
December 31, 2020	479	$11.85	to	$13.72	$6,126	0.00%	1.00%	to	3.05%	7.95%	to	10.23%
December 31, 2019	2,157	$10.98	to	$12.45	$25,283	0.00%	1.00%	to	3.05%	5.40%	to	7.63%
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%
December 31, 2017	693	$10.82	to	$11.77	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%

A99

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2026
December 31, 2021	2,372	$9.87	to	$11.43	$25,560	0.00%	1.00%	to	3.05%	-6.78%	to	-4.80%
December 31, 2020	3,635	$10.59	to	$12.00	$41,514	0.00%	1.00%	to	3.05%	7.30%	to	9.57%
December 31, 2019	7,987	$9.87	to	$10.96	$84,521	0.00%	1.00%	to	3.05%	6.67%	to	8.93%
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%
December 31, 2017	11,718	$9.64	to	$10.27	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%

	AST Bond Portfolio 2027
December 31, 2021	3,610	$10.01	to	$11.34	$38,850	0.00%	1.00%	to	3.05%	-7.50%	to	-5.55%
December 31, 2020	4,852	$10.82	to	$12.01	$55,824	0.00%	1.00%	to	3.05%	8.46%	to	10.75%
December 31, 2019	5,790	$9.97	to	$10.85	$61,041	0.00%	1.00%	to	3.05%	7.31%	to	9.58%
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%
December 31, 2017	15,774	$9.71	to	$10.12	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%

	NVIT Emerging Markets Fund (Class D)
December 31, 2021	1,550	$12.51	to	$14.04	$21,041	0.93%	0.65%	to	2.75%	-10.13%	to	-8.19%
December 31, 2020	1,824	$13.92	to	$15.30	$27,146	1.59%	0.65%	to	2.75%	9.82%	to	12.19%
December 31, 2019	2,230	$12.68	to	$13.63	$29,747	2.05%	0.65%	to	2.75%	19.21%	to	21.79%
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%
December 31, 2017	2,833	$13.23	to	$13.69	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2021	5,445	$10.48	to	$11.64	$60,975	0.00%	1.00%	to	3.05%	-7.37%	to	-5.41%
December 31, 2020	6	$11.50	to	$12.30	$71	0.00%	1.00%	to	2.65%	11.64%	to	13.54%
December 31, 2019	1,044	$10.18	to	$10.84	$11,171	0.00%	1.00%	to	3.05%	8.19%	to	10.47%
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%	1.00%	to	3.05%	-5.06%	to	-3.04%
December 31, 2017	551	$9.91	to	$10.12	$5,521	0.00%	1.00%	to	3.05%	-0.91%	to	1.18%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2021	—	$10.82	to	$11.79	$—	0.00%	1.00%	to	3.10%	-7.47%	to	-5.47%	(2)
December 31, 2020	—	$11.71	to	$12.47	$—	0.00%	1.00%	to	3.05%	12.75%	to	15.13%
December 31, 2019	2,379	$10.38	to	$10.83	$25,528	0.00%	1.00%	to	3.05%	8.87%	to	11.17%
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%	1.00%	to	2.65%	-4.22%	to	-2.59%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2021	4,328	$11.44	to	$12.18	$51,992	0.00%	1.00%	to	3.05%	-7.12%	to	-5.16%
December 31, 2020	6,897	$12.31	to	$12.84	$87,755	0.00%	1.00%	to	3.05%	11.02%	to	13.37%
December 31, 2019	1,454	$11.13	to	$11.33	$16,373	0.00%	1.00%	to	2.75%	11.25%	to	13.26%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2021	3,392	$10.13	to	$10.57	$35,400	0.00%	1.00%	to	3.05%	-7.68%	to	-5.72%
December 31, 2020	6,403	$10.97	to	$11.21	$71,411	0.00%	1.00%	to	3.05%	9.77%	to	12.08%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Shares) (available May 18, 2020)
December 31, 2021	218	$14.42	to	$14.44	$3,151	0.46%	1.20%	to	1.30%	7.58%	to	7.68%
December 31, 2020	40	$13.40	to	$13.41	$539	0.68%	1.20%	to	1.30%	29.95%	to	30.03%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Shares) (available May 18, 2020)
December 31, 2021	661	$10.43	to	$10.45	$6,902	3.05%	1.20%	to	1.30%	-2.35%	to	-2.25%
December 31, 2020	179	$10.68	to	$10.69	$1,912	1.99%	1.20%	to	1.30%	6.90%	to	6.96%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A100

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Total Return Series (Service Shares) (available May 18, 2020)
December 31, 2021	704	$13.48	to	$13.50	$9,494	1.65%		1.20%	to	1.30%	12.36%	to	12.47%
December 31, 2020	99	$12.00	to	$12.00	$1,185	1.77%		1.20%	to	1.30%	17.38%	to	17.45%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Shares) (available May 18, 2020)
December 31, 2021	799	$15.65	to	$15.68	$12,514	1.21%		1.20%	to	1.30%	23.53%	to	23.66%
December 31, 2020	57	$12.67	to	$12.68	$727	0.78%		1.20%	to	1.30%	21.73%	to	21.80%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available May 18, 2020)
December 31, 2021	11,017	$9.93	to	$10.00	$110,217	0.04%		0.00%	to	1.30%	-0.67%	to	0.04%
December 31, 2020	6,560	$10.00	to	$10.00	$65,602	0.00%	(1)	0.00%	to	0.00%	0.00%	to	0.00%	(1)
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
December 31, 2021	910	$16.65	to	$17.18	$15,469	0.00%		0.65%	to	2.50%	16.12%	to	18.32%
December 31, 2020	1,095	$14.34	to	$14.52	$15,832	0.00%		0.65%	to	2.50%	45.78%	to	47.62%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Global Bond Portfolio (available November 13, 2020)
December 31, 2021	10,543	$9.63	to	$9.87	$103,217	0.00%		0.65%	to	2.75%	-4.17%	to	-2.10%
December 31, 2020	10,803	$10.05	to	$10.08	$108,803	0.00%		0.65%	to	2.75%	0.53%	to	0.81%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2021	5,609	$9.18	to	$9.38	$52,363	0.00%		1.00%	to	3.05%	-8.16%	to	-6.24%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

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Note 7:    Financial Highlights (continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2021 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

(2)	Total return reflects the return had there been contract owners in the subaccount during the period.

Note 8:    Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.
Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.

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Note 8:    Charges and Expenses (continued)

Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.
Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.
Optional Benefit Charges - Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.
The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

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Note 8:    Charges and Expenses (continued)

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
Prudential FlexGuard	1.20%	1.30%
Prudential FlexGuard Income	1.20%	1.30%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

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Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:    Subsequent Events

On April 1, 2022, Prudential Financial completed the sale of its equity interest in Prudential Annuities (to be renamed Fortitude Life Insurance & Annuity Company), which represents a portion of its in-force traditional variable annuity block of business, to Fortitude Group Holdings, LLC. The Prudential Annuities block primarily consists of non-New York traditional variable annuities with guaranteed living benefits that were issued prior to 2011. Prudential Financial retained, through a reinsurance agreement, its interest in all FlexGuard products remaining in Prudential Annuities.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation
and the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of the Prudential Annuities Life Assurance Corporation Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST Government Money Market Portfolio (1)	ProFund VP Short Small-Cap (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Small-Cap Value (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	ProFund VP Technology (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP Telecommunications (1)
AST High Yield Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (2)	ProFund VP UltraSmall-Cap (1)
AST Small-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Mid-Cap Growth Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST MFS Growth Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST Mid-Cap Value Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST Small-Cap Growth Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST BlackRock Low Duration Bond Portfolio (1)	Allspring VT Index Asset Allocation Fund (Class 2) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Allspring VT International Equity Fund (Class 2) (1)
AST QMA US Equity Alpha Portfolio (3)	Allspring VT Small Cap Growth Fund (Class 2) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Fidelity Institutional AM® Quantitative Portfolio (3)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST International Value Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Cohen & Steers Global Realty Portfolio (1)
AST International Growth Portfolio (1)	AST Emerging Markets Equity Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Bond Portfolio 2021 (4)
AST Academic Strategies Asset Allocation Portfolio (1)	Allspring VT Omega Growth Fund (Class 2) (1)
AST Balanced Asset Allocation Portfolio (1)	Allspring VT Omega Growth Fund (Class 1) (1)
AST Preservation Asset Allocation Portfolio (1)	Allspring VT Small Cap Growth Fund (Class 1) (1)
AST AllianzGI World Trends Portfolio (1)	Allspring VT International Equity Fund (Class 1) (1)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Bond Portfolio 2022 (1)
AST Goldman Sachs Multi-Asset Portfolio (2)	AST Quantitative Modeling Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST BlackRock Global Strategies Portfolio (1)
Davis Value Portfolio (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
PSF International Growth Portfolio (Class I) (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
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ProFund VP Asia 30 (1)	Allspring VT Opportunity Fund (Class 1) (1)
ProFund VP Banks (1)	Allspring VT Opportunity Fund (Class 2) (1)
ProFund VP Bear (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Biotechnology (1)	AST Bond Portfolio 2023 (1)
ProFund VP Basic Materials (1)	AST MFS Growth Allocation Portfolio (1)
ProFund VP UltraBull (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Bull (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Consumer Services (1)	AST Bond Portfolio 2024 (1)
ProFund VP Consumer Goods (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Oil & Gas (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)
ProFund VP Europe 30 (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Financials (1)	AST Large-Cap Core Portfolio (1)
ProFund VP U.S. Government Plus (1)	AST Bond Portfolio 2025 (1)
ProFund VP Health Care (1)	AST Bond Portfolio 2026 (1)
ProFund Access VP High Yield Fund (1)	AST Bond Portfolio 2027 (1)
ProFund VP Industrials (1)	NVIT Emerging Markets Fund (Class D) (1)
ProFund VP Internet (1)	AST Bond Portfolio 2028 (1)
ProFund VP Japan (1)	AST Bond Portfolio 2029 (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2030 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2031 (1)
ProFund VP Mid-Cap Value (1)	MFS® International Growth Portfolio (Service Shares) (1)
ProFund VP Pharmaceuticals (1)	MFS® Total Return Bond Series (Service Shares) (1)
ProFund VP Real Estate (1)	MFS® Total Return Series (Service Shares) (1)
ProFund VP Rising Rates Opportunity (1)	MFS® Value Series (Service Shares) (1)
ProFund VP NASDAQ-100 (1)	PSF PGIM Government Money Market Portfolio (Class III) (1)
ProFund VP Semiconductor (1)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (1)
ProFund VP Small-Cap Growth (1)	AST Global Bond Portfolio (1)
ProFund VP Short Mid-Cap (1)	AST Bond Portfolio 2032 (5)
(1) Statement of net assets as of December 31, 2021, statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020.
(2) Statement of net assets as of February 19, 2021 (date of merger), statement of operations for the period January 1, 2021 to February 19, 2021 and statement of changes in net assets for the period January 1, 2021 to February 19, 2021 and for the year ended December 31, 2020.
(3) Statement of net assets as of October 15, 2021 (date of merger), statement of operations for the period January 1, 2021 to October 15, 2021 and statement of changes in net assets for the period January 1, 2021 to October 15, 2021 and for the year ended December 31, 2020.
(4) Statement of net assets as of December 31, 2021 (date of liquidation), statement of operations for the period January 1, 2021 to December 31, 2021 and statement of changes in net assets for the period January 1, 2021 to December 31, 2021 and for the year ended December 31, 2020.
(5) Statement of net assets as of December 31, 2021, statement of operations and statement of changes in net assets for the period January 4, 2021 (commencement of operations) to December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of Prudential Annuities Life Assurance Corporation management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
A107

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 18, 2022

We have served as the auditor of one or more of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B since 2003.

A108